UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027
Name of Registrant: Vanguard World Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: May 31, 2018
Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.4%)1
Consumer Discretionary (15.5%)
*	Amazon.com Inc.	231,364	377,035
*	Netflix Inc.	384,717	135,267
	Home Depot Inc.	567,532	105,873
*	Liberty Global plc	3,787,412	104,836
*	TripAdvisor Inc.	1,913,319	99,760
	Dollar General Corp.	1,133,812	99,186
	Domino's Pizza Inc.	299,413	75,296
*	Booking Holdings Inc.	26,450	55,781
*	O'Reilly Automotive Inc.	175,055	47,162
^	Tesla Inc.	153,214	43,625
	McDonald's Corp.	267,183	42,752
	Starbucks Corp.	654,200	37,074
	Hilton Worldwide Holdings Inc.	422,056	34,064
	Ross Stores Inc.	402,080	31,716
*	Qurate Retail Group Inc. QVC Group Class A	1,257,130	25,557
	Las Vegas Sands Corp.	312,403	25,183
*	Liberty Global plc Class A	866,849	24,714
^	Wayfair Inc.	234,914	21,694
*,^	Under Armour Inc. Class A	1,003,458	20,972
*	Live Nation Entertainment Inc.	448,900	19,137
	Marriott International Inc. Class A	102,552	13,881
	NIKE Inc. Class B	186,211	13,370
	Kering SA	21,841	12,535
	Charter Communications Inc. Class A	32,436	8,467
	Chegg Inc.	283,676	7,934
^	Under Armour Inc.	330,088	6,245
^	Stitch Fix Inc. Class A	310,840	5,900
			1,495,016
Consumer Staples (2.3%)
*	Monster Beverage Corp.	1,582,112	80,941
	Estee Lauder Cos. Inc. Class A	310,044	46,333
	Constellation Brands Inc. Class A	206,231	46,006
	Coca-Cola Co.	467,400	20,098
	Costco Wholesale Corp.	76,636	15,192
	PepsiCo Inc.	144,664	14,503
			223,073
Energy (0.3%)
	EOG Resources Inc.	158,000	18,614
	Schlumberger Ltd.	75,912	5,213
			23,827
Financials (7.7%)
	Intercontinental Exchange Inc.	2,576,185	182,626
	Charles Schwab Corp.	2,029,651	112,889
	MarketAxess Holdings Inc.	375,544	80,235
	CME Group Inc.	492,533	80,234
*	Markel Corp.	41,869	45,934
	Progressive Corp.	679,600	42,196
	TD Ameritrade Holding Corp.	705,677	41,776

MSCI Inc. Class A	215,717	35,069
Marsh & McLennan Cos. Inc.	412,417	33,146
Bank of America Corp.	760,358	22,081
First Republic Bank	217,610	21,674
Interactive Brokers Group Inc.	184,329	13,415
Goldman Sachs Group Inc.	48,528	10,961
Morgan Stanley	201,647	10,111
JPMorgan Chase & Co.	75,509	8,080
American Express Co.	63,580	6,250
		746,677
Health Care (11.4%)
UnitedHealth Group Inc.	915,897	221,198
* Biogen Inc.	511,729	150,428
* IQVIA Holdings Inc.	1,318,332	130,423
* Illumina Inc.	409,738	111,629
Dentsply Sirona Inc.	1,512,094	66,245
* Edwards Lifesciences Corp.	438,595	60,223
* ABIOMED Inc.	136,918	52,185
Bristol-Myers Squibb Co.	921,975	48,514
Zoetis Inc.	526,800	44,093
Thermo Fisher Scientific Inc.	158,726	33,058
Stryker Corp.	174,800	30,419
* DexCom Inc.	320,588	28,209
Danaher Corp.	223,100	22,149
Vertex Pharmaceuticals Inc.	114,646	17,655
Celgene Corp.	147,923	11,639
BioMarin Pharmaceutical Inc.	125,894	11,373
Alnylam Pharmaceuticals Inc.	108,266	10,769
Penumbra Inc.	64,069	10,309
Novocure Ltd.	276,190	8,686
Agios Pharmaceuticals Inc.	81,486	7,619
Alexion Pharmaceuticals Inc.	54,275	6,303
^ Denali Therapeutics Inc.	325,427	6,258
^ Glaukos Corp.	151,567	5,725
Centene Corp.	34,482	4,040
Seattle Genetics Inc.	45,430	2,748
AbbVie Inc.	9,348	925
		1,102,822
Industrials (6.8%)
FedEx Corp.	552,775	137,707
TransUnion	941,124	64,561
* IHS Markit Ltd.	1,009,246	49,736
Equifax Inc.	378,435	43,126
Lockheed Martin Corp.	119,648	37,634
AMETEK Inc.	451,376	32,964
Northrop Grumman Corp.	94,393	30,890
* Verisk Analytics Inc. Class A	280,400	29,790
Fastenal Co.	554,389	29,510
Raytheon Co.	133,600	27,989
Fortive Corp.	376,121	27,340
* Copart Inc.	426,800	23,401
Boeing Co.	54,755	19,283
Fortune Brands Home & Security Inc.	339,361	19,062
TransDigm Group Inc.	54,400	18,176
Watsco Inc.	92,030	16,935
CoStar Group Inc.	28,647	10,921

	Parker-Hannifin Corp.	63,894	10,920
	Wabtec Corp.	98,684	9,623
	HEICO Corp. Class A	97,011	7,378
	Caterpillar Inc.	47,142	7,161
	NOW Inc.	438,702	6,168
			660,275
Information Technology (48.2%)
	Microsoft Corp.	6,080,227	600,970
	Mastercard Inc. Class A	2,073,161	394,149
*	PayPal Holdings Inc.	4,012,628	329,316
*	Alphabet Inc. Class C	295,489	320,603
	Visa Inc. Class A	2,434,690	318,263
*	Facebook Inc. Class A	1,281,107	245,691
*	Alphabet Inc. Class A	180,530	198,583
	Apple Inc.	951,696	177,843
*	eBay Inc.	4,529,923	170,869
*	Autodesk Inc.	1,158,955	149,621
*	Alibaba Group Holding Ltd. ADR	718,928	142,355
*	Adobe Systems Inc.	570,924	142,320
*	Take-Two Interactive Software Inc.	1,055,101	118,256
*	Electronic Arts Inc.	857,187	112,214
	Applied Materials Inc.	1,921,156	97,556
*	ServiceNow Inc.	449,767	79,883
*	salesforce.com Inc.	597,653	77,295
*	FleetCor Technologies Inc.	381,953	76,142
	NVIDIA Corp.	301,695	76,084
*	Arista Networks Inc.	278,701	70,110
	ASML Holding NV	305,450	60,067
	Microchip Technology Inc.	585,304	56,997
*	Workday Inc. Class A	418,061	54,749
	CDW Corp.	606,512	48,551
*	Red Hat Inc.	284,235	46,165
	Global Payments Inc.	407,240	45,269
	Accenture plc Class A	248,800	38,748
	GrubHub Inc.	359,272	38,518
	Alliance Data Systems Corp.	174,264	36,738
	Texas Instruments Inc.	287,200	32,141
	SS&C Technologies Holdings Inc.	627,735	31,958
*,^	Zillow Group Inc.	529,158	30,866
	Intuit Inc.	142,800	28,789
*	2U Inc.	300,318	28,470
	Activision Blizzard Inc.	400,473	28,398
*	Gartner Inc.	177,648	23,581
	Tencent Holdings Ltd.	460,713	23,520
^	Spotify Technology SA	121,447	19,153
	Tencent Holdings Ltd. ADR	292,438	14,934
	Tableau Software Inc. Class A	121,346	11,998
	Ellie Mae Inc.	107,895	11,468
	Broadcom Inc.	43,561	10,980
	Shopify Inc.	70,196	10,395
	New Relic Inc.	96,415	9,795
	Splunk Inc.	62,926	6,973
*	Cloudera Inc.	300,088	4,867
			4,652,211
Materials (0.8%)
	Praxair Inc.	202,200	31,596

	Sherwin-Williams Co.			63,566	24,107
	PPG Industries Inc.			152,800	15,421
	Martin Marietta Materials Inc.			39,310	8,761
					79,885
	Other (0.0%)
	*,2,3 WeWork Class A PP			19,046	987
4	Vanguard Growth ETF			3,100	460
					1,447
	Real Estate (2.4%)
	Crown Castle International Corp.			900,312	93,768
	Equinix Inc.			143,873	57,096
	American Tower Corp.			376,248	52,061
*	SBA Communications Corp. Class A			136,900	21,640
^	Redfin Corp.			406,298	8,979
					233,544
	Total Common Stocks (Cost $5,633,158)				9,218,777

		Coupon
	Preferred Stocks (0.9%)
	*,2,3,5 Uber Technologies PP	8.000%		999,588	39,983
	*,2,3,5 WeWork Pfd. D1 PP			260,418	13,492
	*,2,3,5 Airbnb Inc.	8.000%		128,123	13,453
	*,2,3,5 Pinterest Prf G PP	8.000%		1,596,475	11,032
	*,2,3,5 WeWork Pfd. D2 PP			204,614	10,601
	Total Preferred Stocks (Cost $46,639)				88,561
	Temporary Cash Investments (4.3%)1
	Money Market Fund (4.0%)
	6,7 Vanguard Market Liquidity Fund	1.961%		3,858,288	385,868

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.1%)
	Bank of America Securities, LLC
	(Dated 5/31/18, Repurchase Value
	$13,801,000, collateralized by Government
	National Mortgage Assn. 2.579%-4.743%,
	10/20/60-5/20/68, with a value of
	$14,076,000)	1.790%	6/1/18	13,800	13,800

U.S. Government and Agency Obligations (0.2%)
8	United States Treasury Bill	1.512%-1.518%	6/28/18	14,000	13,982
8	United States Treasury Bill	1.890%	8/9/18	500	498
					14,480
Total Temporary Cash Investments (Cost $414,081)					414,148
	Total Investments (100.6%) (Cost $6,093,878)				9,721,486
	Other Assets and Liabilities-Net (-0.6%)6				(57,290)
	Net Assets (100%)				9,664,196

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,424,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.3%, respectively, of net assets.

2 Security value determined using significant unobservable inputs.
3 Restricted securities totaling $89,548,000, representing 0.9% of net assets. See Restricted Securities table for additional information.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Perpetual security with no stated maturity date.
6 Includes $55,366,000 of collateral received for securities on loan.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Securities with a value of $11,609,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
Uber Technologies PP	June 2014	15,507
WeWork Pfd. D1 PP	December 2014	4,336
WeWork Pfd. D2 PP	December 2014	3,407
WeWork Class A PP	December 2014	317
Pinterest Prf G PP	March 2015	11,461
Airbnb Inc.	June 2015	11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	1,765	238,760	362
E-mini S&P Mid-Cap 400 Index	June 2018	262	51,011	560
				922

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures

U.S. Growth Fund

contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

U.S. Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,181,735	36,055	987
Preferred Stocks	—	—	88,561
Temporary Cash Investments	385,868	28,280	—
Futures Contracts—Liabilities[1]	(2,187)	—	—
Total	9,565,416	64,335	89,548
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of August 31, 2017	2,715	107,415
Sales	(1,728)	(13,481)
Net Realized Gain (Loss)	1,173	7,133
Change in Unrealized Appreciation (Depreciation)	(1,173)	(12,506)
Balance as of May 31, 2018	987	88,561

Net change in unrealized appreciation (depreciation) from investments still held as of May 31,
2018, was ($13,679,000).

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2018:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or
	5/31/2018			Range/Weighted

U.S. Growth Fund

	($000)			Avg.

Common Stocks	987	Recent Market	Transaction Price	$51.81
		Transaction

Preferred Stocks	39,983	Target Event[1]	Transaction Price	$40.00

	37,546	Recent Market	Transaction Price	$51.81-$105.00/
		Transaction
				$70.87

	11,032	Comparable	EV/2019 Revenue	6.1x
		Company Approach
			IPO/M&A Probability	75%/25%

			Illiquidity Discount	10%

1 During the period ended May 31, 2018, the valuation technique was changed from Recent Market Transaction to Target Event. This was considered to be a more relevant measure of fair value for this investment.

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

F. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. At May 31, 2018, the cost of investment securities for tax purposes was $6,093,878,000. Net unrealized appreciation of investment securities for tax purposes was $3,627,608,000, consisting of unrealized gains of $3,734,370,000 on securities that had risen in value since their purchase and $106,762,000 in unrealized losses on securities that had fallen in value since their purchase.

H. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Current Period Transactions

U.S. Growth Fund

	Aug. 31,		Proceeds					May 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	409	—	—	—	51	4	—	460
Vanguard Market
Liquidity Fund	286,634	NA1	NA1	(17)	34	3,353	—	385,868
Total	287,043			(17)	85	3,357	—	386,328
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard International Growth Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)1
Australia (0.4%)
	Brambles Ltd.	20,616,851	140,400

Austria (0.3%)
	Erste Group Bank AG	2,436,618	100,910

Belgium (1.4%)
	Umicore SA	9,416,365	531,181

Brazil (0.4%)
	Telefonica Brasil SA Preference Shares	6,900,800	84,184
	Raia Drogasil SA	4,326,949	72,314
			156,498
Canada (1.4%)
	Toronto-Dominion Bank	5,920,561	345,663
	Nutrien Ltd.	3,573,661	180,833
			526,496
China (18.0%)
*	Alibaba Group Holding Ltd. ADR	10,516,456	2,082,363
	Tencent Holdings Ltd.	33,532,100	1,711,885
*	Baidu Inc. ADR	4,633,984	1,124,019
*	TAL Education Group ADR	18,485,132	784,879
*	Ctrip.com International Ltd. ADR	9,001,376	405,872
	New Oriental Education & Technology Group Inc. ADR	3,750,739	373,086
*	iQIYI Inc. ADR	7,901,787	199,915
	China Pacific Insurance Group Co. Ltd.	34,591,800	148,403
			6,830,422
Denmark (2.0%)
*	Genmab	2,594,661	390,056
	Chr Hansen Holding	1,658,818	159,283
	Novozymes A/S	2,401,809	122,510
	Vestas Wind Systems	1,497,498	98,119
			769,968
France (6.8%)
	L'Oreal SA	2,749,942	662,297
	Kering SA	1,108,608	636,251
	Schneider Electric SE	4,912,666	424,678
^	TOTAL SA	4,765,857	289,737
^	Essilor International Cie Generale d'Optique SA	2,037,356	278,816
	Vivendi SA	7,326,402	185,240
	LVMH Moet Hennessy Louis Vuitton SE	343,829	119,721
			2,596,740
Germany (9.3%)
*,2	Zalando SE	10,683,180	568,922
	BASF SE	4,493,126	443,632
	Bayerische Motoren Werke AG	3,342,345	333,983
	Bayer AG	2,308,340	275,511
*,2	Delivery Hero AG	5,759,519	265,087

	Continental AG	970,452	245,760
	SAP SE	2,177,026	245,237
	Deutsche Telekom AG	12,368,193	191,600
	adidas AG	732,915	166,254
*,3	HelloFresh SE	10,552,945	148,219
	HeidelbergCement AG	1,626,160	143,670
	Infineon Technologies AG	5,053,582	138,893
	Linde AG- Tender Line	560,638	128,115
*,2	Rocket Internet SE	2,762,933	78,523
*	MorphoSys AG	664,989	68,797
	Puma SE	92,384	55,957
*	AIXTRON SE	3,130,112	46,902
			3,545,062
Hong Kong (4.2%)
	AIA Group Ltd.	137,382,200	1,253,956
	Jardine Matheson Holdings Ltd.	3,169,100	197,035
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	153,368
			1,604,359
India (1.9%)
	Housing Development Finance Corp. Ltd.	11,680,736	317,201
	HDFC Bank Ltd.	7,956,722	252,182
	Zee Entertainment Enterprises Ltd.	15,971,869	131,567
*,†,4,5	ANI Technologies	166,185	33,297
			734,247
Indonesia (0.3%)
	Bank Central Asia Tbk PT	66,247,400	107,886

Israel (0.5%)
*	Check Point Software Technologies Ltd.	1,818,884	177,087

Italy (2.8%)
	Ferrari NV	4,824,304	630,655
*	Fiat Chrysler Automobiles NV	13,737,294	311,356
^	Intesa Sanpaolo SPA (Registered)	40,816,981	120,457
			1,062,468
Japan (11.2%)
^	M3 Inc.	13,418,200	558,584
	SMC Corp.	1,369,300	516,712
	SoftBank Group Corp.	6,366,800	451,789
	Nidec Corp.	2,080,800	321,264
	Recruit Holdings Co. Ltd.	10,189,200	282,360
	Nintendo Co. Ltd.	663,700	271,676
	Bridgestone Corp.	5,072,900	203,024
	Kubota Corp.	11,587,900	194,556
	Toyota Motor Corp.	2,810,700	178,275
	Keyence Corp.	291,600	178,111
	Shiseido Co. Ltd.	2,169,500	171,379
	Sekisui Chemical Co. Ltd.	9,982,200	163,504
	Pigeon Corp.	3,300,800	161,528
	KDDI Corp.	4,904,300	132,286
	SBI Holdings Inc.	4,470,400	121,340
	ORIX Corp.	7,029,300	117,420
	Murata Manufacturing Co. Ltd.	745,100	110,284
	Suzuki Motor Corp.	1,795,300	102,877
			4,236,969

Luxembourg (1.0%)
^	Spotify Technology SA	2,375,526	374,644

Netherlands (3.6%)
ASML Holding NV	6,909,881	1,356,430

Norway (0.8%)
Norsk Hydro ASA	24,985,088	157,235
DNB ASA	7,357,991	131,878
289,113
Other (0.2%)
6	Vanguard FTSE All-World ex-US ETF	1,128,434	60,473

Portugal (0.2%)
Jeronimo Martins SGPS SA	3,627,182	56,932

Singapore (0.3%)
Oversea-Chinese Banking Corp. Ltd.	13,222,600	123,281

South Korea (2.0%)
*,^	Celltrion Inc.	1,858,100	454,532
Samsung Electronics Co. Ltd.	3,423,347	160,752
Samsung SDI Co. Ltd.	424,833	78,789
NAVER Corp.	110,437	68,439
762,512
Spain (3.5%)
Industria de Diseno Textil SA	24,860,027	785,805
Banco Bilbao Vizcaya Argentaria SA	71,553,514	491,414
Distribuidora Internacional de Alimentacion SA	12,745,795	43,490
1,320,709
Sweden (4.3%)
Svenska Handelsbanken AB Class A	43,576,778	477,394
*	Atlas Copco AB Class A	10,589,929	420,081
Kinnevik AB	10,340,628	360,298
^	Assa Abloy AB Class B	7,200,239	154,793
SKF AB	7,039,386	136,868
^	Elekta AB Class B	6,427,670	78,366
1,627,800
Switzerland (2.7%)
Nestle SA	5,294,542	400,175
UBS Group AG	15,015,080	226,659
Lonza Group AG	673,697	180,387
Cie Financiere Richemont SA	1,475,303	135,105
Roche Holding AG	331,364	71,048
1,013,374
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	50,340,000	375,864

Thailand (0.4%)
Kasikornbank PCL (Foreign)	27,632,656	168,140

United Kingdom (7.4%)
Rolls-Royce Holdings plc	38,179,418	417,853
Diageo plc	9,722,037	357,223
Royal Dutch Shell plc Class A	7,719,210	268,459

	Burberry Group plc			9,613,354	264,116
	AstraZeneca plc			3,358,799	245,047
	BHP Billiton plc			10,012,881	230,227
	Aviva plc			30,842,356	208,980
	Vodafone Group plc			81,728,318	208,854
	Reckitt Benckiser Group plc			2,052,151	157,080
*	Ocado Group plc			12,833,540	153,043
	Standard Chartered plc			14,327,208	143,465
	Whitbread plc			1,743,313	97,617
	Antofagasta plc			5,218,759	73,076
					2,825,040
United States (8.7%)
*	Amazon.com Inc.			807,252	1,315,514
*	Illumina Inc.			2,734,956	745,112
*,^	Tesla Inc.			1,894,281	539,359
	MercadoLibre Inc.			1,574,407	457,885
*	Booking Holdings Inc.			69,082	145,688
	Philip Morris International Inc.			1,123,213	89,340
					3,292,898
Total Common Stocks (Cost $24,186,731)					36,767,903
Preferred Stocks (0.7%)
*,†,4,5 Internet Plus Holdings Ltd., 8.00%				18,638,108	104,187
*,†,2,4,5Flipkart G Series, 0.01%				284,847	44,251
*,†,3,4,5You & Mr. Jones				44,800,000	43,411
*,†,3,4,5HOME 24AG				1,016,090	38,896
*,†,4,5 CureVac GmbH				12,600	31,447
*,†,2,4,5Flipkart H Series, 0.01%				114,190	21,069
Total Preferred Stocks (Cost $264,820)					283,261
		Coupon
Temporary Cash Investments (4.9%)1
Money Market Fund (4.8%)
7,8 Vanguard Market Liquidity Fund		1.961%		18,170,391	1,817,221

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
9	United States Treasury Bill	1.761%-1.783%	6/21/18	5,500	5,495
9	United States Treasury Bill	1.512%-1.541%	6/28/18	11,200	11,185
9	United States Treasury Bill	1.882%	8/9/18	2,000	1,993
9	United States Treasury Bill	1.916%	9/6/18	6,000	5,969
					24,642
Total Temporary Cash Investments (Cost $1,841,555)					1,841,863
Total Investments (102.6%) (Cost $26,293,106)					38,893,027
Other Assets and Liabilities-Net (-2.6%)8,9,10					(973,662)
Net Assets (100%)					37,919,365

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $930,646,000.
† Perpetual security with no stated maturity date.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 3.3%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $977,852,000, representing 2.6% of net assets.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Security value determined using significant unobservable inputs.
5 Restricted securities totaling $316,558,000, representing 0.8% of net assets. See Restricted Securities table for additional information.
6 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Includes $973,740,000 of collateral received for securities on loan.
9 Securities with a value of $24,642,000 and cash of $5,593,000 have been segregated as initial margin for open futures contracts.
10 Cash of $27,000,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
Flipkart G Series	December 2014	34,113
Flipkart H Series	April 2015	16,243
HOME 24AG	June 2015	66,827
You & Mr. Jones	September 2015	44,800
CureVac GmbH	October 2015	30,882
ANI Technologies	December 2015	51,748
Internet Plus Holdings Ltd.	December 2015	71,956

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2018	5,848	232,577	(2,287)
Topix Index	June 2018	1,086	174,378	(1,243)
S&P ASX 200 Index	June 2018	1,019	115,963	1,019
FTSE 100 Index	June 2018	930	94,917	3,027
				516

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX
200 Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation
(depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

International Growth Fund

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	6/20/2018	EUR	140,826	USD	171,964	(7,065)
UBS AG	6/20/2018	EUR	98,034	USD	122,030	(7,236)
Citibank, N.A.	6/20/2018	EUR	82,304	USD	101,868	(5,494)
Goldman Sachs International	6/12/2018	JPY	10,478,186	USD	99,576	(3,172)
Barclays Bank plc	6/20/2018	GBP	46,617	USD	64,946	(2,908)
JPMorgan Chase Bank, N.A.	6/26/2018	AUD	79,887	USD	62,297	(1,875)
BNP Paribas	6/12/2018	JPY	6,408,330	USD	60,623	(1,663)
BNP Paribas	6/20/2018	EUR	45,004	USD	54,784	(2,086)
JPMorgan Chase Bank, N.A.	6/12/2018	JPY	5,792,300	USD	54,550	(1,258)
Toronto-Dominion Bank	6/26/2018	AUD	64,000	USD	50,457	(2,049)
Citibank, N.A.	6/12/2018	JPY	4,055,510	USD	37,083	231
Bank of America, N.A.	6/20/2018	GBP	26,340	USD	36,918	(1,865)
Citibank, N.A.	6/26/2018	AUD	45,402	USD	35,139	(799)
Citibank, N.A.	6/12/2018	JPY	3,732,645	USD	35,059	(716)
Barclays Bank plc	6/20/2018	EUR	27,367	USD	32,995	(947)
Barclays Bank plc	6/12/2018	JPY	3,336,190	USD	30,394	300
JPMorgan Chase Bank, N.A.	6/12/2018	JPY	2,689,625	USD	24,714	32
Credit Suisse International	6/20/2018	GBP	17,076	USD	23,787	(1,061)
Citibank, N.A.	6/26/2018	AUD	28,276	USD	21,256	132
Barclays Bank plc	6/26/2018	AUD	27,264	USD	20,477	144
Citibank, N.A.	6/20/2018	GBP	12,432	USD	17,416	(872)
BNP Paribas	6/26/2018	AUD	20,840	USD	16,001	(238)
Goldman Sachs International	6/20/2018	EUR	11,809	USD	14,082	(254)
JPMorgan Chase Bank, N.A.	6/20/2018	GBP	9,633	USD	13,316	(496)
Morgan Stanley Capital	6/20/2018	GBP	8,726	USD	12,050	(437)
Services LLC
Deutsche Bank AG	6/20/2018	GBP	8,051	USD	11,195	(482)
JPMorgan Chase Bank, N.A.	6/26/2018	AUD	13,407	USD	10,082	59
UBS AG	6/26/2018	AUD	12,869	USD	9,828	(95)
BNP Paribas	6/12/2018	JPY	923,610	USD	8,341	156
Barclays Bank plc	6/26/2018	AUD	6,427	USD	5,068	(206)
Goldman Sachs International	6/12/2018	JPY	560,945	USD	5,065	96
HSBC Bank	6/20/2018	GBP	3,556	USD	4,998	(266)
Deutsche Bank AG	6/26/2018	AUD	6,115	USD	4,593	32
UBS AG	6/20/2018	GBP	2,801	USD	3,864	(136)

International Growth Fund

BNP Paribas	6/20/2018	GBP	2,151	USD	2,921	(58)
Bank of America, N.A.	6/26/2018	AUD	3,493	USD	2,701	(59)
Goldman Sachs International	6/20/2018	USD	112,978	EUR	90,799	6,656
BNP Paribas	6/20/2018	USD	99,335	EUR	80,928	4,572
Barclays Bank plc	6/12/2018	USD	73,409	JPY	7,960,500	168
Citibank, N.A.	6/12/2018	USD	59,176	JPY	6,222,485	1,926
Goldman Sachs International	6/26/2018	USD	50,558	AUD	65,126	1,299
Credit Suisse International	6/26/2018	USD	48,751	AUD	64,080	283
Citibank, N.A.	6/20/2018	USD	42,188	EUR	34,283	2,045
JPMorgan Chase Bank, N.A.	6/20/2018	USD	40,327	GBP	28,372	2,569
Bank of America, N.A.	6/20/2018	USD	24,541	GBP	17,557	1,177
Morgan Stanley Capital	6/12/2018	USD	24,010	JPY	2,543,250	611
Services LLC
Citibank, N.A.	6/20/2018	USD	16,022	GBP	11,460	771
Citibank, N.A.	6/26/2018	USD	14,809	AUD	19,250	249
JPMorgan Chase Bank, N.A.	6/12/2018	USD	14,786	JPY	1,581,480	236
Barclays Bank plc	6/20/2018	USD	11,962	GBP	8,492	660
Citibank, N.A.	6/12/2018	USD	8,435	JPY	919,880	(28)
BNP Paribas	6/26/2018	USD	5,589	AUD	7,382	5
Goldman Sachs International	6/20/2018	USD	4,620	GBP	3,307	220
						(19,192)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At May 31, 2018, the counterparties had deposited in segregated accounts securities and cash with a value of $6,795,000 in connection with open forward currency contracts.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate

International Growth Fund

its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,975,892	—	—
Common Stocks—Other	5,582,338	27,176,376	33,297
Preferred Stocks	—	—	283,261
Temporary Cash Investments	1,817,221	24,642	—
Futures Contracts—Assets[1]	1,450	—	—
Futures Contracts—Liabilities[1]	(1,030)	—	—
Forward Currency Contracts—Assets	—	24,629	—
Forward Currency Contracts—Liabilities	—	(43,821)	—
Total	11,375,871	27,181,826	316,558
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs

International Growth Fund

various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of August 31, 2017	119,867	318,484
Sales	—	(9,127)
Net Realized Gain (Loss)	—	(301)
Transfers Out Of Level 3	(157,796)	(36,567)
Change in Unrealized Appreciation (Depreciation)	71,226	10,772
Balance as of May 31, 2018	33,297	283,261
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2018, was $11,350,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2018:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or
	05/31/2018			Range/Weighted
	($000)			Avg.

Common Stocks	33,297	Recent Market	Transaction Price	200.36
		Transaction

Preferred Stocks	135,634	Recent Market	Transaction Price	5.59-
		Transaction		2,495.77/582.94

	65,320[1]	Target Event	Uncertainty Discount	155.35-184.51
				10%

	43,411	Comparable	EV/Revenue	2.40x
		Companies &
			Liquidity Discount	10%
		Valuation of
		Underlying Holdings

	38,896	Recent Market	42:1 Bonus issue	32.744
		Transaction
			Probability of IPO	75%/25%
			and Sale

1 During the period ended May 31, 2018, the valuation technique was changed from Recent Market Transaction to Target Event. This was considered to be a more relevant measure of fair value for this investment.

International Growth Fund

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At May 31, 2018, the cost of investment securities for tax purposes was $26,312,474,000. Net unrealized appreciation of investment securities for tax purposes was $12,580,553,000 consisting of unrealized gains of $13,277,402,000 on securities that had risen in value since their purchase and $696,849,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the

International Growth Fund

company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Aug. 31,		Proceeds	Net	Change in			May 31,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

HelloFresh	NA1	142,413	—	—	5,806	—	—	148,219

Home 24AG	50,404	—	—	—	(11,508)	—	—	38,896
Vanguard FTSE
All-World ex-US
ETF	58,735	—	—	—	1,738	1,035	—	60,473
Vanguard Market
Liquidity Fund	830,790	NA2	NA2	55	224	5,781	—	1,817,221

You & Mr. Jones	50,982	—	—	—	(7,571)	—	—	43,411

Total	990,911			55	(11,311)	6,816	—	2,108,220
1 Not applicable—at August 31, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.7%)
Praxair Inc.	73,648	11,508
Ecolab Inc.	66,297	9,455
LyondellBasell Industries NV Class A	83,810	9,397
Air Products & Chemicals Inc.	55,050	8,886
PPG Industries Inc.	67,197	6,781
Newmont Mining Corp.	137,114	5,338
Nucor Corp.	82,006	5,264
FMC Corp.	34,047	2,965
Albemarle Corp.	28,921	2,703
Mosaic Co.	91,040	2,503
CF Industries Holdings Inc.	60,594	2,493
International Flavors & Fragrances Inc.	20,198	2,467
Avery Dennison Corp.	22,663	2,380
* Alcoa Corp.	48,419	2,327
Ashland Global Holdings Inc.	15,320	1,191
Westlake Chemical Corp.	8,688	1,005
		76,663
Consumer Goods (8.4%)
Procter & Gamble Co.	653,225	47,796
PepsiCo Inc.	369,733	37,066
NIKE Inc. Class B	335,892	24,117
Mondelez International Inc. Class A	371,803	14,601
General Motors Co.	338,544	14,456
Colgate-Palmolive Co.	222,880	14,062
Activision Blizzard Inc.	190,720	13,524
Ford Motor Co.	1,005,841	11,617
* Electronic Arts Inc.	77,325	10,123
*,^ Tesla Inc.	34,307	9,768
Kimberly-Clark Corp.	90,580	9,135
Kraft Heinz Co.	155,465	8,936
Estee Lauder Cos. Inc. Class A	56,449	8,436
VF Corp.	83,427	6,771
Aptiv plc	69,240	6,751
General Mills Inc.	146,237	6,184
Dr Pepper Snapple Group Inc.	46,216	5,514
Stanley Black & Decker Inc.	39,084	5,442
* Monster Beverage Corp.	105,784	5,412
Tyson Foods Inc. Class A	71,823	4,846
Kellogg Co.	63,357	4,080
Clorox Co.	32,869	3,972
DR Horton Inc.	89,997	3,799
Conagra Brands Inc.	97,954	3,630
Lear Corp.	17,437	3,453
Lennar Corp. Class A	66,461	3,439
Genuine Parts Co.	37,440	3,399
* Mohawk Industries Inc.	16,279	3,322
^ Autoliv Inc.	22,356	3,308
McCormick & Co. Inc.	31,774	3,209

Tapestry Inc.	73,185	3,200
Hershey Co.	35,390	3,187
PVH Corp.	19,629	3,141
JM Smucker Co.	28,459	3,059
Church & Dwight Co. Inc.	64,042	3,007
Newell Brands Inc.	127,197	2,999
BorgWarner Inc.	55,763	2,720
* Lululemon Athletica Inc.	24,895	2,615
^ Whirlpool Corp.	17,775	2,573
Bunge Ltd.	36,577	2,544
* LKQ Corp.	79,037	2,511
Hormel Foods Corp.	68,971	2,475
Lamb Weston Holdings Inc.	38,420	2,449
Snap-on Inc.	14,484	2,141
* Michael Kors Holdings Ltd.	36,987	2,123
PulteGroup Inc.	68,046	2,058
Ralph Lauren Corp. Class A	14,838	1,997
Ingredion Inc.	17,881	1,992
Harley-Davidson Inc.	44,021	1,808
Gentex Corp.	73,324	1,762
Polaris Industries Inc.	15,571	1,742
Coca-Cola European Partners plc	45,536	1,729
Hanesbrands Inc.	94,210	1,717
* Herbalife Nutrition Ltd.	31,994	1,624
Coty Inc. Class A	116,762	1,547
Campbell Soup Co.	44,479	1,496
Goodyear Tire & Rubber Co.	59,141	1,445
Leggett & Platt Inc.	34,638	1,431
Toll Brothers Inc.	34,999	1,382
^ Mattel Inc.	85,388	1,325
Adient plc	23,046	1,227
Delphi Technologies plc	21,966	1,100
* Under Armour Inc. Class A	49,400	1,032
* Under Armour Inc.	47,900	906
		370,232
Consumer Services (8.3%)
Home Depot Inc.	304,755	56,852
Walt Disney Co.	388,936	38,687
McDonald's Corp.	206,350	33,018
* Booking Holdings Inc.	12,686	26,754
Lowe's Cos. Inc.	215,162	20,443
Starbucks Corp.	353,733	20,046
Time Warner Inc.	200,637	18,892
CVS Health Corp.	263,051	16,675
TJX Cos. Inc.	164,137	14,825
Sysco Corp.	123,940	8,060
Ross Stores Inc.	98,171	7,744
McKesson Corp.	53,471	7,590
Dollar General Corp.	70,637	6,179
* O'Reilly Automotive Inc.	21,449	5,779
* Dollar Tree Inc.	59,663	4,928
* AutoZone Inc.	6,992	4,540
Best Buy Co. Inc.	65,312	4,458
Omnicom Group Inc.	58,899	4,245
Cardinal Health Inc.	80,505	4,193
Expedia Group Inc.	31,924	3,864
Yum China Holdings Inc.	95,900	3,769

* Ulta Beauty Inc.	15,092	3,726
Tiffany & Co.	27,431	3,587
AmerisourceBergen Corp. Class A	41,196	3,384
* CarMax Inc.	46,449	3,201
Kohl's Corp.	43,725	2,919
Darden Restaurants Inc.	32,093	2,805
* Chipotle Mexican Grill Inc. Class A	6,517	2,803
Nielsen Holdings plc	90,148	2,720
Macy's Inc.	77,000	2,688
Viacom Inc. Class B	91,614	2,483
Tractor Supply Co.	32,407	2,408
Advance Auto Parts Inc.	18,478	2,377
Aramark	60,866	2,363
Interpublic Group of Cos. Inc.	97,411	2,201
* Liberty Media Corp-Liberty SiriusXM C	46,146	2,131
L Brands Inc.	62,820	2,130
Alaska Air Group Inc.	31,582	1,920
Gap Inc.	60,774	1,700
Foot Locker Inc.	30,511	1,647
* Discovery Communications Inc.	76,984	1,522
Nordstrom Inc.	30,808	1,511
H&R Block Inc.	51,388	1,411
Dun & Bradstreet Corp.	9,252	1,136
* Liberty Media Corp-Liberty SiriusXM A	22,783	1,054
* Discovery Communications Inc. Class A	39,500	833
* AutoNation Inc.	13,959	637
		368,838
Financials (23.5%)
JPMorgan Chase & Co.	892,618	95,519
Bank of America Corp.	2,471,231	71,765
Wells Fargo & Co.	1,143,834	61,756
Visa Inc. Class A	470,513	61,505
Mastercard Inc. Class A	239,675	45,567
Citigroup Inc.	664,480	44,314
Goldman Sachs Group Inc.	90,985	20,552
US Bancorp	401,828	20,087
American Express Co.	186,310	18,314
PNC Financial Services Group Inc.	122,529	17,572
BlackRock Inc.	32,152	17,177
Charles Schwab Corp.	305,854	17,012
Morgan Stanley	329,918	16,542
Chubb Ltd.	120,390	15,734
American Tower Corp.	108,855	15,062
CME Group Inc.	87,497	14,253
Bank of New York Mellon Corp.	253,890	13,900
S&P Global Inc.	65,653	12,966
Simon Property Group Inc.	80,043	12,824
American International Group Inc.	232,832	12,291
Capital One Financial Corp.	124,257	11,680
Crown Castle International Corp.	103,613	10,791
MetLife Inc.	233,723	10,749
BB&T Corp.	202,360	10,624
Prudential Financial Inc.	109,480	10,602
Marsh & McLennan Cos. Inc.	131,710	10,586
Intercontinental Exchange Inc.	148,541	10,530
Progressive Corp.	149,464	9,280
State Street Corp.	95,434	9,172

Travelers Cos. Inc.	70,063	9,005
Aon plc	64,134	8,970
Aflac Inc.	197,162	8,884
Prologis Inc.	135,593	8,725
Allstate Corp.	91,668	8,569
SunTrust Banks Inc.	120,432	8,130
Public Storage	38,073	8,065
Equinix Inc.	20,008	7,940
T. Rowe Price Group Inc.	60,618	7,360
Moody's Corp.	42,627	7,271
Weyerhaeuser Co.	191,144	7,135
Synchrony Financial	198,885	6,887
Discover Financial Services	93,159	6,881
M&T Bank Corp.	36,513	6,283
AvalonBay Communities Inc.	35,135	5,816
Equity Residential	90,767	5,808
Digital Realty Trust Inc.	52,393	5,631
Welltower Inc.	95,581	5,510
Northern Trust Corp.	53,520	5,487
Fifth Third Bancorp	179,005	5,474
KeyCorp	274,493	5,336
Regions Financial Corp.	290,792	5,304
Ameriprise Financial Inc.	38,050	5,275
Citizens Financial Group Inc.	126,566	5,170
Ventas Inc.	91,267	4,989
* IHS Markit Ltd.	98,939	4,876
Willis Towers Watson plc	31,877	4,818
Boston Properties Inc.	39,249	4,779
Hartford Financial Services Group Inc.	90,742	4,749
* SBA Communications Corp. Class A	29,992	4,741
TD Ameritrade Holding Corp.	77,025	4,560
* E*TRADE Financial Corp.	69,484	4,402
Comerica Inc.	44,456	4,192
First Republic Bank	41,352	4,119
Huntington Bancshares Inc.	268,318	3,990
* Markel Corp.	3,544	3,888
Principal Financial Group Inc.	69,038	3,852
Realty Income Corp.	70,707	3,769
Lincoln National Corp.	56,260	3,729
XL Group Ltd.	65,790	3,657
Equifax Inc.	30,832	3,514
* CBRE Group Inc. Class A	74,126	3,424
Loews Corp.	69,552	3,399
GGP Inc.	158,520	3,215
Raymond James Financial Inc.	32,929	3,180
Annaly Capital Management Inc.	296,807	3,096
Vornado Realty Trust	43,932	3,063
Arthur J Gallagher & Co.	46,138	3,058
Ally Financial Inc.	114,512	2,937
Zions Bancorporation	52,943	2,902
UDR Inc.	78,945	2,879
HCP Inc.	119,844	2,873
Invesco Ltd.	103,598	2,830
Mid-America Apartment Communities Inc.	29,958	2,803
Cincinnati Financial Corp.	39,614	2,748
Nasdaq Inc.	29,284	2,690
Duke Realty Corp.	91,707	2,579

FNF Group	68,620	2,536
Torchmark Corp.	29,215	2,478
* Arch Capital Group Ltd.	31,313	2,457
Voya Financial Inc.	46,359	2,408
Iron Mountain Inc.	72,240	2,405
Everest Re Group Ltd.	10,584	2,384
Western Union Co.	118,609	2,359
SL Green Realty Corp.	23,149	2,258
Unum Group	57,731	2,241
Regency Centers Corp.	38,228	2,220
SEI Investments Co.	34,207	2,182
Alleghany Corp.	3,723	2,124
AGNC Investment Corp.	106,116	1,997
People's United Financial Inc.	107,877	1,986
Macerich Co.	35,593	1,980
WR Berkley Corp.	24,732	1,891
VEREIT Inc.	255,962	1,833
Liberty Property Trust	40,794	1,804
^ CIT Group Inc.	34,174	1,706
Kimco Realty Corp.	107,241	1,658
Commerce Bancshares Inc.	24,430	1,578
Janus Henderson Group plc	50,723	1,567
New York Community Bancorp Inc.	124,556	1,444
Hospitality Properties Trust	47,141	1,365
RenaissanceRe Holdings Ltd.	10,503	1,289
Assurant Inc.	12,936	1,208
Axis Capital Holdings Ltd.	20,254	1,151
Weingarten Realty Investors	34,032	998
* Brighthouse Financial Inc.	20,538	968
Santander Consumer USA Holdings Inc.	36,028	645
		1,039,062
Health Care (16.3%)
Johnson & Johnson	697,119	83,389
UnitedHealth Group Inc.	247,783	59,842
Pfizer Inc.	1,529,277	54,947
Merck & Co. Inc.	707,779	42,134
^ AbbVie Inc.	411,570	40,721
Amgen Inc.	186,284	33,460
Medtronic plc	350,765	30,278
Abbott Laboratories	437,270	26,905
Bristol-Myers Squibb Co.	425,679	22,399
Eli Lilly & Co.	252,317	21,457
* Biogen Inc.	54,800	16,109
Stryker Corp.	87,880	15,293
* Celgene Corp.	192,770	15,167
Becton Dickinson and Co.	67,603	14,980
Anthem Inc.	66,418	14,706
Aetna Inc.	82,253	14,487
* Intuitive Surgical Inc.	28,639	13,164
Allergan plc	86,776	13,086
* Express Scripts Holding Co.	146,249	11,087
* Boston Scientific Corp.	353,296	10,737
Zoetis Inc.	126,920	10,623
Cigna Corp.	60,961	10,325
Humana Inc.	35,458	10,318
* Illumina Inc.	37,633	10,253
* Vertex Pharmaceuticals Inc.	65,045	10,017

Baxter International Inc.	128,704	9,117
HCA Healthcare Inc.	72,858	7,515
* Edwards Lifesciences Corp.	54,157	7,436
* Align Technology Inc.	20,582	6,832
* Alexion Pharmaceuticals Inc.	55,384	6,432
* Regeneron Pharmaceuticals Inc.	20,359	6,114
* Centene Corp.	50,203	5,882
Zimmer Biomet Holdings Inc.	51,581	5,752
* Mylan NV	137,469	5,287
* Laboratory Corp. of America Holdings	26,341	4,757
* IDEXX Laboratories Inc.	22,288	4,641
* IQVIA Holdings Inc.	41,403	4,096
* BioMarin Pharmaceutical Inc.	45,177	4,081
Quest Diagnostics Inc.	35,366	3,768
* Waters Corp.	19,533	3,762
ResMed Inc.	36,004	3,702
* Incyte Corp.	45,497	3,106
Cooper Cos. Inc.	12,480	2,824
* Henry Schein Inc.	40,311	2,790
* Varian Medical Systems Inc.	23,615	2,784
* Hologic Inc.	70,469	2,670
Perrigo Co. plc	35,202	2,575
Dentsply Sirona Inc.	58,457	2,561
* DaVita Inc.	38,058	2,544
Universal Health Services Inc. Class B	22,100	2,541
* Jazz Pharmaceuticals plc	14,840	2,508
		721,961
Industrials (8.2%)
Union Pacific Corp.	203,662	29,075
Accenture plc Class A	160,300	24,965
* PayPal Holdings Inc.	292,472	24,003
United Parcel Service Inc. Class B	178,367	20,712
FedEx Corp.	63,943	15,929
Automatic Data Processing Inc.	115,556	15,025
CSX Corp.	220,371	14,247
Deere & Co.	83,431	12,474
Illinois Tool Works Inc.	78,614	11,297
Norfolk Southern Corp.	73,377	11,128
Waste Management Inc.	112,267	9,286
Eaton Corp. plc	113,840	8,718
Johnson Controls International plc	239,006	8,021
Sherwin-Williams Co.	21,107	8,005
* Fiserv Inc.	107,404	7,797
* Worldpay Inc. Class A	74,135	5,891
Parker-Hannifin Corp.	34,072	5,823
Rockwell Automation Inc.	32,905	5,772
Fortive Corp.	79,227	5,759
Cummins Inc.	40,326	5,742
PACCAR Inc.	88,891	5,532
Agilent Technologies Inc.	82,585	5,114
Global Payments Inc.	39,183	4,356
Vulcan Materials Co.	33,685	4,303
* Verisk Analytics Inc. Class A	39,074	4,151
WW Grainger Inc.	13,243	4,092
Fastenal Co.	75,384	4,013
Total System Services Inc.	46,509	3,962
Republic Services Inc. Class A	57,519	3,878

	WestRock Co.	65,571	3,861
	Martin Marietta Materials Inc.	16,366	3,647
*	Mettler-Toledo International Inc.	6,381	3,514
*	United Rentals Inc.	21,917	3,497
	Broadridge Financial Solutions Inc.	29,671	3,425
	Expeditors International of Washington Inc.	45,094	3,359
	Ball Corp.	89,899	3,322
	Xylem Inc.	46,473	3,272
	Dover Corp.	41,087	3,172
	CH Robinson Worldwide Inc.	35,622	3,099
	Kansas City Southern	26,341	2,822
	JB Hunt Transport Services Inc.	21,956	2,813
*	Keysight Technologies Inc.	47,764	2,806
	Packaging Corp. of America	23,866	2,804
	Alliance Data Systems Corp.	12,732	2,684
*	Sensata Technologies Holding plc	43,642	2,230
	Fortune Brands Home & Security Inc.	38,932	2,187
	Robert Half International Inc.	31,736	2,021
	Sealed Air Corp.	46,294	2,017
	Arconic Inc.	112,053	1,978
*	Arrow Electronics Inc.	25,691	1,904
	Allegion plc	23,936	1,829
	Xerox Corp.	60,588	1,647
	ManpowerGroup Inc.	16,925	1,523
	MDU Resources Group Inc.	51,456	1,430
	Acuity Brands Inc.	11,109	1,314
*	Stericycle Inc.	20,400	1,295
	Avnet Inc.	33,637	1,282
	Jabil Inc.	42,548	1,203
	Bemis Co. Inc.	22,834	966
			361,993
Oil & Gas (3.5%)
	ConocoPhillips	304,688	20,533
	EOG Resources Inc.	149,129	17,569
	Occidental Petroleum Corp.	197,463	16,626
	Valero Energy Corp.	112,916	13,685
	Anadarko Petroleum Corp.	141,430	9,872
	Pioneer Natural Resources Co.	43,810	8,460
	Kinder Morgan Inc.	491,654	8,201
	ONEOK Inc.	99,752	6,799
	Andeavor	40,278	5,817
	Devon Energy Corp.	137,606	5,720
	Williams Cos. Inc.	211,402	5,678
	Marathon Oil Corp.	216,347	4,636
	Apache Corp.	97,270	3,891
	Baker Hughes a GE Co.	108,539	3,754
	HollyFrontier Corp.	45,904	3,543
	EQT Corp.	63,376	3,266
	Cabot Oil & Gas Corp.	119,767	2,737
	Targa Resources Corp.	54,157	2,634
	Cimarex Energy Co.	24,720	2,297
	Helmerich & Payne Inc.	27,398	1,819
*	Newfield Exploration Co.	49,713	1,454
^	Core Laboratories NV	11,476	1,425
	Murphy Oil Corp.	42,979	1,322
	Range Resources Corp.	56,100	889
*	Apergy Corp.	20,543	887

*	Weatherford International plc	216,832	735
			154,249
Other (0.0%)
*,5 Herbalife Ltd. CVR		2,328	23
Technology (29.1%)
	Apple Inc.	1,312,452	245,258
	Microsoft Corp.	1,938,867	191,638
*	Facebook Inc. Class A	611,139	117,204
*	Alphabet Inc. Class A	77,694	85,463
*	Alphabet Inc. Class C	77,351	83,925
	Intel Corp.	1,218,300	67,250
	Cisco Systems Inc.	1,280,088	54,672
	NVIDIA Corp.	149,726	37,759
	Oracle Corp.	753,728	35,214
*	Adobe Systems Inc.	127,448	31,770
	Texas Instruments Inc.	252,994	28,313
*	Broadcom Inc.	104,407	26,318
*	salesforce.com Inc.	177,303	22,931
	QUALCOMM Inc.	381,915	22,197
*	Micron Technology Inc.	281,634	16,219
	Applied Materials Inc.	271,870	13,806
	Intuit Inc.	62,627	12,626
	Cognizant Technology Solutions Corp. Class A	151,019	11,379
*	NXP Semiconductors NV	86,580	9,870
	HP Inc.	424,584	9,354
	Analog Devices Inc.	95,685	9,299
	Lam Research Corp.	42,168	8,357
*	ServiceNow Inc.	44,128	7,838
*	Red Hat Inc.	45,585	7,404
*	Autodesk Inc.	53,473	6,903
	DXC Technology Co.	73,003	6,724
	Western Digital Corp.	76,382	6,379
	Hewlett Packard Enterprise Co.	401,195	6,114
*	Twitter Inc.	175,189	6,079
	Corning Inc.	217,466	5,908
*	Palo Alto Networks Inc.	22,926	4,771
	NetApp Inc.	69,498	4,748
	Skyworks Solutions Inc.	47,052	4,640
*	Workday Inc. Class A	35,230	4,614
	Xilinx Inc.	66,199	4,509
*	Cerner Corp.	73,909	4,411
*	Dell Technologies Inc. Class V	52,059	4,199
	Maxim Integrated Products Inc.	71,484	4,192
*	Citrix Systems Inc.	39,102	4,130
	Seagate Technology plc	73,211	4,125
*	Splunk Inc.	36,604	4,056
*	Arista Networks Inc.	13,987	3,519
	Symantec Corp.	161,023	3,346
*	Synopsys Inc.	37,452	3,298
*	Akamai Technologies Inc.	43,031	3,244
*	Check Point Software Technologies Ltd.	32,261	3,141
	CDW Corp.	37,651	3,014
*	Advanced Micro Devices Inc.	218,381	2,998
	CA Inc.	82,460	2,947
*	VeriSign Inc.	21,741	2,836
*	F5 Networks Inc.	16,181	2,801
	Juniper Networks Inc.	96,093	2,560

Amdocs Ltd.	36,454	2,459
*	VMware Inc. Class A	16,952	2,331
*	Yandex NV Class A	66,883	2,242
CDK Global Inc.	32,583	2,097
Garmin Ltd.	31,216	1,876
1,287,275
Telecommunications (0.1%)
*	T-Mobile US Inc.	78,134	4,352
*,^ Sprint Corp.	157,622	810
5,162
Utilities (0.7%)
Consolidated Edison Inc.	80,936	6,210
WEC Energy Group Inc.	81,427	5,142
PPL Corp.	174,768	4,775
American Water Works Co. Inc.	45,596	3,791
CMS Energy Corp.	70,925	3,272
CenterPoint Energy Inc.	112,032	2,927
NiSource Inc.	87,433	2,212
Avangrid Inc.	13,389	711
29,040
Total Common Stocks (Cost $3,148,032)	4,414,498
Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund	1.961%	523,104	52,315

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.642%	6/7/18	200	200
4	United States Treasury Bill	1.633%	6/14/18	150	150
United States Treasury Bill	1.833%	8/2/18	500	499
4	United States Treasury Bill	1.934%	10/11/18	650	645
1,494
Total Temporary Cash Investments (Cost $53,806)	53,809
Total Investments (101.0%) (Cost $3,201,838)	4,468,307
Other Assets and Liabilities-Net (-1.0%)3	(42,445)
Net Assets (100%)	4,425,862

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,995,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $18,925,000 of collateral received for securities on loan.
4 Securities with a value of $646,000 have been segregated as initial margin for open futures contracts.
5 Security value determined using significant unobservable inputs.
CVR—Contingent Value Rights.

FTSE Social Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	72	9,740 87

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,414,475	—	23
Temporary Cash Investments	52,315	1,494	—
Futures Contracts—Liabilities[1]	(69)	—	—
Total	4,466,721	1,494	23
1 Represents variation margin on the last day of the reporting period.

FTSE Social Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $3,201,838,000. Net unrealized appreciation of investment securities for tax purposes was $1,266,469,000, consisting of unrealized gains of $1,319,345,000 on securities that had risen in value since their purchase and $52,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (1.9%)
DowDuPont Inc.	182,232	11,683
Praxair Inc.	22,439	3,506
Ecolab Inc.	20,361	2,904
Air Products & Chemicals Inc.	17,177	2,773
LyondellBasell Industries NV Class A	24,710	2,771
PPG Industries Inc.	19,455	1,963
International Paper Co.	32,345	1,730
Nucor Corp.	24,893	1,598
		28,928
Consumer Goods (7.7%)
Procter & Gamble Co.	197,021	14,416
Coca-Cola Co.	300,142	12,906
PepsiCo Inc.	110,979	11,126
Philip Morris International Inc.	121,301	9,648
Altria Group Inc.	148,848	8,297
NIKE Inc. Class B	101,637	7,298
Mondelez International Inc. Class A	110,613	4,344
Colgate-Palmolive Co.	68,409	4,316
General Motors Co.	98,383	4,201
Monsanto Co.	32,734	4,172
Activision Blizzard Inc.	56,227	3,987
Ford Motor Co.	303,779	3,509
* Electronic Arts Inc.	24,017	3,144
* Tesla Inc.	10,522	2,996
Constellation Brands Inc. Class A	12,706	2,834
Kimberly-Clark Corp.	27,456	2,769
Kraft Heinz Co.	47,724	2,743
Estee Lauder Cos. Inc. Class A	17,588	2,628
VF Corp.	24,667	2,002
Archer-Daniels-Midland Co.	43,751	1,913
General Mills Inc.	44,136	1,866
* Monster Beverage Corp.	33,154	1,696
Stanley Black & Decker Inc.	12,027	1,675
Kellogg Co.	21,579	1,389
Brown-Forman Corp. Class B	19,459	1,101
Aptiv plc	10,448	1,019
Hershey Co.	11,125	1,002
Tyson Foods Inc. Class A	11,592	782
		119,779
Consumer Services (14.1%)
* Amazon.com Inc.	32,166	52,418
Home Depot Inc.	91,275	17,027
* Netflix Inc.	32,188	11,317
Comcast Corp. Class A	362,706	11,309
Walt Disney Co.	111,807	11,122
McDonald's Corp.	62,357	9,978
Walmart Inc.	115,880	9,565
* Booking Holdings Inc.	3,822	8,060

Costco Wholesale Corp.	34,329	6,805
Starbucks Corp.	104,256	5,908
Lowe's Cos. Inc.	61,717	5,864
Time Warner Inc.	58,021	5,463
CVS Health Corp.	79,389	5,033
TJX Cos. Inc.	46,893	4,235
Walgreens Boots Alliance Inc.	65,913	4,112
* Charter Communications Inc. Class A	13,069	3,412
Twenty-First Century Fox Inc. Class A	82,452	3,179
Target Corp.	42,599	3,105
Marriott International Inc. Class A	20,921	2,832
* eBay Inc.	75,021	2,830
Delta Air Lines Inc.	50,144	2,710
Las Vegas Sands Corp.	30,906	2,491
Sysco Corp.	36,851	2,397
McKesson Corp.	16,136	2,290
Yum! Brands Inc.	26,113	2,124
Southwest Airlines Co.	41,491	2,119
Carnival Corp.	31,279	1,948
Hilton Worldwide Holdings Inc.	23,448	1,893
Dollar General Corp.	21,234	1,858
* O'Reilly Automotive Inc.	6,601	1,778
Kroger Co.	68,966	1,678
American Airlines Group Inc.	33,426	1,455
Twenty-First Century Fox Inc.	34,293	1,309
CBS Corp. Class B	25,757	1,297
Omnicom Group Inc.	17,943	1,293
Cardinal Health Inc.	24,676	1,285
Ross Stores Inc.	15,051	1,187
* United Continental Holdings Inc.	10,068	701
* AutoZone Inc.	1,079	701
^ Sirius XM Holdings Inc.	87,972	625
AmerisourceBergen Corp. Class A	6,387	525
* DISH Network Corp. Class A	16,966	501
CBS Corp. Class A	600	30
		217,769
Financials (18.5%)
JPMorgan Chase & Co.	271,369	29,039
* Berkshire Hathaway Inc. Class B	144,989	27,770
Bank of America Corp.	760,714	22,091
Wells Fargo & Co.	346,345	18,699
Visa Inc. Class A	140,854	18,412
Mastercard Inc. Class A	73,000	13,879
Citigroup Inc.	206,906	13,799
US Bancorp	122,766	6,137
Goldman Sachs Group Inc.	26,499	5,986
Morgan Stanley	106,109	5,320
American Express Co.	53,891	5,297
Charles Schwab Corp.	94,881	5,277
PNC Financial Services Group Inc.	35,347	5,069
American Tower Corp.	34,533	4,778
BlackRock Inc.	8,713	4,655
Chubb Ltd.	34,499	4,509
CME Group Inc.	26,596	4,333
Simon Property Group Inc.	25,016	4,008
S&P Global Inc.	19,830	3,916
Bank of New York Mellon Corp.	71,463	3,913

American International Group Inc.	70,732	3,734
Capital One Financial Corp.	38,055	3,577
Crown Castle International Corp.	32,440	3,379
Intercontinental Exchange Inc.	45,627	3,235
Prudential Financial Inc.	33,008	3,197
BB&T Corp.	60,741	3,189
Marsh & McLennan Cos. Inc.	39,650	3,187
MetLife Inc.	65,422	3,009
Progressive Corp.	45,617	2,832
Aflac Inc.	61,072	2,752
Travelers Cos. Inc.	21,281	2,735
Aon plc	19,213	2,687
Prologis Inc.	41,565	2,675
State Street Corp.	27,329	2,627
Allstate Corp.	27,582	2,578
SunTrust Banks Inc.	36,962	2,495
Public Storage	11,608	2,459
Equinix Inc.	6,135	2,435
T. Rowe Price Group Inc.	18,199	2,210
Weyerhaeuser Co.	58,987	2,202
Discover Financial Services	27,769	2,051
Synchrony Financial	58,153	2,014
Equity Residential	28,651	1,833
Northern Trust Corp.	16,865	1,729
Welltower Inc.	28,957	1,669
Fifth Third Bancorp	54,198	1,657
Ameriprise Financial Inc.	11,514	1,596
Ventas Inc.	27,829	1,521
Boston Properties Inc.	12,032	1,465
* Berkshire Hathaway Inc. Class A	5	1,436
TD Ameritrade Holding Corp.	22,136	1,310
GGP Inc.	48,921	992
AvalonBay Communities Inc.	5,375	890
Franklin Resources Inc.	25,894	869
Loews Corp.	10,901	533
		285,646
Health Care (13.5%)
Johnson & Johnson	209,776	25,093
UnitedHealth Group Inc.	75,642	18,268
Pfizer Inc.	465,211	16,715
Merck & Co. Inc.	213,214	12,693
^ AbbVie Inc.	124,054	12,274
Amgen Inc.	52,281	9,391
Medtronic plc	105,962	9,147
Abbott Laboratories	136,715	8,412
Gilead Sciences Inc.	102,347	6,898
Bristol-Myers Squibb Co.	127,626	6,716
Eli Lilly & Co.	77,196	6,565
Thermo Fisher Scientific Inc.	31,361	6,532
* Biogen Inc.	16,535	4,861
* Celgene Corp.	58,953	4,638
Becton Dickinson and Co.	20,764	4,601
Aetna Inc.	25,541	4,498
Anthem Inc.	20,040	4,437
Allergan plc	27,263	4,111
Stryker Corp.	23,463	4,083
* Intuitive Surgical Inc.	8,770	4,031

*	Express Scripts Holding Co.	44,392	3,365
*	Boston Scientific Corp.	107,809	3,276
	Cigna Corp.	19,045	3,226
	Zoetis Inc.	38,016	3,182
	Humana Inc.	10,739	3,125
*	Illumina Inc.	11,460	3,122
*	Vertex Pharmaceuticals Inc.	19,874	3,061
	Baxter International Inc.	40,583	2,875
	HCA Healthcare Inc.	22,013	2,270
*	Alexion Pharmaceuticals Inc.	16,524	1,919
*	Regeneron Pharmaceuticals Inc.	6,160	1,850
	Zimmer Biomet Holdings Inc.	15,789	1,761
*	Mylan NV	39,962	1,537
			208,533
Industrials (10.9%)
	Boeing Co.	45,960	16,185
	General Electric Co.	678,204	9,549
	3M Co.	46,600	9,191
	Honeywell International Inc.	58,882	8,709
	Union Pacific Corp.	60,970	8,704
	Accenture plc Class A	48,105	7,492
	United Technologies Corp.	59,400	7,414
*	PayPal Holdings Inc.	89,136	7,315
	Caterpillar Inc.	46,743	7,101
	United Parcel Service Inc. Class B	53,826	6,250
	Lockheed Martin Corp.	18,932	5,955
	Danaher Corp.	49,093	4,874
	Raytheon Co.	22,548	4,724
	FedEx Corp.	18,835	4,692
	Northrop Grumman Corp.	13,576	4,443
	Automatic Data Processing Inc.	33,016	4,293
	CSX Corp.	65,949	4,264
	General Dynamics Corp.	19,792	3,992
	Deere & Co.	25,280	3,780
	Emerson Electric Co.	49,680	3,519
	Norfolk Southern Corp.	22,186	3,365
	Illinois Tool Works Inc.	22,740	3,268
	Waste Management Inc.	33,929	2,806
	Fidelity National Information Services Inc.	25,869	2,644
	Eaton Corp. plc	34,320	2,628
	TE Connectivity Ltd.	27,507	2,560
	Sherwin-Williams Co.	6,587	2,498
	Johnson Controls International plc	72,012	2,417
	Fortive Corp.	24,411	1,775
	Parker-Hannifin Corp.	10,379	1,774
	Rockwell Automation Inc.	10,028	1,759
	Cummins Inc.	12,318	1,754
	PACCAR Inc.	27,531	1,713
	Ingersoll-Rand plc	19,481	1,705
	Paychex Inc.	25,276	1,658
	Agilent Technologies Inc.	25,389	1,572
	Republic Services Inc. Class A	16,926	1,141
			169,483
Oil & Gas (6.1%)
	Exxon Mobil Corp.	331,243	26,910
	Chevron Corp.	149,360	18,565

	Schlumberger Ltd.	108,199	7,430
	ConocoPhillips	91,896	6,193
	EOG Resources Inc.	45,215	5,327
	Occidental Petroleum Corp.	59,934	5,046
	Valero Energy Corp.	34,248	4,151
	Phillips 66	35,632	4,151
	Halliburton Co.	61,705	3,069
	Marathon Petroleum Corp.	38,312	3,028
	Anadarko Petroleum Corp.	41,540	2,899
	Pioneer Natural Resources Co.	13,354	2,579
	Kinder Morgan Inc.	145,663	2,430
	Williams Cos. Inc.	64,803	1,741
	Apache Corp.	14,781	591
			94,110
Technology (22.8%)
	Apple Inc.	357,129	66,737
	Microsoft Corp.	601,856	59,488
*	Facebook Inc. Class A	187,273	35,915
*	Alphabet Inc. Class A	23,203	25,523
*	Alphabet Inc. Class C	23,394	25,382
	Intel Corp.	364,726	20,133
	Cisco Systems Inc.	376,973	16,101
	Oracle Corp.	242,988	11,352
	NVIDIA Corp.	42,700	10,769
	International Business Machines Corp.	72,290	10,215
*	Adobe Systems Inc.	38,478	9,592
	Texas Instruments Inc.	76,957	8,612
*	Broadcom Inc.	32,100	8,091
*	salesforce.com Inc.	55,239	7,144
	QUALCOMM Inc.	115,927	6,738
*	Micron Technology Inc.	90,620	5,219
	Applied Materials Inc.	82,085	4,168
	Intuit Inc.	19,051	3,841
	Cognizant Technology Solutions Corp. Class A	46,016	3,467
	Analog Devices Inc.	29,201	2,838
	HP Inc.	128,541	2,832
	DXC Technology Co.	22,423	2,065
	Hewlett Packard Enterprise Co.	122,403	1,865
	Corning Inc.	66,804	1,815
	Lam Research Corp.	6,414	1,271
*	VMware Inc. Class A	5,646	776
*,^ Snap Inc.		35,359	403
			352,352
Telecommunications (2.1%)
	AT&T Inc.	479,887	15,510
	Verizon Communications Inc.	322,337	15,366
*	T-Mobile US Inc.	23,432	1,305
*	Sprint Corp.	45,698	235
			32,416
Utilities (2.3%)
	NextEra Energy Inc.	36,839	6,108
	Duke Energy Corp.	54,816	4,230
	Southern Co.	78,402	3,520
	Dominion Energy Inc.	50,457	3,239
	Exelon Corp.	75,473	3,124
	American Electric Power Co. Inc.	38,500	2,616

Sempra Energy			21,478	2,288
Public Service Enterprise Group Inc.			39,270	2,080
Consolidated Edison Inc.			24,426	1,874
Xcel Energy Inc.			39,623	1,804
PG&E Corp.			40,129	1,739
Edison International			25,419	1,580
PPL Corp.			54,475	1,488
				35,690
Total Common Stocks (Cost $992,243)				1,544,706
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	1.961%		30,131	3,014

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.916%	9/6/18	150	149
Total Temporary Cash Investments (Cost $3,162)				3,163
Total Investments (100.1%) (Cost $995,405)				1,547,869
Other Assets and Liabilities-Net (-0.1%)3				(1,945)
Net Assets (100%)				1,545,924

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,787,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,013,000 of collateral received for securities on loan.
4 Securities with a value of $149,000 have been segregated as initial margin for open futures contracts.

Mega Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	6	812 (5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,544,706	—	—
Temporary Cash Investments	3,014	149	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	1,547,714	149	—
1 Represents variation margin on the last day of the reporting period.

Mega Cap Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $995,405,000. Net unrealized appreciation of investment securities for tax purposes was $552,464,000, consisting of unrealized gains of $578,495,000 on securities that had risen in value since their purchase and $26,031,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Basic Materials (1.1%)
	Praxair Inc.	116,267	18,168
	Ecolab Inc.	105,567	15,055
	Nucor Corp.	129,112	8,288
	PPG Industries Inc.	391	39
			41,550
Consumer Goods (8.8%)
	Philip Morris International Inc.	630,779	50,172
	Altria Group Inc.	772,124	43,038
	NIKE Inc. Class B	527,138	37,849
	Coca-Cola Co.	784,459	33,732
	Colgate-Palmolive Co.	355,492	22,428
	Monsanto Co.	170,148	21,687
	Activision Blizzard Inc.	291,743	20,688
*	Electronic Arts Inc.	124,569	16,307
*,^ Tesla Inc.		54,933	15,641
	Constellation Brands Inc. Class A	66,103	14,746
	Kraft Heinz Co.	247,462	14,224
	Estee Lauder Cos. Inc. Class A	91,199	13,629
*	Monster Beverage Corp.	171,732	8,786
	Stanley Black & Decker Inc.	62,285	8,673
	Brown-Forman Corp. Class B	101,097	5,718
	Hershey Co.	57,912	5,214
	Aptiv plc	27,184	2,650
			335,182
Consumer Services (23.0%)
*	Amazon.com Inc.	167,250	272,554
	Home Depot Inc.	474,477	88,514
*	Netflix Inc.	167,489	58,889
	Comcast Corp. Class A	1,882,419	58,694
	Walt Disney Co.	580,106	57,703
	McDonald's Corp.	323,924	51,831
*	Booking Holdings Inc.	19,779	41,712
	Costco Wholesale Corp.	178,325	35,351
	Starbucks Corp.	542,313	30,733
	Lowe's Cos. Inc.	320,221	30,424
	TJX Cos. Inc.	243,989	22,037
*	Charter Communications Inc. Class A	67,876	17,718
	Marriott International Inc. Class A	108,880	14,738
	Yum! Brands Inc.	135,179	10,994
	Southwest Airlines Co.	214,887	10,977
	Walgreens Boots Alliance Inc.	172,341	10,752
	Hilton Worldwide Holdings Inc.	121,525	9,808
	Dollar General Corp.	110,251	9,645
*	O'Reilly Automotive Inc.	34,237	9,224
	Las Vegas Sands Corp.	80,222	6,467
	Ross Stores Inc.	77,633	6,124
	Carnival Corp.	81,359	5,067
*	AutoZone Inc.	5,571	3,617

CBS Corp. Class B	66,964	3,373
^ Sirius XM Holdings Inc.	458,788	3,258
Time Warner Inc.	1,126	106
CBS Corp. Class A	1,644	83
* DISH Network Corp. Class A	329	10
* Altice USA Inc. Class A	169	3
		870,406
Financials (11.6%)
Visa Inc. Class A	732,574	95,762
Mastercard Inc. Class A	379,445	72,140
Charles Schwab Corp.	492,612	27,399
American Tower Corp.	179,042	24,774
BlackRock Inc.	45,607	24,365
Simon Property Group Inc.	130,083	20,842
S&P Global Inc.	103,159	20,374
Crown Castle International Corp.	168,390	17,538
Intercontinental Exchange Inc.	236,446	16,762
Marsh & McLennan Cos. Inc.	206,150	16,568
Aon plc	99,916	13,975
Prologis Inc.	215,120	13,843
Public Storage	59,988	12,708
Equinix Inc.	31,790	12,616
Weyerhaeuser Co.	307,101	11,464
T. Rowe Price Group Inc.	94,300	11,450
Boston Properties Inc.	62,634	7,627
TD Ameritrade Holding Corp.	115,259	6,823
AvalonBay Communities Inc.	28,051	4,643
Welltower Inc.	75,762	4,368
Ventas Inc.	72,817	3,980
		440,021
Health Care (10.2%)
^ AbbVie Inc.	645,197	63,836
Medtronic plc	550,374	47,508
Bristol-Myers Squibb Co.	663,050	34,890
Thermo Fisher Scientific Inc.	162,886	33,924
* Biogen Inc.	85,941	25,263
* Celgene Corp.	305,620	24,046
Becton Dickinson and Co.	108,092	23,952
Stryker Corp.	121,684	21,175
* Intuitive Surgical Inc.	45,665	20,991
* Boston Scientific Corp.	558,338	16,968
Zoetis Inc.	197,030	16,491
* Illumina Inc.	59,744	16,277
* Vertex Pharmaceuticals Inc.	103,136	15,883
* Alexion Pharmaceuticals Inc.	85,558	9,936
* Regeneron Pharmaceuticals Inc.	32,241	9,683
Baxter International Inc.	105,098	7,445
Gilead Sciences Inc.	1,986	134
Allergan plc	503	76
		388,478
Industrials (11.6%)
Boeing Co.	239,178	84,229
3M Co.	242,060	47,741
Union Pacific Corp.	316,674	45,208
Accenture plc Class A	250,614	39,031
* PayPal Holdings Inc.	463,371	38,029

	United Parcel Service Inc. Class B			279,679	32,476
	Automatic Data Processing Inc.			170,989	22,232
	Illinois Tool Works Inc.			117,916	16,945
	Lockheed Martin Corp.			49,286	15,502
	Fidelity National Information Services Inc.			134,500	13,749
	Sherwin-Williams Co.			34,189	12,966
	Danaher Corp.			127,525	12,661
	Raytheon Co.			58,498	12,255
	FedEx Corp.			48,921	12,187
	Fortive Corp.			127,376	9,259
	Rockwell Automation Inc.			51,946	9,112
	Paychex Inc.			131,302	8,611
	Agilent Technologies Inc.			131,170	8,122
					440,315
Oil & Gas (3.2%)
	Schlumberger Ltd.			562,005	38,593
	EOG Resources Inc.			234,829	27,665
	Occidental Petroleum Corp.			310,769	26,167
	Anadarko Petroleum Corp.			216,297	15,098
	Pioneer Natural Resources Co.			69,127	13,348
	Williams Cos. Inc.			1,260	34
					120,905
Technology (29.7%)
	Apple Inc.			1,855,785	346,790
*	Facebook Inc. Class A			883,586	169,454
*	Alphabet Inc. Class A			121,196	133,316
*	Alphabet Inc. Class C			120,922	131,199
	NVIDIA Corp.			221,720	55,916
*	Adobe Systems Inc.			199,760	49,796
	Texas Instruments Inc.			399,939	44,757
*	Broadcom Inc.			166,842	42,056
*	salesforce.com Inc.			286,714	37,081
*	Micron Technology Inc.			469,971	27,066
	Applied Materials Inc.			427,092	21,688
	Intuit Inc.			98,921	19,942
	Cognizant Technology Solutions Corp. Class A			238,784	17,992
	Analog Devices Inc.			151,369	14,710
	Lam Research Corp.			33,079	6,556
*	VMware Inc. Class A			29,308	4,029
*,^ Snap Inc.				180,218	2,052
					1,124,400
Telecommunications (0.2%)
*	T-Mobile US Inc.			121,424	6,763
Total Common Stocks (Cost $2,561,770)					3,768,020
		Coupon
Temporary Cash Investments (1.1%)1
Money Market Fund (1.1%)
2,3 Vanguard Market Liquidity Fund		1.961%		419,797	41,984

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.982%	10/18/18	500	496
Total Temporary Cash Investments (Cost $42,476)					42,480

Total Investments (100.5%) (Cost $2,604,246)	3,810,500
Other Assets and Liabilities-Net (-0.5%)	(18,020)
Net Assets (100%)	3,792,480

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,538,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $20,831,000 of collateral received for securities on loan.
4 Securities with a value of $496,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	47	6,358 (134)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Facebook Inc. Class A	8/6/18	GSI	16,589	(2.139%)	658
GSI—Goldman Sachs International.

1 Payment received/paid monthly.

Vanguard Mega Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,768,020	—	—
Temporary Cash Investments	41,984	496	—
Futures Contracts—Liabilities[1]	(45)	—	—
Swap Contracts—Assets	—	658	—
Total	3,809,959	1,154	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Mega Cap Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At May 31, 2018, the cost of investment securities for tax purposes was $2,604,246,000. Net unrealized appreciation of investment securities for tax purposes was $1,206,254,000, consisting of unrealized gains of $1,262,862,000 on securities that had risen in value since their purchase and $56,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.6%)
DowDuPont Inc.	456,351	29,257
LyondellBasell Industries NV Class A	61,777	6,926
Air Products & Chemicals Inc.	42,906	6,926
PPG Industries Inc.	49,042	4,949
International Paper Co.	81,111	4,339
		52,397
Consumer Goods (6.7%)
Procter & Gamble Co.	494,317	36,169
PepsiCo Inc.	278,265	27,896
Coca-Cola Co.	376,039	16,170
Mondelez International Inc. Class A	277,160	10,884
General Motors Co.	247,366	10,562
Ford Motor Co.	764,030	8,825
Kimberly-Clark Corp.	68,663	6,925
VF Corp.	62,010	5,033
Archer-Daniels-Midland Co.	109,687	4,795
General Mills Inc.	111,662	4,722
Kellogg Co.	53,980	3,476
Tyson Foods Inc. Class A	29,021	1,958
Aptiv plc	13,200	1,287
Campbell Soup Co.	140	5
		138,707
Consumer Services (6.1%)
Walmart Inc.	290,233	23,956
Time Warner Inc.	145,298	13,681
CVS Health Corp.	198,804	12,602
Twenty-First Century Fox Inc. Class A	206,697	7,968
Target Corp.	106,559	7,767
* eBay Inc.	188,439	7,108
Delta Air Lines Inc.	125,791	6,799
Sysco Corp.	92,238	5,998
McKesson Corp.	40,475	5,745
Walgreens Boots Alliance Inc.	82,275	5,133
Kroger Co.	173,023	4,210
American Airlines Group Inc.	83,781	3,648
Twenty-First Century Fox Inc.	86,153	3,288
Omnicom Group Inc.	45,214	3,259
Cardinal Health Inc.	61,933	3,226
Las Vegas Sands Corp.	38,831	3,130
Carnival Corp.	39,121	2,436
* United Continental Holdings Inc.	25,244	1,757
CBS Corp. Class B	32,295	1,627
AmerisourceBergen Corp. Class A	16,059	1,319
* DISH Network Corp. Class A	42,185	1,247
CBS Corp. Class A	686	35
		125,939
Financials (24.5%)
* Berkshire Hathaway Inc. Class B	380,700	72,916

JPMorgan Chase & Co.	680,085	72,776
Bank of America Corp.	1,907,553	55,395
Wells Fargo & Co.	868,785	46,906
Citigroup Inc.	518,380	34,571
US Bancorp	307,488	15,371
Goldman Sachs Group Inc.	66,506	15,022
Morgan Stanley	265,770	13,326
American Express Co.	134,823	13,253
PNC Financial Services Group Inc.	88,616	12,708
Chubb Ltd.	86,394	11,291
CME Group Inc.	66,780	10,878
Bank of New York Mellon Corp.	178,586	9,778
American International Group Inc.	176,653	9,326
Capital One Financial Corp.	95,199	8,949
Prudential Financial Inc.	82,859	8,024
BB&T Corp.	152,708	8,017
MetLife Inc.	163,497	7,519
Progressive Corp.	114,062	7,082
Aflac Inc.	153,060	6,897
Travelers Cos. Inc.	53,161	6,832
State Street Corp.	68,472	6,581
Allstate Corp.	69,609	6,507
SunTrust Banks Inc.	92,305	6,232
Discover Financial Services	69,564	5,138
Synchrony Financial	145,876	5,052
Equity Residential	71,875	4,599
Northern Trust Corp.	42,365	4,343
Fifth Third Bancorp	136,236	4,166
Ameriprise Financial Inc.	29,043	4,026
GGP Inc.	121,382	2,462
Franklin Resources Inc.	64,626	2,170
Welltower Inc.	36,465	2,102
Ventas Inc.	35,040	1,915
Loews Corp.	27,466	1,342
* Berkshire Hathaway Inc. Class A	1	287
		503,759
Health Care (16.3%)
Johnson & Johnson	525,879	62,906
UnitedHealth Group Inc.	189,655	45,804
Pfizer Inc.	1,167,017	41,931
Merck & Co. Inc.	534,109	31,795
Amgen Inc.	130,994	23,529
Abbott Laboratories	342,412	21,069
Gilead Sciences Inc.	256,588	17,294
Eli Lilly & Co.	193,103	16,421
Aetna Inc.	64,075	11,286
Anthem Inc.	50,126	11,099
Allergan plc	68,190	10,283
* Express Scripts Holding Co.	110,885	8,406
Cigna Corp.	47,801	8,096
Humana Inc.	27,033	7,866
HCA Healthcare Inc.	54,972	5,670
Zimmer Biomet Holdings Inc.	39,571	4,413
* Mylan NV	100,088	3,849
Baxter International Inc.	50,556	3,581
		335,298

Industrials (10.3%)
General Electric Co.	1,700,727	23,946
Honeywell International Inc.	147,356	21,795
United Technologies Corp.	148,877	18,583
Caterpillar Inc.	117,065	17,783
Northrop Grumman Corp.	34,152	11,176
CSX Corp.	165,065	10,672
General Dynamics Corp.	49,408	9,966
Deere & Co.	63,456	9,487
Emerson Electric Co.	124,313	8,806
Norfolk Southern Corp.	55,657	8,440
Lockheed Martin Corp.	23,848	7,501
Waste Management Inc.	85,001	7,030
Eaton Corp. plc	86,352	6,613
TE Connectivity Ltd.	68,829	6,407
Danaher Corp.	61,598	6,116
Johnson Controls International plc	181,476	6,090
Raytheon Co.	28,380	5,946
FedEx Corp.	23,602	5,880
Parker-Hannifin Corp.	26,009	4,445
Cummins Inc.	30,909	4,401
PACCAR Inc.	69,078	4,299
Ingersoll-Rand plc	49,070	4,296
Republic Services Inc. Class A	42,007	2,833
		212,511
Oil & Gas (8.6%)
Exxon Mobil Corp.	830,571	67,475
Chevron Corp.	374,482	46,548
ConocoPhillips	230,164	15,511
Valero Energy Corp.	85,819	10,401
Phillips 66	89,276	10,400
Halliburton Co.	154,260	7,673
Marathon Petroleum Corp.	95,685	7,562
Kinder Morgan Inc.	367,622	6,132
Williams Cos. Inc.	162,021	4,352
Apache Corp.	37,454	1,498
Devon Energy Corp.	360	15
		177,567
Technology (16.2%)
Microsoft Corp.	1,509,292	149,178
Intel Corp.	915,037	50,510
Cisco Systems Inc.	944,371	40,334
Oracle Corp.	608,742	28,441
International Business Machines Corp.	181,454	25,641
QUALCOMM Inc.	289,976	16,853
HP Inc.	322,348	7,101
DXC Technology Co.	56,005	5,159
Hewlett Packard Enterprise Co.	307,249	4,683
Corning Inc.	168,287	4,572
		332,472
Telecommunications (3.8%)
AT&T Inc.	1,203,366	38,893
Verizon Communications Inc.	808,744	38,553
* Sprint Corp.	116,208	597
		78,043

Utilities (4.4%)
NextEra Energy Inc.			92,276	15,300
Duke Energy Corp.			137,113	10,580
Southern Co.			196,549	8,825
Dominion Energy Inc.			126,376	8,112
Exelon Corp.			189,006	7,823
American Electric Power Co. Inc.			96,539	6,560
Sempra Energy			53,768	5,728
Public Service Enterprise Group Inc.			99,271	5,259
Consolidated Edison Inc.			60,968	4,678
Xcel Energy Inc.			99,162	4,514
PG&E Corp.			101,146	4,383
Edison International			64,037	3,980
PPL Corp.			135,416	3,700
FirstEnergy Corp.			320	11
				89,453
Total Common Stocks (Cost $1,574,099)				2,046,146
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	1.961%		43,333	4,334

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill	1.982%	10/18/18	500	496
Total Temporary Cash Investments (Cost $4,830)				4,830
Total Investments (99.7%) (Cost $1,578,929)				2,050,976
Other Assets and Liabilities-Net (0.3%)				5,182
Net Assets (100%)				2,056,158

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $496,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	74	10,010 (232)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mega Cap Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,046,146	—	—
Temporary Cash Investments	4,334	496	—
Futures Contracts—Liabilities[1]	(71)	—	—
Total	2,050,409	496	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $1,578,929,000. Net unrealized appreciation of investment securities for tax purposes was $472,047,000, consisting of

Vanguard Mega Cap Value Index Fund

unrealized gains of $521,931,000 on securities that had risen in value since their purchase and $49,884,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/38	31,665	17,324
United States Treasury Strip Coupon	0.000%	8/15/38	62,583	33,946
United States Treasury Strip Coupon	0.000%	11/15/38	64,130	34,510
United States Treasury Strip Coupon	0.000%	2/15/39	74,790	39,948
United States Treasury Strip Coupon	0.000%	5/15/39	57,495	30,508
United States Treasury Strip Coupon	0.000%	8/15/39	47,920	25,181
United States Treasury Strip Coupon	0.000%	11/15/39	67,265	35,099
United States Treasury Strip Coupon	0.000%	2/15/40	43,520	22,464
United States Treasury Strip Coupon	0.000%	5/15/40	29,240	14,972
United States Treasury Strip Coupon	0.000%	8/15/40	48,920	24,842
United States Treasury Strip Coupon	0.000%	11/15/40	54,560	27,548
United States Treasury Strip Coupon	0.000%	2/15/41	63,565	31,807
United States Treasury Strip Coupon	0.000%	5/15/41	56,445	27,998
United States Treasury Strip Coupon	0.000%	8/15/41	53,950	26,528
United States Treasury Strip Coupon	0.000%	11/15/41	48,174	23,575
United States Treasury Strip Coupon	0.000%	2/15/42	47,755	23,169
United States Treasury Strip Coupon	0.000%	5/15/42	49,785	23,967
United States Treasury Strip Coupon	0.000%	8/15/42	44,045	21,021
United States Treasury Strip Coupon	0.000%	11/15/42	57,225	27,097
United States Treasury Strip Coupon	0.000%	2/15/43	48,290	22,640
United States Treasury Strip Coupon	0.000%	5/15/43	68,430	31,927
United States Treasury Strip Coupon	0.000%	8/15/43	38,155	17,635
United States Treasury Strip Coupon	0.000%	11/15/43	56,125	25,787
United States Treasury Strip Coupon	0.000%	2/15/44	56,095	25,571
United States Treasury Strip Coupon	0.000%	5/15/44	54,235	24,537
United States Treasury Strip Coupon	0.000%	8/15/44	57,550	25,821
United States Treasury Strip Coupon	0.000%	11/15/44	30,275	13,494
United States Treasury Strip Coupon	0.000%	2/15/45	42,820	18,958
United States Treasury Strip Coupon	0.000%	5/15/45	43,475	19,119
United States Treasury Strip Coupon	0.000%	8/15/45	47,680	20,845
United States Treasury Strip Coupon	0.000%	11/15/45	45,520	19,758
United States Treasury Strip Coupon	0.000%	2/15/46	36,790	15,828
United States Treasury Strip Coupon	0.000%	5/15/46	35,545	15,246
United States Treasury Strip Coupon	0.000%	8/15/46	32,240	13,730
United States Treasury Strip Coupon	0.000%	11/15/46	43,170	18,192
United States Treasury Strip Coupon	0.000%	2/15/47	31,745	13,296
United States Treasury Strip Coupon	0.000%	5/15/47	17,675	7,350
United States Treasury Strip Coupon	0.000%	8/15/47	21,500	8,855
United States Treasury Strip Coupon	0.000%	11/15/47	11,250	4,610
United States Treasury Strip Coupon	0.000%	2/15/48	22,250	9,024
United States Treasury Strip Coupon	0.000%	5/15/48	1,300	525
United States Treasury Strip Principal	0.000%	2/15/39	48,515	26,380
United States Treasury Strip Principal	0.000%	5/15/39	43,235	23,317
United States Treasury Strip Principal	0.000%	8/15/39	29,625	15,845
United States Treasury Strip Principal	0.000%	11/15/39	34,590	18,343
United States Treasury Strip Principal	0.000%	2/15/40	45,545	23,943
United States Treasury Strip Principal	0.000%	5/15/40	43,875	22,856
United States Treasury Strip Principal	0.000%	8/15/40	37,950	19,574
United States Treasury Strip Principal	0.000%	11/15/40	41,865	21,397

United States Treasury Strip Principal	0.000%	2/15/41	23,200	11,772
United States Treasury Strip Principal	0.000%	5/15/41	26,620	13,387
United States Treasury Strip Principal	0.000%	8/15/41	28,765	14,333
United States Treasury Strip Principal	0.000%	11/15/41	24,070	11,883
United States Treasury Strip Principal	0.000%	2/15/42	18,170	8,899
United States Treasury Strip Principal	0.000%	5/15/42	34,225	16,634
United States Treasury Strip Principal	0.000%	8/15/42	40,210	19,345
United States Treasury Strip Principal	0.000%	11/15/42	45,580	21,790
United States Treasury Strip Principal	0.000%	2/15/43	63,655	30,181
United States Treasury Strip Principal	0.000%	5/15/43	55,715	26,191
United States Treasury Strip Principal	0.000%	8/15/43	54,895	25,599
United States Treasury Strip Principal	0.000%	11/15/43	47,615	22,026
United States Treasury Strip Principal	0.000%	2/15/44	57,055	26,196
United States Treasury Strip Principal	0.000%	5/15/44	62,420	28,435
United States Treasury Strip Principal	0.000%	8/15/44	59,480	26,910
United States Treasury Strip Principal	0.000%	11/15/44	61,055	27,412
United States Treasury Strip Principal	0.000%	2/15/45	55,960	24,893
United States Treasury Strip Principal	0.000%	5/15/45	55,190	24,409
United States Treasury Strip Principal	0.000%	8/15/45	79,945	35,045
United States Treasury Strip Principal	0.000%	11/15/45	88,000	38,314
United States Treasury Strip Principal	0.000%	2/15/46	56,230	24,262
United States Treasury Strip Principal	0.000%	5/15/46	60,010	25,687
United States Treasury Strip Principal	0.000%	8/15/46	63,105	26,839
United States Treasury Strip Principal	0.000%	11/15/46	97,485	41,256
United States Treasury Strip Principal	0.000%	2/15/47	99,380	41,801
United States Treasury Strip Principal	0.000%	5/15/47	84,650	35,295
United States Treasury Strip Principal	0.000%	8/15/47	57,545	23,805
United States Treasury Strip Principal	0.000%	11/15/47	46,360	19,029
United States Treasury Strip Principal	0.000%	2/15/48	63,525	25,916
United States Treasury Strip Principal	0.000%	5/15/48	79,500	32,167
Total U.S. Government and Agency Obligations (Cost $1,808,992)				1,805,618
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $65)	1.961%		649	65
Total Investments (100.0%) (Cost $1,809,057)				1,805,683
Other Assets and Liabilities-Net (0.0%)				(166)
Net Assets (100%)				1,805,517
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Extended Duration Treasury Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,805,618	—
Temporary Cash Investments	65	—	—
Total	65	1,805,618	—

C. At May 31, 2018, the cost of investment securities for tax purposes was $1,809,057,000. Net unrealized depreciation of investment securities for tax purposes was $3,374,000, consisting of unrealized gains of $37,245,000 on securities that had risen in value since their purchase and $40,619,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (3.2%)
	Aptiv plc	234,839	22,897
	Lear Corp.	59,449	11,771
	Autoliv Inc.	76,865	11,374
	BorgWarner Inc.	186,752	9,110
	Gentex Corp.	242,958	5,838
	Goodyear Tire & Rubber Co.	211,373	5,164
	Adient plc	77,798	4,142
	Delphi Technologies plc	78,151	3,915
*	Visteon Corp.	27,483	3,434
	Dana Inc.	129,068	2,878
	Tenneco Inc.	44,726	1,976
*	Cooper-Standard Holdings Inc.	15,874	1,972
	LCI Industries	22,047	1,933
*	Dorman Products Inc.	25,090	1,619
*	American Axle & Manufacturing Holdings Inc.	98,285	1,555
*	Fox Factory Holding Corp.	32,570	1,295
	Cooper Tire & Rubber Co.	44,016	1,131
*	Gentherm Inc.	30,894	1,094
*	Modine Manufacturing Co.	44,537	802
*	Stoneridge Inc.	24,657	777
	Standard Motor Products Inc.	17,083	773
	Tower International Inc.	18,441	542
	Superior Industries International Inc.	21,956	384
*	Motorcar Parts of America Inc.	16,136	346
			96,722
Automobiles (4.3%)
	General Motors Co.	1,116,634	47,680
	Ford Motor Co.	3,270,531	37,775
*,^ Tesla Inc.		111,976	31,883
	Harley-Davidson Inc.	147,741	6,069
	Thor Industries Inc.	46,761	4,330
	Winnebago Industries Inc.	27,191	986
			128,723
Distributors (0.9%)
	Genuine Parts Co.	129,816	11,786
*	LKQ Corp.	275,177	8,742
	Pool Corp.	35,746	5,109
	Core-Mark Holding Co. Inc.	40,326	787
			26,424
Diversified Consumer Services (1.5%)
*	ServiceMaster Global Holdings Inc.	119,857	6,849
	Service Corp. International	163,546	6,001
	H&R Block Inc.	185,500	5,092
*	Bright Horizons Family Solutions Inc.	48,717	4,930
*	Grand Canyon Education Inc.	42,768	4,752
*	Weight Watchers International Inc.	35,679	2,687
*	Adtalem Global Education Inc.	53,190	2,540
*	Chegg Inc.	84,843	2,373

Graham Holdings Co. Class B	3,848	2,235
* Sotheby's	34,901	1,913
Strayer Education Inc.	9,194	1,005
* Career Education Corp.	61,417	945
Capella Education Co.	9,814	932
* American Public Education Inc.	15,072	642
* Houghton Mifflin Harcourt Co.	91,467	622
* Regis Corp.	31,693	548
* K12 Inc.	29,422	475
Carriage Services Inc. Class A	10,773	271
* Bridgepoint Education Inc. Class A	18,052	124
		44,936
Hotels, Restaurants & Leisure (17.0%)
McDonald's Corp.	701,119	112,186
Starbucks Corp.	1,239,322	70,232
Marriott International Inc. Class A	269,155	36,433
Las Vegas Sands Corp.	348,523	28,094
Yum! Brands Inc.	293,664	23,884
Carnival Corp.	376,444	23,445
Hilton Worldwide Holdings Inc.	252,409	20,372
Wynn Resorts Ltd.	85,968	16,851
Royal Caribbean Cruises Ltd.	151,143	15,867
MGM Resorts International	475,636	14,959
* Norwegian Cruise Line Holdings Ltd.	188,248	9,853
Wyndham Worldwide Corp.	88,301	9,575
* Chipotle Mexican Grill Inc. Class A	22,202	9,551
Darden Restaurants Inc.	109,060	9,533
Domino's Pizza Inc.	36,203	9,104
Vail Resorts Inc.	35,719	8,601
Aramark	215,939	8,383
* Caesars Entertainment Corp.	525,912	6,390
Dunkin' Brands Group Inc.	73,046	4,677
Six Flags Entertainment Corp.	63,318	4,085
Texas Roadhouse Inc. Class A	60,515	3,750
Extended Stay America Inc.	169,324	3,564
* Hilton Grand Vacations Inc.	85,038	3,381
Hyatt Hotels Corp. Class A	40,223	3,287
Churchill Downs Inc.	10,877	3,257
ILG Inc.	93,796	3,212
* Planet Fitness Inc. Class A	78,696	3,119
Boyd Gaming Corp.	75,887	2,865
* Scientific Games Corp.	48,294	2,864
Wendy's Co.	166,886	2,689
* Penn National Gaming Inc.	77,698	2,648
Cracker Barrel Old Country Store Inc.	16,812	2,635
Choice Hotels International Inc.	32,716	2,629
Marriott Vacations Worldwide Corp.	20,008	2,406
Red Rock Resorts Inc. Class A	61,433	2,116
Jack in the Box Inc.	25,994	2,097
* Eldorado Resorts Inc.	45,324	2,049
Cheesecake Factory Inc.	38,391	1,989
Brinker International Inc.	41,269	1,805
* Pinnacle Entertainment Inc.	48,633	1,649
* Dave & Buster's Entertainment Inc.	35,528	1,479
Bloomin' Brands Inc.	68,501	1,454
Wingstop Inc.	26,591	1,346
* Shake Shack Inc. Class A	21,779	1,298

	Papa John's International Inc.	22,146	1,137
	BJ's Restaurants Inc.	18,202	1,019
	Dine Brands Global Inc.	15,372	975
	International Speedway Corp. Class A	21,243	886
*	Denny's Corp.	56,589	863
*	SeaWorld Entertainment Inc.	47,798	848
*	Belmond Ltd. Class A	69,741	833
	Ruth's Hospitality Group Inc.	24,903	661
^	Sonic Corp.	25,168	611
*	Red Robin Gourmet Burgers Inc.	11,535	581
*	Fiesta Restaurant Group Inc.	21,498	534
	Marcus Corp.	14,469	456
*	Monarch Casino & Resort Inc.	10,116	451
*	Playa Hotels & Resorts NV	42,294	444
*	Chuy's Holdings Inc.	14,418	425
*	Carrols Restaurant Group Inc.	29,508	378
*	Del Taco Restaurants Inc.	27,282	328
*	Potbelly Corp.	19,270	256
*	Del Frisco's Restaurant Group Inc.	17,594	233
*	Lindblad Expeditions Holdings Inc.	18,493	222
*	Bojangles' Inc.	14,245	211
*	El Pollo Loco Holdings Inc.	17,482	185
*	Biglari Holdings Inc. Class B	732	157
*,^ Zoe's Kitchen Inc.		16,856	153
	Speedway Motorsports Inc.	8,461	141
*	Habit Restaurants Inc. Class A	14,524	128
*	Biglari Holdings Inc.	86	92
*,^ Noodles & Co. Class A		1,184	10
			514,881
Household Durables (3.9%)
	DR Horton Inc.	317,395	13,397
	Lennar Corp. Class A	253,278	13,105
*	Mohawk Industries Inc.	55,655	11,356
	Newell Brands Inc.	431,489	10,175
*	NVR Inc.	3,099	9,268
^	Whirlpool Corp.	56,841	8,228
	PulteGroup Inc.	242,205	7,327
	Garmin Ltd.	98,755	5,934
	Toll Brothers Inc.	129,753	5,124
	Leggett & Platt Inc.	115,058	4,752
*	TopBuild Corp.	31,862	2,675
*	TRI Pointe Group Inc.	136,155	2,350
*	Taylor Morrison Home Corp. Class A	98,295	2,113
*	Helen of Troy Ltd.	23,264	2,089
*,^ Tempur Sealy International Inc.		40,923	1,888
	Tupperware Brands Corp.	44,594	1,880
	KB Home	70,188	1,849
*	Cavco Industries Inc.	7,829	1,625
*	iRobot Corp.	24,969	1,558
*	Meritage Homes Corp.	33,536	1,518
	La-Z-Boy Inc.	39,972	1,247
	MDC Holdings Inc.	39,081	1,234
*	Installed Building Products Inc.	20,090	1,218
*,^ LGI Homes Inc.		17,539	1,068
*	William Lyon Homes Class A	30,790	734
*	M/I Homes Inc.	23,952	665
*	Century Communities Inc.	20,830	627

*	GoPro Inc. Class A	97,924	542
	Ethan Allen Interiors Inc.	20,879	490
*	Beazer Homes USA Inc.	29,210	441
*	Universal Electronics Inc.	12,050	357
*	Hovnanian Enterprises Inc. Class A	113,274	202
	Flexsteel Industries Inc.	5,252	196
*	AV Homes Inc.	9,832	180
*	Green Brick Partners Inc.	14,353	169
	PICO Holdings Inc.	14,867	164
	Hamilton Beach Brands Holding Co. Class A	5,533	155
	Libbey Inc.	17,603	115
	Lennar Corp. Class B	1,008	42
			118,057
Internet & Direct Marketing Retail (26.8%)
*	Amazon.com Inc.	363,472	592,321
*	Booking Holdings Inc.	42,873	90,416
*	Netflix Inc.	243,672	85,675
	Expedia Group Inc.	112,245	13,585
*	Qurate Retail Group Inc. QVC Group Class A	404,652	8,227
*	Wayfair Inc.	51,660	4,771
*	TripAdvisor Inc.	68,720	3,583
*	Shutterfly Inc.	28,725	2,704
*	Liberty Expedia Holdings Inc. Class A	52,142	2,264
*	Groupon Inc. Class A	415,709	2,000
	Nutrisystem Inc.	27,568	1,028
*	Liberty TripAdvisor Holdings Inc. Class A	66,484	974
	PetMed Express Inc.	19,578	704
*,^ Overstock.com Inc.		15,536	519
*,^ Duluth Holdings Inc.		22,568	391
*	1-800-Flowers.com Inc. Class A	30,570	385
*	Lands' End Inc.	11,047	218
*	FTD Cos. Inc.	19,995	114
			809,879
Internet Software & Services (0.5%)
*	eBay Inc.	288,614	10,886
*	GrubHub Inc.	27,011	2,896
*	Stamps.com Inc.	5,263	1,320
*	Etsy Inc.	35,087	1,135
			16,237
Leisure Products (1.0%)
	Hasbro Inc.	103,629	8,990
	Polaris Industries Inc.	53,100	5,942
	Brunswick Corp.	77,310	4,917
^	Mattel Inc.	303,232	4,706
	Callaway Golf Co.	84,526	1,601
	Sturm Ruger & Co. Inc.	15,328	939
*	Vista Outdoor Inc.	49,955	846
	Acushnet Holdings Corp.	29,769	712
*	American Outdoor Brands Corp.	45,720	575
*	MCBC Holdings Inc.	15,989	471
*	Nautilus Inc.	26,065	390
			30,089
Media (13.3%)
	Walt Disney Co.	889,264	88,455
	Comcast Corp. Class A	2,745,139	85,593
	Time Warner Inc.	457,494	43,078

* Charter Communications Inc. Class A	109,892	28,686
Twenty-First Century Fox Inc. Class A	596,699	23,003
Twenty-First Century Fox Inc.	284,187	10,847
CBS Corp. Class B	203,140	10,232
Omnicom Group Inc.	135,173	9,743
* Liberty Global plc	333,663	9,236
^ Sirius XM Holdings Inc.	952,116	6,760
Viacom Inc. Class B	207,763	5,630
Interpublic Group of Cos. Inc.	229,647	5,190
* Liberty Media Corp-Liberty SiriusXM C	103,124	4,763
* Liberty Broadband Corp.	68,060	4,687
News Corp. Class A	286,163	4,301
* Discovery Communications Inc.	217,386	4,298
* Liberty Media Corp-Liberty Formula One	130,830	4,132
* DISH Network Corp. Class A	133,798	3,954
* Live Nation Entertainment Inc.	86,102	3,670
* GCI Liberty Inc. - Class A	82,646	3,455
* Liberty Global plc Class A	113,498	3,236
* Madison Square Garden Co. Class A	11,166	2,926
* Liberty Media Corp-Liberty SiriusXM A	56,226	2,600
Cinemark Holdings Inc.	61,362	2,072
John Wiley & Sons Inc. Class A	26,296	1,783
New York Times Co. Class A	77,125	1,755
Nexstar Media Group Inc. Class A	25,890	1,716
* AMC Networks Inc. Class A	29,460	1,684
* Liberty Latin America Ltd.	78,248	1,681
Tribune Media Co. Class A	46,161	1,656
Cable One Inc.	2,493	1,619
World Wrestling Entertainment Inc. Class A	22,577	1,307
Sinclair Broadcast Group Inc. Class A	44,738	1,226
TEGNA Inc.	117,679	1,220
* Discovery Communications Inc. Class A	57,153	1,205
Meredith Corp.	23,352	1,176
Lions Gate Entertainment Corp. Class B	50,841	1,110
Scholastic Corp.	24,358	1,096
* IMAX Corp.	51,350	1,073
* MSG Networks Inc.	55,153	1,064
Gannett Co. Inc.	98,874	1,045
Lions Gate Entertainment Corp. Class A	41,267	956
* Gray Television Inc.	74,795	823
New Media Investment Group Inc.	46,910	783
* Liberty Media Corp-Liberty Braves Class C	30,496	762
Entercom Communications Corp. Class A	107,137	734
* Liberty Broadband Corp. Class A	10,464	715
AMC Entertainment Holdings Inc. Class A	44,307	656
EW Scripps Co. Class A	42,975	537
National CineMedia Inc.	69,236	513
* Liberty Latin America Ltd. Class A	19,463	422
* Loral Space & Communications Inc.	10,019	385
Emerald Expositions Events Inc.	15,185	310
* tronc Inc.	14,072	226
Entravision Communications Corp. Class A	56,164	225
* MDC Partners Inc. Class A	48,895	203
* WideOpenWest Inc.	21,710	192
News Corp. Class B	11,650	180
* Liberty Media Corp-Liberty Braves Class A	7,051	176
* Hemisphere Media Group Inc. Class A	8,150	99

*,^ Global Eagle Entertainment Inc.		40,299	91
*	Liberty Media Corp-Liberty Formula One Class A	2,932	89
			403,040
Multiline Retail (3.4%)
	Target Corp.	456,105	33,245
	Dollar General Corp.	239,581	20,958
*	Dollar Tree Inc.	209,589	17,310
	Kohl's Corp.	149,435	9,975
	Macy's Inc.	269,366	9,404
	Nordstrom Inc.	102,794	5,040
*	Ollie's Bargain Outlet Holdings Inc.	46,716	3,303
	Big Lots Inc.	36,389	1,489
^	Dillard's Inc. Class A	12,043	981
*,^ JC Penney Co. Inc.		258,310	625
*,^ Sears Holdings Corp.		30,015	84
	Fred's Inc. Class A	28,305	40
*,^ Tuesday Morning Corp.		110	—
			102,454
Other (0.0%)1
*,2 Media General Inc. CVR		69,182	3

Specialty Retail (17.8%)
	Home Depot Inc.	1,030,449	192,230
	Lowe's Cos. Inc.	732,181	69,565
	TJX Cos. Inc.	557,299	50,335
	Ross Stores Inc.	337,294	26,606
*	O'Reilly Automotive Inc.	73,778	19,877
	Best Buy Co. Inc.	232,355	15,858
*	AutoZone Inc.	24,039	15,609
	Tiffany & Co.	98,629	12,899
*	Ulta Beauty Inc.	51,012	12,595
*	CarMax Inc.	159,504	10,993
*	Burlington Stores Inc.	60,464	8,843
	Advance Auto Parts Inc.	65,154	8,380
	Tractor Supply Co.	110,481	8,210
	L Brands Inc.	211,279	7,164
	Gap Inc.	206,495	5,778
	Foot Locker Inc.	106,936	5,771
	Williams-Sonoma Inc.	72,951	4,039
*	Five Below Inc.	48,798	3,450
	American Eagle Outfitters Inc.	150,113	3,332
*	Urban Outfitters Inc.	67,725	2,813
	Dick's Sporting Goods Inc.	72,663	2,659
	Aaron's Inc.	62,497	2,486
*	AutoNation Inc.	52,429	2,394
	Bed Bath & Beyond Inc.	123,966	2,251
	Signet Jewelers Ltd.	51,748	2,225
	Lithia Motors Inc. Class A	21,100	2,063
	Children's Place Inc.	15,473	1,992
*	Murphy USA Inc.	27,918	1,864
*	Floor & Decor Holdings Inc. Class A	38,533	1,811
*	Michaels Cos. Inc.	96,289	1,768
*,^ RH		17,040	1,665
*	Sally Beauty Holdings Inc.	109,545	1,658
	Monro Inc.	29,195	1,638
	Penske Automotive Group Inc.	33,110	1,594

	Tailored Brands Inc.	44,867	1,472
	Abercrombie & Fitch Co.	60,468	1,442
	DSW Inc. Class A	60,347	1,441
	Caleres Inc.	37,773	1,339
*	Asbury Automotive Group Inc.	18,229	1,268
	Group 1 Automotive Inc.	17,619	1,238
^	GameStop Corp. Class A	88,110	1,163
	National Vision Holdings Inc.	29,465	1,073
	Guess? Inc.	54,673	1,072
	Office Depot Inc.	433,820	1,024
*	Sleep Number Corp.	33,582	939
	Chico's FAS Inc.	110,134	932
*	Genesco Inc.	17,467	763
	Buckle Inc.	25,888	654
*	Party City Holdco Inc.	41,264	607
*	Express Inc.	69,055	588
*	At Home Group Inc.	16,746	580
	Camping World Holdings Inc. Class A	29,441	559
*	MarineMax Inc.	23,485	551
*	Lumber Liquidators Holdings Inc.	25,247	534
*	Hibbett Sports Inc.	18,526	490
	Cato Corp. Class A	19,810	452
*	Zumiez Inc.	17,372	421
*,^ Conn's Inc.		18,095	419
	Sonic Automotive Inc. Class A	19,568	417
*	Ascena Retail Group Inc.	123,854	404
	Finish Line Inc. Class A	29,281	399
*	America's Car-Mart Inc.	5,517	344
	Shoe Carnival Inc.	10,607	342
^	Rent-A-Center Inc.	34,919	331
	Haverty Furniture Cos. Inc.	12,853	257
	Barnes & Noble Inc.	43,684	256
*,^ GNC Holdings Inc. Class A		73,987	237
	Winmark Corp.	1,605	230
	Tile Shop Holdings Inc.	31,893	230
*	Barnes & Noble Education Inc.	29,357	186
*	Francesca's Holdings Corp.	30,042	178
*	Sportsman's Warehouse Holdings Inc.	29,962	155
	Pier 1 Imports Inc.	60,016	143
*,^ Vitamin Shoppe Inc.		17,715	90
			537,635
Textiles, Apparel & Luxury Goods (6.3%)
	NIKE Inc. Class B	1,146,084	82,289
	VF Corp.	297,871	24,175
	Tapestry Inc.	250,684	10,960
	PVH Corp.	68,270	10,923
*	Lululemon Athletica Inc.	90,120	9,467
*	Michael Kors Holdings Ltd.	135,433	7,773
	Ralph Lauren Corp. Class A	49,133	6,612
	Hanesbrands Inc.	318,840	5,812
	Carter's Inc.	41,510	4,525
*	Skechers U.S.A. Inc. Class A	118,410	3,441
*,^ Under Armour Inc. Class A		158,971	3,323
*	Under Armour Inc.	173,238	3,278
*	Deckers Outdoor Corp.	25,022	2,832
	Wolverine World Wide Inc.	84,373	2,829
	Steven Madden Ltd.	49,127	2,596

Columbia Sportswear Co.		27,360	2,383
* G-III Apparel Group Ltd.		37,451	1,569
Oxford Industries Inc.		14,711	1,214
* Crocs Inc.		62,264	1,111
*,^ Fossil Group Inc.		39,433	863
Movado Group Inc.		13,866	681
* Unifi Inc.		12,105	381
Culp Inc.		7,679	238
* Vera Bradley Inc.		17,061	199
*,^ Sequential Brands Group Inc.		32,321	67
*,^ Iconix Brand Group Inc.		84,251	54
			189,595
Total Common Stocks (Cost $2,420,149)			3,018,675
	Coupon
Temporary Cash Investment (1.0%)
3,4 Vanguard Market Liquidity Fund (Cost $30,014)	1.961%	300,149	30,018
Total Investments (100.9%) (Cost $2,450,163)			3,048,693
Other Assets and Liabilities-Net (-0.9%)4			(28,620)
Net Assets (100%)			3,020,073

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,263,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $30,277,000 of collateral received for securities on loan, of which $30,017,000 is held in Vanguard
Market Liquidity Fund and $260,000 is held in cash.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

Consumer Discretionary Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,018,672	—	3
Temporary Cash Investments	30,018	—	—
Total	3,048,690	—	3

C. At May 31, 2018, the cost of investment securities for tax purposes was $2,450,163,000. Net unrealized appreciation of investment securities for tax purposes was $598,530,000, consisting of unrealized gains of $752,528,000 on securities that had risen in value since their purchase and $153,998,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Beverages (24.9%)
	Coca-Cola Co.	9,475,821	407,460
	PepsiCo Inc.	3,294,419	330,266
	Constellation Brands Inc. Class A	421,536	94,036
	Dr Pepper Snapple Group Inc.	474,936	56,660
*	Monster Beverage Corp.	995,521	50,931
	Brown-Forman Corp. Class B	733,155	41,467
	Molson Coors Brewing Co. Class B	466,784	28,777
*	Boston Beer Co. Inc. Class A	31,672	8,040
	Coca-Cola Bottling Co. Consolidated	23,115	2,945
	MGP Ingredients Inc.	6,133	543
	National Beverage Corp.	5,527	521
			1,021,646
Food & Staples Retailing (20.0%)
	Walmart Inc.	3,410,693	281,519
	Costco Wholesale Corp.	935,724	185,498
	Walgreens Boots Alliance Inc.	2,127,834	132,756
	Sysco Corp.	1,310,117	85,197
	Kroger Co.	2,258,524	54,950
*	US Foods Holding Corp.	406,825	14,515
	Casey's General Stores Inc.	110,501	10,696
*	Sprouts Farmers Market Inc.	432,630	9,388
*	United Natural Foods Inc.	166,525	7,590
	PriceSmart Inc.	68,404	5,790
*	Performance Food Group Co.	155,804	5,570
*	Chefs' Warehouse Inc.	171,711	4,671
	SpartanNash Co.	183,508	4,544
	Weis Markets Inc.	79,661	4,344
*,^ Rite Aid Corp.		2,669,100	4,271
	Andersons Inc.	127,099	4,105
	Village Super Market Inc. Class A	98,904	2,872
	SUPERVALU Inc.	113,791	2,104
	Ingles Markets Inc. Class A	66,151	1,898
*	Smart & Final Stores Inc.	193,879	892
*	Natural Grocers by Vitamin Cottage Inc.	100	1
			823,171
Food Products (20.5%)
	Mondelez International Inc. Class A	3,760,163	147,661
	Kraft Heinz Co.	1,445,647	83,096
	Archer-Daniels-Midland Co.	1,463,852	64,000
	General Mills Inc.	1,454,098	61,494
	Tyson Foods Inc. Class A	757,246	51,091
	Kellogg Co.	658,134	42,377
	Conagra Brands Inc.	1,061,725	39,347
	Hershey Co.	376,394	33,890
	JM Smucker Co.	286,118	30,758
	McCormick & Co. Inc.	299,047	30,204
	Hormel Foods Corp.	746,228	26,782
	Bunge Ltd.	371,726	25,853

	Lamb Weston Holdings Inc.	353,901	22,561
	Ingredion Inc.	190,366	21,205
	Pinnacle Foods Inc.	311,806	19,937
	Campbell Soup Co.	481,841	16,209
*	Post Holdings Inc.	175,684	13,505
*	Darling Ingredients Inc.	595,055	11,181
	Flowers Foods Inc.	536,488	10,891
	Lancaster Colony Corp.	63,804	8,046
*	TreeHouse Foods Inc.	160,858	7,707
	J&J Snack Foods Corp.	53,643	7,597
	Sanderson Farms Inc.	76,994	7,536
*	Hain Celestial Group Inc.	290,639	7,417
	Calavo Growers Inc.	73,666	6,483
*	Freshpet Inc.	282,402	6,439
	B&G Foods Inc.	223,049	6,279
	Fresh Del Monte Produce Inc.	128,749	5,782
*	Cal-Maine Foods Inc.	110,675	5,318
*	Pilgrim's Pride Corp.	257,192	5,013
^	Tootsie Roll Industries Inc.	120,783	3,515
*	Landec Corp.	229,378	3,234
	Dean Foods Co.	336,214	3,217
*	Farmer Brothers Co.	91,841	2,682
*	Seneca Foods Corp. Class A	92,444	2,505
	John B Sanfilippo & Son Inc.	5,883	399
*	Hostess Brands Inc. Class A	24,780	338
*	Simply Good Foods Co.	24,726	328
			841,877
Household Products (18.7%)
	Procter & Gamble Co.	5,912,885	432,646
	Colgate-Palmolive Co.	2,052,865	129,515
	Kimberly-Clark Corp.	878,515	88,598
	Clorox Co.	321,109	38,800
	Church & Dwight Co. Inc.	668,146	31,369
	Energizer Holdings Inc.	208,473	12,663
	WD-40 Co.	55,533	7,638
*	Central Garden & Pet Co. Class A	199,887	7,598
	Spectrum Brands Holdings Inc.	85,598	6,821
*	Central Garden & Pet Co.	136,939	5,591
*	HRG Group Inc.	367,082	4,655
			765,894
Personal Products (4.2%)
	Estee Lauder Cos. Inc. Class A	558,681	83,489
*,^ Herbalife Nutrition Ltd.		350,106	17,775
	Coty Inc. Class A	1,247,259	16,526
	Nu Skin Enterprises Inc. Class A	190,823	15,626
	Medifast Inc.	88,811	13,010
*	Edgewell Personal Care Co.	173,074	7,567
*	USANA Health Sciences Inc.	59,518	6,964
	Inter Parfums Inc.	117,613	6,269
*	Avon Products Inc.	1,631,640	2,937
*,^ Revlon Inc. Class A		102,296	1,765
*,^ elf Beauty Inc.		17,378	327
*,1 Herbalife Ltd. CVR		28,862	280
	Natural Health Trends Corp.	23	1
			172,536

Tobacco (11.8%)
Philip Morris International Inc.		3,580,621	284,803
Altria Group Inc.		3,336,122	185,956
Vector Group Ltd.		333,472	6,469
Universal Corp.		88,185	5,833
			483,061
Total Common Stocks (Cost $4,148,311)			4,108,185
	Coupon
Temporary Cash Investment (0.1%)
2,3 Vanguard Market Liquidity Fund (Cost $4,544)	1.961%	45,440	4,544
Total Investments (100.2%) (Cost $4,152,855)			4,112,729
Other Assets and Liabilities-Net (-0.2%)3			(6,628)
Net Assets (100%)			4,106,101

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,647,000.
1 Security value determined using significant unobservable inputs.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $4,983,000 of collateral received for securities on loan, of which $4,544,000 is held in Vanguard Market
Liquidity Fund and $439,000 is held in cash.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,107,905	—	280
Temporary Cash Investments	4,544	—	—
Total	4,112,449	—	280

Consumer Staples Index Fund

C. At May 31, 2018, the cost of investment securities for tax purposes was $4,152,855,000. Net unrealized depreciation of investment securities for tax purposes was $40,126,000, consisting of unrealized gains of $296,456,000 on securities that had risen in value since their purchase and $336,582,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Energy Equipment & Services (15.0%)
	Oil & Gas Drilling (1.7%)
	Helmerich & Payne Inc.	325,099	21,580
^,* Transocean Ltd.		1,314,477	16,628
	Patterson-UTI Energy Inc.	663,778	13,727
	Ensco plc Class A	1,302,018	8,463
	Nabors Industries Ltd.	1,000,299	7,472
*	Rowan Cos. plc Class A	358,189	5,588
*	Noble Corp. plc	738,760	4,107
^,* Diamond Offshore Drilling Inc.		204,214	3,709
*	Unit Corp.	158,496	3,462
^,* Parker Drilling Co.		281,719	124

	Oil & Gas Equipment & Services (13.3%)
	Schlumberger Ltd.	4,132,897	283,806
	Halliburton Co.	2,612,766	129,959
	National Oilwell Varco Inc.	1,135,223	47,021
	Baker Hughes a GE Co.	1,262,034	43,654
	TechnipFMC plc	1,325,477	41,289
	Core Laboratories NV	131,880	16,377
	McDermott International Inc.	532,284	11,566
*	Weatherford International plc	2,967,400	10,059
*	Apergy Corp.	232,727	10,051
	US Silica Holdings Inc.	240,503	7,439
	Oceaneering International Inc.	293,474	6,993
*	Oil States International Inc.	170,377	6,031
*	Dril-Quip Inc.	113,879	5,472
*	Superior Energy Services Inc.	460,367	5,032
*	C&J Energy Services Inc.	184,199	4,959
	Archrock Inc.	386,733	4,467
*	ProPetro Holding Corp.	223,097	3,630
^	RPC Inc.	194,740	3,198
*	Helix Energy Solutions Group Inc.	420,612	3,197
*	Forum Energy Technologies Inc.	210,628	2,980
*	Newpark Resources Inc.	266,356	2,890
*	SEACOR Holdings Inc.	50,856	2,656
*	Fairmount Santrol Holdings Inc.	470,155	2,647
*	Exterran Corp.	95,653	2,636
*	Keane Group Inc.	150,227	2,201
*	Tidewater Inc.	67,412	1,953
^	Frank's International NV	233,493	1,723
*	Matrix Service Co.	80,139	1,555
*	TETRA Technologies Inc.	347,399	1,466
	Bristow Group Inc.	105,616	1,249
*	SEACOR Marine Holdings Inc.	49,812	1,169
*	Mammoth Energy Services Inc.	26,684	1,008
*	Basic Energy Services Inc.	54,622	721
*	NCS Multistage Holdings Inc.	32,921	501
*	RigNet Inc.	40,992	486
*	Key Energy Services Inc.	24,118	408

^,* Smart Sand Inc.		66,601	408
			757,717
Oil, Gas & Consumable Fuels (85.1%)
	Coal & Consumable Fuels (0.4%)
	Peabody Energy Corp.	251,739	10,893
	Arch Coal Inc. Class A	59,388	4,879
*	CONSOL Energy Inc.	66,672	2,938

	Integrated Oil & Gas (38.0%)
	Exxon Mobil Corp.	12,654,538	1,028,055
	Chevron Corp.	5,704,730	709,098
	Occidental Petroleum Corp.	2,284,992	192,396

	Oil & Gas Exploration & Production (28.6%)
	ConocoPhillips	3,507,593	236,377
	EOG Resources Inc.	1,727,995	203,575
	Anadarko Petroleum Corp.	1,590,107	110,989
	Pioneer Natural Resources Co.	508,572	98,205
	Devon Energy Corp.	1,571,227	65,316
*	Concho Resources Inc.	445,164	61,125
	Marathon Oil Corp.	2,537,628	54,381
	Noble Energy Inc.	1,454,149	51,913
	Hess Corp.	846,749	51,161
	Apache Corp.	1,139,131	45,565
	EQT Corp.	789,854	40,709
	Diamondback Energy Inc.	293,199	35,407
	Cabot Oil & Gas Corp.	1,381,207	31,561
	Cimarex Energy Co.	285,013	26,483
*	WPX Energy Inc.	1,189,128	21,654
*	Parsley Energy Inc. Class A	709,740	20,923
*	Continental Resources Inc.	280,110	18,863
*	RSP Permian Inc.	428,629	18,748
*	Energen Corp.	261,743	17,757
*	Newfield Exploration Co.	596,427	17,440
	Murphy Oil Corp.	489,572	15,054
	Whiting Petroleum Corp.	271,536	14,234
^,* Chesapeake Energy Corp.		2,723,171	12,173
*	PDC Energy Inc.	197,031	11,918
	Range Resources Corp.	744,610	11,795
*	Antero Resources Corp.	614,332	11,740
*	Oasis Petroleum Inc.	806,166	10,504
*	SRC Energy Inc.	721,980	9,342
*	QEP Resources Inc.	719,588	8,700
	CNX Resources Corp.	534,531	8,638
	SM Energy Co.	316,870	8,302
*	Southwestern Energy Co.	1,753,501	8,294
*	Centennial Resource Development Inc. Class A	466,591	8,212
*	Matador Resources Co.	291,600	8,185
*	Callon Petroleum Co.	668,805	7,919
*	Carrizo Oil & Gas Inc.	243,242	6,144
*	Kosmos Energy Ltd.	709,285	5,511
*	Gulfport Energy Corp.	491,816	5,464
^,* Extraction Oil & Gas Inc.		309,513	5,249
*	Denbury Resources Inc.	1,200,914	5,104
*	Laredo Petroleum Inc.	507,019	4,705
*	California Resources Corp.	121,712	4,472
*	Gran Tierra Energy Inc.	1,168,264	3,820

^,* Tellurian Inc.		234,602	2,625
*	HighPoint Resources Corp.	329,544	2,353
*	Ring Energy Inc.	169,445	2,340
^,* Resolute Energy Corp.		57,119	2,037
*	WildHorse Resource Development Corp.	75,827	2,037
*	Penn Virginia Corp.	29,208	2,014
*	W&T Offshore Inc.	291,123	1,994
*	Talos Energy Inc.	59,949	1,926
^,* Jagged Peak Energy Inc.		159,563	1,923
*	Halcon Resources Corp.	377,879	1,829
*	Bonanza Creek Energy Inc.	45,797	1,684
*	SandRidge Energy Inc.	69,138	1,005
^,* Sanchez Energy Corp.		227,746	897
*	Ultra Petroleum Corp.	468,861	835
*	SilverBow Resources Inc.	17,354	499
*	Midstates Petroleum Co. Inc.	37,673	497
*	Eclipse Resources Corp.	275,761	447
^,* Jones Energy Inc. Class A		127,394	68

	Oil & Gas Refining & Marketing (11.2%)
	Valero Energy Corp.	1,293,578	156,782
	Phillips 66	1,323,505	154,175
	Marathon Petroleum Corp.	1,421,613	112,350
	Andeavor	436,218	63,003
	HollyFrontier Corp.	503,168	38,835
	PBF Energy Inc. Class A	313,934	14,811
	Delek US Holdings Inc.	238,578	13,308
	World Fuel Services Corp.	201,596	4,209
	Green Plains Inc.	116,460	2,486
	CVR Energy Inc.	52,055	1,964
*	Renewable Energy Group Inc.	104,751	1,870
*	Par Pacific Holdings Inc.	88,859	1,583
*	REX American Resources Corp.	17,646	1,341
*	Clean Energy Fuels Corp.	385,029	1,217

	Oil & Gas Storage & Transportation (6.9%)
	Kinder Morgan Inc.	5,929,180	98,899
	ONEOK Inc.	1,226,409	83,592
	Williams Cos. Inc.	2,470,696	66,363
*	Cheniere Energy Inc.	603,249	40,188
	Targa Resources Corp.	653,509	31,780
	Plains GP Holdings LP Class A	445,441	10,944
	SemGroup Corp. Class A	176,157	4,457
^	Antero Midstream GP LP	222,362	4,280
	EnLink Midstream LLC	189,463	3,316
	Tallgrass Energy GP LP Class A	147,413	3,171
^,* Enbridge Energy Management LLC		221,498	2,104
*	International Seaways Inc.	56,477	1,180
*	Gener8 Maritime Inc.	149,189	997
*	Dorian LPG Ltd.	2	—
			4,318,105
Total Common Stocks (Cost $5,210,588)			5,075,822

	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost
$17,549)	1.961%	175,508	17,553
Total Investments (100.4%) (Cost $5,228,137)			5,093,375
Other Assets and Liabilities-Net (-0.4%)2			(20,152)
Net Assets (100%)			5,073,223

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,311,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $17,550,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Energy Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At May 31, 2018, the cost of investment securities for tax purposes was $5,228,137,000. Net unrealized depreciation of investment securities for tax purposes was $134,762,000, consisting of unrealized gains of $523,451,000 on securities that had risen in value since their purchase and $658,213,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Banks (45.6%)
JPMorgan Chase & Co.	7,789,991	833,607
Bank of America Corp.	22,089,044	641,466
Wells Fargo & Co.	10,618,654	573,301
Citigroup Inc.	5,833,766	389,054
US Bancorp	3,561,940	178,061
PNC Financial Services Group Inc.	1,073,588	153,963
BB&T Corp.	1,766,465	92,739
SunTrust Banks Inc.	1,062,963	71,761
M&T Bank Corp.	323,812	55,722
Fifth Third Bancorp	1,574,900	48,160
KeyCorp	2,407,875	46,809
Regions Financial Corp.	2,548,203	46,479
Citizens Financial Group Inc.	1,106,314	45,193
* SVB Financial Group	119,929	37,433
Huntington Bancshares Inc./OH	2,502,377	37,210
Comerica Inc.	392,259	36,986
First Republic Bank/CA	367,203	36,573
Zions Bancorporation	448,454	24,580
East West Bancorp Inc.	328,513	22,825
* Signature Bank/New York NY	124,545	15,878
Cullen/Frost Bankers Inc.	137,344	15,689
PacWest Bancorp	292,108	15,499
Synovus Financial Corp.	268,667	14,538
People's United Financial Inc.	787,890	14,505
Commerce Bancshares Inc./MO	218,651	14,121
* Western Alliance Bancorp	228,525	13,771
Webster Financial Corp.	209,747	13,445
Bank of the Ozarks	277,951	13,214
^ CIT Group Inc.	263,326	13,148
First Horizon National Corp.	704,967	13,070
Sterling Bancorp/DE	483,981	11,882
Umpqua Holdings Corp.	498,907	11,744
Wintrust Financial Corp.	127,464	11,741
Pinnacle Financial Partners Inc.	168,427	11,293
Prosperity Bancshares Inc.	150,723	10,917
* Texas Capital Bancshares Inc.	112,328	10,823
Associated Banc-Corp	385,923	10,652
Popular Inc.	232,873	10,535
BankUnited Inc.	241,721	10,193
IBERIABANK Corp.	122,023	9,750
TCF Financial Corp.	369,780	9,729
FNB Corp./PA	731,499	9,692
Hancock Whitney Corp.	192,780	9,687
MB Financial Inc.	190,795	9,423
Chemical Financial Corp.	162,594	9,125
Valley National Bancorp	713,956	9,074
United Bankshares Inc./WV	238,651	8,699
Home BancShares Inc./AR	353,933	8,148
Bank of Hawaii Corp.	95,733	8,131

Investors Bancorp Inc.	594,117	7,926
UMB Financial Corp.	102,325	7,884
South State Corp.	84,021	7,522
Cathay General Bancorp	174,776	7,374
Glacier Bancorp Inc.	181,384	7,072
Columbia Banking System Inc.	165,027	7,017
First Financial Bancorp	221,138	6,955
Community Bank System Inc.	115,904	6,940
Fulton Financial Corp.	395,838	6,907
First Citizens BancShares Inc./NC Class A	14,998	6,589
BancorpSouth Bank	195,018	6,533
First Financial Bankshares Inc.	122,804	6,460
Simmons First National Corp. Class A	198,445	6,350
* FCB Financial Holdings Inc. Class A	101,593	6,192
First Midwest Bancorp Inc./IL	235,643	6,190
Great Western Bancorp Inc.	133,618	5,824
Old National Bancorp/IN	311,345	5,589
Union Bankshares Corp.	135,326	5,562
United Community Banks Inc./GA	170,886	5,547
Hope Bancorp Inc.	308,333	5,547
International Bancshares Corp.	127,547	5,510
CVB Financial Corp.	236,556	5,486
Renasant Corp.	111,915	5,363
BOK Financial Corp.	52,009	5,250
Ameris Bancorp	92,840	5,171
First Merchants Corp.	110,994	5,049
CenterState Bank Corp.	161,351	4,962
Independent Bank Corp./Rockland MA	62,064	4,863
Trustmark Corp.	147,029	4,730
WesBanco Inc.	99,478	4,635
Towne Bank/Portsmouth VA	146,422	4,634
First Hawaiian Inc.	154,749	4,531
Banner Corp.	74,187	4,448
* Eagle Bancorp Inc.	73,376	4,443
LegacyTexas Financial Group Inc.	104,117	4,372
* Pacific Premier Bancorp Inc.	105,061	4,339
ServisFirst Bancshares Inc.	102,364	4,300
Hilltop Holdings Inc.	173,537	4,069
NBT Bancorp Inc.	98,452	3,751
* First BanCorp/Puerto Rico	466,749	3,617
Park National Corp.	31,239	3,587
S&T Bancorp Inc.	79,030	3,570
Westamerica Bancorporation	61,037	3,493
Berkshire Hills Bancorp Inc.	88,339	3,472
First Commonwealth Financial Corp.	221,178	3,470
Heartland Financial USA Inc.	61,273	3,361
Boston Private Financial Holdings Inc.	190,459	3,238
First Busey Corp.	99,824	3,205
Brookline Bancorp Inc.	173,637	3,160
* Seacoast Banking Corp. of Florida	101,347	3,160
Sandy Spring Bancorp Inc.	75,716	3,146
Enterprise Financial Services Corp.	52,122	2,846
State Bank Financial Corp.	84,038	2,820
First Bancorp/Southern Pines NC	67,370	2,803
Cadence BanCorp Class A	94,800	2,769
Lakeland Financial Corp.	54,314	2,650
First Interstate BancSystem Inc. Class A	60,559	2,643

City Holding Co.	35,446	2,633
Independent Bank Group Inc.	34,991	2,633
Tompkins Financial Corp.	30,907	2,605
Heritage Financial Corp./WA	77,044	2,477
National Bank Holdings Corp. Class A	58,598	2,282
Hanmi Financial Corp.	73,779	2,210
1st Source Corp.	40,872	2,174
BancFirst Corp.	36,279	2,168
Southside Bancshares Inc.	62,882	2,147
* Triumph Bancorp Inc.	52,158	2,141
Washington Trust Bancorp Inc.	35,076	2,140
Preferred Bank/Los Angeles CA	32,693	2,083
CoBiz Financial Inc.	91,400	2,040
Lakeland Bancorp Inc.	101,338	2,037
Bryn Mawr Bank Corp.	43,052	2,021
Guaranty Bancorp	59,835	2,016
* Customers Bancorp Inc.	66,455	2,014
Carolina Financial Corp.	45,675	1,999
Central Pacific Financial Corp.	67,875	1,998
Stock Yards Bancorp Inc.	48,959	1,944
Opus Bank	65,441	1,937
Univest Corp. of Pennsylvania	65,960	1,919
Community Trust Bancorp Inc.	35,938	1,835
TriCo Bancshares	46,765	1,820
ConnectOne Bancorp Inc.	69,295	1,819
German American Bancorp Inc.	49,413	1,782
Banc of California Inc.	91,324	1,772
Horizon Bancorp Inc./IN	55,305	1,735
Live Oak Bancshares Inc.	55,854	1,651
Flushing Financial Corp.	61,653	1,646
Camden National Corp.	35,372	1,617
FB Financial Corp.	38,231	1,564
* National Commerce Corp.	33,318	1,534
Great Southern Bancorp Inc.	25,779	1,482
QCR Holdings Inc.	29,887	1,436
* First Foundation Inc.	73,953	1,434
Bridge Bancorp Inc.	38,257	1,414
Heritage Commerce Corp.	82,245	1,403
Peoples Bancorp Inc./OH	37,352	1,402
OFG Bancorp	98,902	1,395
First of Long Island Corp.	53,776	1,371
People's Utah Bancorp	36,112	1,316
* Veritex Holdings Inc.	41,543	1,277
Peapack Gladstone Financial Corp.	36,853	1,271
Mercantile Bank Corp.	34,427	1,243
Green Bancorp Inc.	55,331	1,242
Independent Bank Corp./MI	48,212	1,232
First Community Bancshares Inc./VA	35,725	1,231
* Atlantic Capital Bancshares Inc.	57,831	1,214
* TriState Capital Holdings Inc.	46,197	1,187
* Allegiance Bancshares Inc.	27,135	1,182
Fidelity Southern Corp.	47,826	1,168
Midland States Bancorp Inc.	35,263	1,144
* Nicolet Bankshares Inc.	19,820	1,126
* Franklin Financial Network Inc.	30,806	1,126
Bank of Marin Bancorp	14,338	1,111
Blue Hills Bancorp Inc.	54,274	1,107

* HomeTrust Bancshares Inc.	41,088	1,105
Financial Institutions Inc.	34,564	1,101
Arrow Financial Corp.	28,593	1,069
Old Line Bancshares Inc.	28,764	989
First Financial Corp./IN	22,600	985
RBB Bancorp	31,486	957
Access National Corp.	32,688	936
West Bancorporation Inc.	35,308	881
First Bancshares Inc.	25,289	869
MidWestOne Financial Group Inc.	25,000	833
Enterprise Bancorp Inc./MA	19,904	798
* Byline Bancorp Inc.	36,412	787
Southern National Bancorp of Virginia Inc.	39,918	697
* HarborOne Bancorp Inc.	34,023	628
Republic Bancorp Inc./KY Class A	3,939	173
		4,108,649
Capital Markets (20.7%)
Goldman Sachs Group Inc.	819,222	185,046
Charles Schwab Corp.	2,750,704	152,994
Morgan Stanley	3,050,588	152,956
BlackRock Inc.	273,610	146,171
CME Group Inc.	772,407	125,825
Bank of New York Mellon Corp.	2,292,088	125,492
S&P Global Inc.	576,295	113,818
• Intercontinental Exchange Inc.	1,321,709	93,696
State Street Corp.	834,589	80,212
T. Rowe Price Group Inc.	554,848	67,370
Moody's Corp.	390,396	66,590
Northern Trust Corp.	488,092	50,039
Ameriprise Financial Inc.	332,207	46,054
* E*TRADE Financial Corp.	604,584	38,300
TD Ameritrade Holding Corp.	643,937	38,121
MSCI Inc. Class A	204,439	33,236
Raymond James Financial Inc.	297,555	28,732
Invesco Ltd.	925,034	25,272
Franklin Resources Inc.	752,184	25,251
Cboe Global Markets Inc.	255,852	24,961
Nasdaq Inc.	264,657	24,311
Affiliated Managers Group Inc.	123,762	19,710
SEI Investments Co.	304,014	19,390
MarketAxess Holdings Inc.	85,418	18,250
FactSet Research Systems Inc.	88,576	17,805
Eaton Vance Corp.	272,712	14,672
LPL Financial Holdings Inc.	204,428	14,059
Janus Henderson Group plc	431,327	13,324
Interactive Brokers Group Inc.	153,557	11,176
Evercore Inc. Class A	93,655	9,778
Stifel Financial Corp.	163,240	9,599
Legg Mason Inc.	192,158	7,162
Financial Engines Inc.	143,573	6,411
BGC Partners Inc. Class A	524,048	6,006
Moelis & Co. Class A	90,307	5,351
Federated Investors Inc. Class B	218,072	5,293
Morningstar Inc.	43,159	5,180
Artisan Partners Asset Management Inc. Class A	113,572	3,668
Waddell & Reed Financial Inc. Class A	188,451	3,656
Houlihan Lokey Inc. Class A	74,486	3,642

	BrightSphere Investment Group plc	186,606	2,894
	WisdomTree Investments Inc.	263,082	2,883
	Piper Jaffray Cos.	32,388	2,423
	PJT Partners Inc.	41,518	2,295
	Virtus Investment Partners Inc.	16,274	2,043
	Virtu Financial Inc. Class A	62,357	1,936
	Cohen & Steers Inc.	47,017	1,830
*	INTL. FCStone Inc.	36,210	1,810
	Investment Technology Group Inc.	71,581	1,570
	Diamond Hill Investment Group Inc.	7,453	1,460
	Greenhill & Co. Inc.	52,721	1,389
*	Donnelley Financial Solutions Inc.	76,334	1,172
	Westwood Holdings Group Inc.	17,120	993
	Ladenburg Thalmann Financial Services Inc.	251,450	898
*,^ Cowen Inc. Class A		54,143	809
^	Arlington Asset Investment Corp. Class A	63,505	726
	B. Riley Financial Inc.	32,176	682
	Associated Capital Group Inc. Class A	8,932	347
	Pzena Investment Management Inc. Class A	36,501	328
	GAMCO Investors Inc. Class A	11,379	293
			1,867,360
Consumer Finance (5.4%)
	American Express Co.	1,659,888	163,167
	Capital One Financial Corp.	1,103,987	103,775
	Discover Financial Services	805,518	59,495
	Synchrony Financial	1,639,695	56,783
	Ally Financial Inc.	987,343	25,325
*	SLM Corp.	985,079	11,259
	FirstCash Inc.	105,695	9,592
*,^ Credit Acceptance Corp.		26,308	9,287
	Navient Corp.	571,223	7,889
*	Green Dot Corp. Class A	104,813	7,470
*	OneMain Holdings Inc.	184,869	6,014
	Santander Consumer USA Holdings Inc.	284,860	5,102
*	PRA Group Inc.	102,269	3,948
	Nelnet Inc. Class A	46,501	2,857
*	Encore Capital Group Inc.	58,707	2,316
*	Enova International Inc.	68,822	2,312
*	LendingClub Corp.	664,302	2,185
*	World Acceptance Corp.	15,067	1,625
*	EZCORP Inc. Class A	116,492	1,444
*	Curo Group Holdings Corp.	15,671	361
			482,206
Diversified Financial Services (6.8%)
*	Berkshire Hathaway Inc. Class B	2,898,833	555,214
	Voya Financial Inc.	390,617	20,289
*	Jefferies Financial Group Inc.	726,238	15,890
	Texas Pacific Land Trust	14,204	10,038
	AXA Equitable Holdings Inc.	358,342	7,654
*	Cannae Holdings Inc.	143,977	2,878
*	FGL Holdings	316,700	2,625
*	On Deck Capital Inc.	91,367	607
*,1 NewStar Financial Inc		42,593	21
			615,216
Insurance (18.7%)
	Chubb Ltd.	1,053,455	137,676

American International Group Inc.	2,048,584	108,145
Prudential Financial Inc.	958,003	92,773
Marsh & McLennan Cos. Inc.	1,152,197	92,602
MetLife Inc.	2,012,498	92,555
Progressive Corp.	1,321,682	82,063
Aflac Inc.	1,769,062	79,714
Travelers Cos. Inc.	616,145	79,187
Aon plc	558,799	78,159
Allstate Corp.	804,596	75,214
Willis Towers Watson plc	300,019	45,348
Hartford Financial Services Group Inc.	810,434	42,410
Principal Financial Group Inc.	657,671	36,698
* Markel Corp.	31,553	34,616
Lincoln National Corp.	495,554	32,850
XL Group Ltd.	583,203	32,414
Loews Corp.	634,590	31,012
Arthur J Gallagher & Co.	411,884	27,300
Cincinnati Financial Corp.	353,968	24,555
* Arch Capital Group Ltd.	310,244	24,339
FNF Group	623,040	23,027
Reinsurance Group of America Inc. Class A	146,410	21,879
Torchmark Corp.	246,087	20,875
Everest Re Group Ltd.	92,609	20,864
Alleghany Corp.	34,867	19,894
Unum Group	502,496	19,502
American Financial Group Inc./OH	170,676	18,754
WR Berkley Corp.	220,285	16,845
* Athene Holding Ltd. Class A	351,892	15,719
Brown & Brown Inc.	532,717	14,799
First American Financial Corp.	252,375	13,144
Validus Holdings Ltd.	185,740	12,586
Old Republic International Corp.	581,233	12,194
Hanover Insurance Group Inc.	96,773	11,733
RenaissanceRe Holdings Ltd.	91,209	11,198
Assurant Inc.	119,218	11,129
Axis Capital Holdings Ltd.	189,729	10,786
Primerica Inc.	101,046	9,938
Assured Guaranty Ltd.	261,903	9,295
* Brighthouse Financial Inc.	189,728	8,938
Selective Insurance Group Inc.	133,931	7,614
CNO Financial Group Inc.	379,889	7,605
Kemper Corp.	93,087	7,210
American Equity Investment Life Holding Co.	194,046	6,877
White Mountains Insurance Group Ltd.	7,218	6,511
Aspen Insurance Holdings Ltd.	134,327	5,830
RLI Corp./DE	85,950	5,645
ProAssurance Corp.	120,529	4,628
* Enstar Group Ltd.	20,993	4,267
Horace Mann Educators Corp.	92,027	4,068
Argo Group International Holdings Ltd.	66,775	4,057
National General Holdings Corp.	145,474	3,983
* Genworth Financial Inc. Class A	1,128,433	3,882
Infinity Property & Casualty Corp.	24,671	3,570
AmTrust Financial Services Inc.	267,207	3,570
Navigators Group Inc.	53,405	3,140
Mercury General Corp.	62,551	2,947
Employers Holdings Inc.	73,282	2,902

	Safety Insurance Group Inc.	32,598	2,803
	Universal Insurance Holdings Inc.	74,374	2,651
	AMERISAFE Inc.	43,615	2,602
*	Third Point Reinsurance Ltd.	194,131	2,592
	United Fire Group Inc.	48,073	2,579
	James River Group Holdings Ltd.	67,681	2,567
	Kinsale Capital Group Inc.	42,780	2,266
	American National Insurance Co.	18,431	2,193
	Stewart Information Services Corp.	48,610	2,051
	FBL Financial Group Inc. Class A	25,353	1,993
*	Ambac Financial Group Inc.	101,899	1,888
*,^ Trupanion Inc.		54,781	1,740
	National Western Life Group Inc. Class A	5,430	1,690
*,^ MBIA Inc.		197,225	1,613
	Maiden Holdings Ltd.	162,023	1,418
	United Insurance Holdings Corp.	58,017	1,200
	State Auto Financial Corp.	38,191	1,185
	Erie Indemnity Co. Class A	9,392	1,061
*	Greenlight Capital Re Ltd. Class A	66,925	957
	Heritage Insurance Holdings Inc.	52,149	880
*,^ Citizens Inc./TX Class A		106,298	788
	HCI Group Inc.	15,737	652
*	WMIH Corp.	476,945	644
	Global Indemnity Ltd.	15,386	582
	EMC Insurance Group Inc.	21,915	565
	Baldwin & Lyons Inc.	21,131	492
	Donegal Group Inc. Class A	27,171	380
	Crawford & Co. Class B	24,120	192
	Fairfax Financial Holdings Ltd.	126	70
			1,683,329
Mortgage Real Estate Investment Trusts (REITs) (1.6%)
	Annaly Capital Management Inc.	2,631,765	27,449
	AGNC Investment Corp.	955,808	17,988
	New Residential Investment Corp.	762,568	13,635
	Starwood Property Trust Inc.	593,231	12,879
	Chimera Investment Corp.	426,079	7,844
	Blackstone Mortgage Trust Inc. Class A	232,698	7,351
	MFA Financial Inc.	908,672	7,069
	Two Harbors Investment Corp.	400,086	6,221
	Apollo Commercial Real Estate Finance Inc.	246,296	4,579
	Invesco Mortgage Capital Inc.	252,233	4,094
	Redwood Trust Inc.	174,194	2,850
	PennyMac Mortgage Investment Trust	139,291	2,607
	Ladder Capital Corp. Class A	166,664	2,587
	CYS Investments Inc.	350,380	2,565
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	120,120	2,203
	ARMOUR Residential REIT Inc.	94,620	2,192
	MTGE Investment Corp.	104,138	2,078
	Capstead Mortgage Corp.	216,094	1,977
	Granite Point Mortgage Trust Inc.	97,368	1,781
^	New York Mortgage Trust Inc.	252,718	1,557
	TPG RE Finance Trust Inc.	59,898	1,223
	AG Mortgage Investment Trust Inc.	64,250	1,213
	Anworth Mortgage Asset Corp.	222,952	1,130
^	Arbor Realty Trust Inc.	110,115	1,053
	Western Asset Mortgage Capital Corp.	95,352	1,008
^	Orchid Island Capital Inc.	121,187	893

	Ares Commercial Real Estate Corp.		60,557	837
	Dynex Capital Inc.		128,036	830
*	Exantas Capital Corp.		67,970	686
	Sutherland Asset Management Corp.		40,571	633
				141,012
Thrifts & Mortgage Finance (1.2%)
	New York Community Bancorp Inc.		1,106,207	12,821
*	MGIC Investment Corp.		839,122	8,718
	Radian Group Inc.		488,811	7,772
*	Essent Group Ltd.		200,560	6,879
	Washington Federal Inc.		196,499	6,376
*	BofI Holding Inc.		127,360	5,249
*,^ LendingTree Inc.			18,072	4,679
	Provident Financial Services Inc.		142,666	3,986
	Capitol Federal Financial Inc.		296,760	3,899
	Northwest Bancshares Inc.		220,282	3,798
	Walker & Dunlop Inc.		66,827	3,750
	WSFS Financial Corp.		71,092	3,722
	Kearny Financial Corp./MD		213,715	3,088
	Beneficial Bancorp Inc.		154,620	2,528
	OceanFirst Financial Corp.		86,159	2,526
	Meta Financial Group Inc.		20,769	2,350
	Meridian Bancorp Inc.		115,844	2,265
*	NMI Holdings Inc. Class A		131,617	2,191
	United Financial Bancorp Inc.		114,579	1,996
	Federal Agricultural Mortgage Corp.		20,740	1,939
	TrustCo Bank Corp. NY		217,465	1,892
*	Flagstar Bancorp Inc.		51,893	1,805
	Northfield Bancorp Inc.		99,369	1,624
*	HomeStreet Inc.		58,350	1,564
	Oritani Financial Corp.		96,317	1,531
	Dime Community Bancshares Inc.		72,759	1,481
	First Defiance Financial Corp.		22,824	1,427
*	Nationstar Mortgage Holdings Inc.		67,009	1,201
	United Community Financial Corp./OH		114,378	1,196
*	PennyMac Financial Services Inc. Class A		52,413	1,054
*	Ocwen Financial Corp.		239,721	1,048
	Waterstone Financial Inc.		56,583	982
*	PHH Corp.		73,774	797
	Sterling Bancorp Inc./MI		42,598	580
	Merchants Bancorp/IN		19,765	504
	Luther Burbank Corp.		32,828	402
	TFS Financial Corp.		1,104	18
				109,638
Other (0.0%) 2
1	Winthrop Realty Trust		23,515	44

Total Common Stocks (Cost $7,725,479)				9,007,454
		Coupon
Temporary Cash Investments (0.1%)
3,4 Vanguard Market Liquidity Fund (Cost $10,192)		1.961%	101,918	10,193
Total Investments (100.1%) (Cost $7,735,671)				9,017,647
Other Assets and Liabilities-Net (-0.1%)4				(9,087)
Net Assets (100%)				9,008,560
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,676,000.
1 Security value determined using significant unobservable inputs.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $10,192,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,007,389	—	65
Temporary Cash Investments	10,193	—	—
Total	9,017,582	—	65

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Financials Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2018.

D. At May 31, 2018, the cost of investment securities for tax purposes was $7,735,671,000. Net unrealized appreciation of investment securities for tax purposes was $1,281,976,000, consisting of unrealized gains of $1,373,872,000 on securities that had risen in value since their purchase and $91,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (21.6%)
^	AbbVie Inc.	3,453,121	341,652
	Amgen Inc.	1,465,118	263,165
	Gilead Sciences Inc.	2,848,355	191,979
*	Biogen Inc.	459,986	135,218
*	Celgene Corp.	1,635,424	128,675
*	Vertex Pharmaceuticals Inc.	551,860	84,986
*	Alexion Pharmaceuticals Inc.	482,265	56,005
*	Regeneron Pharmaceuticals Inc.	172,594	51,833
*	BioMarin Pharmaceutical Inc.	383,043	34,604
*	Incyte Corp.	391,397	26,721
*	Bluebird Bio Inc.	108,741	19,470
*	Alnylam Pharmaceuticals Inc.	195,537	19,450
*	Neurocrine Biosciences Inc.	195,538	18,823
*	Alkermes plc	339,682	16,033
*	Exact Sciences Corp.	263,108	15,665
*	Sage Therapeutics Inc.	99,593	15,207
*	Seattle Genetics Inc.	240,554	14,551
*	Exelixis Inc.	644,618	13,363
*	Ionis Pharmaceuticals Inc.	271,492	12,665
*	Sarepta Therapeutics Inc.	133,586	12,537
*	Agios Pharmaceuticals Inc.	112,252	10,496
*	United Therapeutics Corp.	94,069	10,026
*	Ligand Pharmaceuticals Inc.	45,919	8,827
*	FibroGen Inc.	161,884	8,726
*	Loxo Oncology Inc.	48,851	8,663
*	Ultragenyx Pharmaceutical Inc.	102,532	7,505
*	Blueprint Medicines Corp.	85,579	7,195
*	Array BioPharma Inc.	429,111	7,016
*	Amicus Therapeutics Inc.	403,864	6,825
*	Spark Therapeutics Inc.	72,871	5,814
^,* Immunomedics Inc.		251,909	5,557
*	Myriad Genetics Inc.	151,642	5,536
*	Ironwood Pharmaceuticals Inc. Class A	297,828	5,534
*	Portola Pharmaceuticals Inc.	134,884	5,416
*	Halozyme Therapeutics Inc.	280,597	5,163
*	Clovis Oncology Inc.	104,522	4,908
	Arena Pharmaceuticals Inc.	103,667	4,740
*	Emergent BioSolutions Inc.	91,542	4,720
*	Global Blood Therapeutics Inc.	97,275	4,684
*	Insmed Inc.	166,690	4,644
*	Xencor Inc.	105,862	4,236
*	Heron Therapeutics Inc.	126,481	4,123
*	ACADIA Pharmaceuticals Inc.	217,624	3,939
*	Madrigal Pharmaceuticals Inc.	14,446	3,837
*	Spectrum Pharmaceuticals Inc.	198,153	3,822
^,* TESARO Inc.		83,360	3,815
*	Momenta Pharmaceuticals Inc.	158,811	3,748
*	Sangamo Therapeutics Inc.	215,505	3,545
*	Repligen Corp.	80,201	3,503

*	Puma Biotechnology Inc.	64,971	3,440
*	REGENXBIO Inc.	60,984	3,305
*	ImmunoGen Inc.	287,710	3,297
*	Atara Biotherapeutics Inc.	65,853	3,279
*	Foundation Medicine Inc.	31,681	3,141
^,* Intercept Pharmaceuticals Inc.		44,463	3,122
*	Enanta Pharmaceuticals Inc.	31,266	3,120
*	Editas Medicine Inc.	74,028	2,837
^,* OPKO Health Inc.		730,973	2,836
^,* CRISPR Therapeutics AG		41,055	2,829
*	Acceleron Pharma Inc.	79,090	2,811
*	AnaptysBio Inc.	35,790	2,784
*	Aimmune Therapeutics Inc.	80,759	2,672
*	PTC Therapeutics Inc.	77,121	2,614
^,* Intrexon Corp.		152,615	2,530
^,* Radius Health Inc.		82,464	2,350
*	Alder Biopharmaceuticals Inc.	132,526	2,313
*	Retrophin Inc.	77,749	2,178
*	Iovance Biotherapeutics Inc.	146,506	2,139
*	Acorda Therapeutics Inc.	81,400	2,137
*	Audentes Therapeutics Inc.	55,554	2,106
^,* Dynavax Technologies Corp.		132,707	2,097
^,* Esperion Therapeutics Inc.		51,905	1,998
*	Epizyme Inc.	113,064	1,973
*	Vanda Pharmaceuticals Inc.	110,769	1,950
^,* MiMedx Group Inc.		231,019	1,945
*	G1 Therapeutics Inc.	44,743	1,938
*	Karyopharm Therapeutics Inc.	101,416	1,884
*	AMAG Pharmaceuticals Inc.	76,570	1,872
*	CytomX Therapeutics Inc.	72,829	1,870
^,* MacroGenics Inc.		81,448	1,851
^,* Arrowhead Pharmaceuticals Inc.		169,584	1,818
*	Genomic Health Inc.	44,961	1,795
*	uniQure NV	50,769	1,779
^,* Flexion Therapeutics Inc.		64,916	1,760
*	Eagle Pharmaceuticals Inc.	25,867	1,744
^,* TG Therapeutics Inc.		122,607	1,643
*	Mirati Therapeutics Inc.	37,875	1,610
^,* Geron Corp.		347,239	1,406
^,* Intellia Therapeutics Inc.		50,691	1,374
*	Biohaven Pharmaceutical Holding Co. Ltd.	38,858	1,360
^,* ZIOPHARM Oncology Inc.		275,081	1,348
*	Five Prime Therapeutics Inc.	75,702	1,329
*	Coherus Biosciences Inc.	84,656	1,321
^,* La Jolla Pharmaceutical Co.		42,249	1,318
*	GlycoMimetics Inc.	73,757	1,318
^,* Adamas Pharmaceuticals Inc.		45,996	1,317
^,* Sorrento Therapeutics Inc.		150,116	1,178
*	Progenics Pharmaceuticals Inc.	150,684	1,145
*	Novavax Inc.	697,498	1,137
*	Prothena Corp. plc	82,567	1,114
^,* Keryx Biopharmaceuticals Inc.		207,394	1,093
^,* Abeona Therapeutics Inc.		61,072	1,081
^,* Lexicon Pharmaceuticals Inc.		91,869	1,066
*	Fate Therapeutics Inc.	91,863	1,006
*	BioCryst Pharmaceuticals Inc.	151,138	972
*	Athenex Inc.	59,262	949

^,* Cara Therapeutics Inc.		60,352	944
^,* Inovio Pharmaceuticals Inc.		190,465	907
*	PDL BioPharma Inc.	336,379	898
*	Cytokinetics Inc.	99,699	897
*	Natera Inc.	76,037	887
*	Achillion Pharmaceuticals Inc.	241,659	819
*	Voyager Therapeutics Inc.	41,063	816
	Denali Therapeutics Inc.	41,086	790
*	Kura Oncology Inc.	47,203	786
^,* Synergy Pharmaceuticals Inc.		483,219	768
	Apellis Pharmaceuticals Inc.	36,530	746
*	Aduro Biotech Inc.	84,152	741
^,* Achaogen Inc.		55,340	686
*	Rhythm Pharmaceuticals Inc.	20,788	668
*	Minerva Neurosciences Inc.	71,736	631
^,* Corbus Pharmaceuticals Holdings Inc.		96,693	600
*	Agenus Inc.	177,491	595
^,* Bellicum Pharmaceuticals Inc.		71,853	581
*	Syros Pharmaceuticals Inc.	45,451	565
^,* MannKind Corp.		248,517	497
*	Corvus Pharmaceuticals Inc.	34,542	474
^,* Organovo Holdings Inc.		236,485	466
*	Deciphera Pharmaceuticals Inc.	18,026	464
^,* Mersana Therapeutics Inc.		19,889	416
*	Ardelyx Inc.	91,514	364
^,* Jounce Therapeutics Inc.		31,799	358
^,* Seres Therapeutics Inc.		43,689	352
^,* NewLink Genetics Corp.		63,773	335
^,* Insys Therapeutics Inc.		47,419	309
	Calyxt Inc.	15,288	289
*	Ra Pharmaceuticals Inc.	41,402	286
^,* NantKwest Inc.		65,894	241
	Merrimack Pharmaceuticals Inc.	26,750	235
*	Otonomy Inc.	52,233	230
*	Advaxis Inc.	117,284	213
^,* XBiotech Inc.		42,790	184
*	Celldex Therapeutics Inc.	307,266	178
*	Regulus Therapeutics Inc.	197,547	144
*	OncoMed Pharmaceuticals Inc.	45,130	140
^,* Axovant Sciences Ltd.		69,384	117
*	Versartis Inc.	54,256	76
*	Immune Design Corp.	35	—
*	Infinity Pharmaceuticals Inc.	40	—
*	Trevena Inc.	42	—
			1,772,057
Health Care Equipment & Supplies (22.2%)
	Medtronic plc	2,947,041	254,389
	Abbott Laboratories	3,797,111	233,636
	Danaher Corp.	1,365,005	135,518
	Becton Dickinson and Co.	578,830	128,263
	Stryker Corp.	733,017	127,560
*	Intuitive Surgical Inc.	244,138	112,223
*	Boston Scientific Corp.	2,988,669	90,826
	Baxter International Inc.	1,115,356	79,012
*	Edwards Lifesciences Corp.	456,872	62,733
*	Align Technology Inc.	165,616	54,976
	Zimmer Biomet Holdings Inc.	441,915	49,278

*	IDEXX Laboratories Inc.	189,524	39,461
*	ABIOMED Inc.	91,510	34,878
	ResMed Inc.	310,921	31,966
	Teleflex Inc.	100,724	26,909
	Cooper Cos. Inc.	106,635	24,133
*	Varian Medical Systems Inc.	198,618	23,411
*	Hologic Inc.	601,527	22,792
	Dentsply Sirona Inc.	499,636	21,889
	STERIS plc	184,558	19,164
*	DexCom Inc.	189,243	16,651
	West Pharmaceutical Services Inc.	160,938	14,967
	Hill-Rom Holdings Inc.	143,921	13,241
*	Insulet Corp.	127,018	11,913
*	Penumbra Inc.	66,823	10,752
*	Masimo Corp.	106,783	10,577
*	Haemonetics Corp.	116,075	10,487
*	ICU Medical Inc.	35,033	10,196
*	LivaNova plc	104,862	9,862
*	Integra LifeSciences Holdings Corp.	145,093	9,364
	Cantel Medical Corp.	81,852	8,929
*	Globus Medical Inc.	157,694	8,760
*	Neogen Corp.	112,137	8,490
*	Inogen Inc.	39,067	7,137
*	NuVasive Inc.	111,599	5,721
*	Merit Medical Systems Inc.	109,151	5,599
*	Halyard Health Inc.	101,787	5,588
*	Wright Medical Group NV	218,408	5,451
*	Nevro Corp.	58,410	4,596
*	Novocure Ltd.	136,853	4,304
*	Integer Holdings Corp.	62,388	4,118
	Abaxis Inc.	49,182	4,072
*	Quidel Corp.	64,447	4,041
*	NxStage Medical Inc.	144,957	4,007
	CONMED Corp.	55,018	3,777
*	AxoGen Inc.	63,952	3,140
*	Varex Imaging Corp.	82,373	3,044
*	iRhythm Technologies Inc.	37,481	2,850
^,* Glaukos Corp.		67,644	2,555
*	Natus Medical Inc.	67,918	2,506
	Analogic Corp.	27,227	2,278
*	OraSure Technologies Inc.	132,500	2,254
*	Orthofix International NV	39,833	2,177
*	Cardiovascular Systems Inc.	72,253	2,175
*	K2M Group Holdings Inc.	89,543	2,121
*	STAAR Surgical Co.	67,165	1,998
*	CryoLife Inc.	70,770	1,950
	Atrion Corp.	3,239	1,911
*	Cerus Corp.	276,904	1,825
*	AngioDynamics Inc.	79,921	1,681
*	Tactile Systems Technology Inc.	33,291	1,652
*	AtriCure Inc.	67,674	1,605
*	Heska Corp.	14,966	1,600
	Meridian Bioscience Inc.	93,377	1,382
*	Anika Therapeutics Inc.	31,638	1,286
	LeMaitre Vascular Inc.	35,610	1,214
	Invacare Corp.	70,172	1,158
*	Lantheus Holdings Inc.	82,364	1,153

*	Endologix Inc.	175,437	984
*	Accuray Inc.	188,704	830
*	GenMark Diagnostics Inc.	112,989	828
^,* Rockwell Medical Inc.		90,125	485
^,* ViewRay Inc.		65,217	470
^,* Pulse Biosciences Inc.		10,627	168
*	Conformis Inc.	117,793	164
*	Wright Medical Group Inc. CVR	14,554	19
			1,825,080
Health Care Providers & Services (20.9%)
	UnitedHealth Group Inc.	2,104,236	508,194
	CVS Health Corp.	2,205,868	139,830
	Aetna Inc.	710,914	125,213
	Anthem Inc.	555,975	123,104
*	Express Scripts Holding Co.	1,226,952	93,015
	Cigna Corp.	528,012	89,429
	Humana Inc.	299,326	87,098
	McKesson Corp.	448,869	63,713
	HCA Healthcare Inc.	608,908	62,803
*	Centene Corp.	441,071	51,676
*	Laboratory Corp. of America Holdings	221,652	40,028
	Cardinal Health Inc.	684,620	35,662
	Quest Diagnostics Inc.	295,034	31,430
	AmerisourceBergen Corp. Class A	358,339	29,434
*	Henry Schein Inc.	334,320	23,135
	Universal Health Services Inc. Class B	190,618	21,917
*	WellCare Health Plans Inc.	96,859	21,471
*	DaVita Inc.	316,726	21,170
	Encompass Health Corp.	213,451	13,821
	Chemed Corp.	35,151	11,459
*	Envision Healthcare Corp.	263,046	11,280
*	Molina Healthcare Inc.	123,334	10,475
*	MEDNAX Inc.	204,014	9,354
*	HealthEquity Inc.	118,777	8,826
*	Tenet Healthcare Corp.	219,841	7,789
*	Acadia Healthcare Co. Inc.	191,302	7,689
*	AMN Healthcare Services Inc.	103,668	5,857
*	Amedisys Inc.	62,623	4,781
*	Magellan Health Inc.	52,185	4,772
*	LHC Group Inc.	60,672	4,670
*	LifePoint Health Inc.	84,771	4,480
*	Select Medical Holdings Corp.	234,369	4,242
	Ensign Group Inc.	106,401	3,895
	Patterson Cos. Inc.	185,627	3,883
*	Premier Inc. Class A	118,955	3,880
*	Brookdale Senior Living Inc.	408,014	3,211
*	Tivity Health Inc.	86,530	3,033
*	BioTelemetry Inc.	70,777	2,990
*	Diplomat Pharmacy Inc.	112,816	2,656
	US Physical Therapy Inc.	27,354	2,554
	Owens & Minor Inc.	133,092	2,169
*	Providence Service Corp.	26,043	1,875
*	Triple-S Management Corp. Class B	50,067	1,835
*	Kindred Healthcare Inc.	198,849	1,780
*	R1 RCM Inc.	181,128	1,436
	National HealthCare Corp.	19,851	1,318
*	CorVel Corp.	22,661	1,144

*	Addus HomeCare Corp.	17,681	1,012
*	Cross Country Healthcare Inc.	80,725	984
*	Community Health Systems Inc.	187,074	765
*	Capital Senior Living Corp.	54,232	592
*	Civitas Solutions Inc.	36,704	591
^,* Surgery Partners Inc.		31,850	518
*	American Renal Associates Holdings Inc.	28,125	406
*	AAC Holdings Inc.	29,341	316
^,* Genesis Healthcare Inc.		143,074	301
	Aceto Corp.	68,034	180
*	Quorum Health Corp.	32	—
			1,721,141
Health Care Technology (1.4%)
*	Cerner Corp.	651,229	38,865
*	Veeva Systems Inc. Class A	253,458	19,608
*	athenahealth Inc.	87,226	13,125
*	Medidata Solutions Inc.	127,496	9,838
^,* Teladoc Inc.		120,866	6,152
*	Allscripts Healthcare Solutions Inc.	393,465	4,977
*	Omnicell Inc.	84,414	3,929
*	HMS Holdings Corp.	180,371	3,901
*	Cotiviti Holdings Inc.	89,461	3,052
^,* Evolent Health Inc. Class A		121,870	2,492
*	Tabula Rasa HealthCare Inc.	34,840	1,901
*	Quality Systems Inc.	102,963	1,812
*	Vocera Communications Inc.	60,389	1,632
	HealthStream Inc.	55,761	1,553
*	Inovalon Holdings Inc. Class A	130,553	1,358
	Computer Programs & Systems Inc.	27,109	882
*	Castlight Health Inc. Class B	144,077	519
			115,596
Life Sciences Tools & Services (6.0%)
	Thermo Fisher Scientific Inc.	873,642	181,953
*	Illumina Inc.	319,581	87,067
	Agilent Technologies Inc.	702,097	43,474
*	IQVIA Holdings Inc.	339,768	33,613
*	Waters Corp.	171,408	33,016
*	Mettler-Toledo International Inc.	55,418	30,521
	PerkinElmer Inc.	240,443	17,872
*	Bio-Rad Laboratories Inc. Class A	45,589	13,090
	Bio-Techne Corp.	81,524	12,255
*	Charles River Laboratories International Inc.	103,198	11,096
*	PRA Health Sciences Inc.	110,999	9,424
	Bruker Corp.	219,873	6,655
*	Syneos Health Inc.	124,724	5,363
*	Cambrex Corp.	71,783	3,252
	Luminex Corp.	91,231	2,584
*	NeoGenomics Inc.	130,333	1,512
^,* Accelerate Diagnostics Inc.		72,149	1,472
*	Medpace Holdings Inc.	19,214	810
*	Pacific Biosciences of California Inc.	242,261	613
	Quanterix Corp.	8,941	164
			495,806
Pharmaceuticals (27.9%)
	Johnson & Johnson	5,834,372	697,908
	Pfizer Inc.	12,945,510	465,132

	Merck & Co. Inc.	5,863,140	349,033
	Bristol-Myers Squibb Co.	3,550,040	186,803
	Eli Lilly & Co.	2,144,002	182,326
	Allergan plc	718,197	108,304
	Zoetis Inc.	1,055,009	88,304
*	Mylan NV	1,119,833	43,069
*	Nektar Therapeutics Class A	350,072	28,100
*	Jazz Pharmaceuticals plc	130,106	21,988
	Perrigo Co. plc	291,076	21,295
*	Catalent Inc.	289,910	11,382
*	Supernus Pharmaceuticals Inc.	111,571	6,287
*	Horizon Pharma plc	358,882	5,850
*	Medicines Co.	158,396	5,363
*	Corcept Therapeutics Inc.	223,478	4,134
*	Prestige Brands Holdings Inc.	115,024	3,845
*	Aerie Pharmaceuticals Inc.	73,807	3,786
*	MyoKardia Inc.	68,732	3,272
*	Zogenix Inc.	74,540	3,172
^,* Mallinckrodt plc		187,930	3,167
*	Pacira Pharmaceuticals Inc.	88,841	3,043
*	Amneal Pharmaceuticals Inc.	152,046	3,001
*	Akorn Inc.	202,714	2,832
*	Endo International plc	441,924	2,780
*	Intersect ENT Inc.	60,894	2,597
^,* TherapeuticsMD Inc.		400,342	2,366
*	Innoviva Inc.	154,981	2,292
*	Theravance Biopharma Inc.	93,973	2,287
*	Intra-Cellular Therapies Inc.	94,635	2,203
^,* Omeros Corp.		98,552	2,012
	Phibro Animal Health Corp. Class A	42,670	1,929
*	Revance Therapeutics Inc.	61,996	1,730
*	Assembly Biosciences Inc.	37,244	1,575
*	Cymabay Therapeutics Inc.	120,967	1,569
*	ANI Pharmaceuticals Inc.	19,018	1,204
*	Amphastar Pharmaceuticals Inc.	75,073	1,186
^,* Reata Pharmaceuticals Inc. Class A		32,388	1,149
*	Collegium Pharmaceutical Inc.	49,616	1,122
*	WaVe Life Sciences Ltd.	23,952	1,115
^,* Lannett Co. Inc.		65,876	1,090
^,* Aclaris Therapeutics Inc.		52,994	958
*	Akcea Therapeutics Inc.	36,178	877
*	Depomed Inc.	132,127	822
^	Dova Pharmaceuticals Inc.	28,179	620
*	Dermira Inc.	68,910	598
	Melinta Therapeutics Inc.	87,115	571
*	Clearside Biomedical Inc.	54,106	534
	Sienna Biopharmaceuticals Inc.	33,854	507
^,* Corium International Inc.		58,828	502
	Optinose Inc.	21,411	494
*	Aratana Therapeutics Inc.	78,622	401
*	Kala Pharmaceuticals Inc.	21,358	326
^,* Teligent Inc.		105,870	295
	Odonate Therapeutics Inc.	8,626	207
*	Ocular Therapeutix Inc.	32	—
			2,289,314
Other (0.0%)1
*,2 Dyax Corp. CVR Exp. 12/31/2019		299,743	599

*,2 Clinical Data CVR		8,685	—
			599
Total Common Stocks (Cost $6,860,441)			8,219,593
	Coupon
Temporary Cash Investment (1.3%)
3,4 Vanguard Market Liquidity Fund (Cost
$103,989)	1.961%	1,039,876	103,998
Total Investments (101.3%) (Cost $6,964,430)			8,323,591
Other Assets and Liabilities-Net (-1.3%)4			(105,490)
Net Assets (100%)			8,218,101

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,836,000.
* Non-income-producing security.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $104,980,000 of collateral received for securities on loan, of which $103,986,000 is held in Vanguard
Market Liquidity Fund and $994,000 is held in cash.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,218,994	—	599
Temporary Cash Investments	103,998	—	—
Total	8,322,992	—	599

Health Care Index Fund

C. At May 31, 2018, the cost of investment securities for tax purposes was $6,964,545,000. Net unrealized appreciation of investment securities for tax purposes was $1,359,046,000, consisting of unrealized gains of $1,871,777,000 on securities that had risen in value since their purchase and $512,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (24.1%)
	Boeing Co.	711,187	250,452
	United Technologies Corp.	966,526	120,642
	Lockheed Martin Corp.	326,949	102,839
	Raytheon Co.	367,003	76,887
	Northrop Grumman Corp.	210,380	68,847
	General Dynamics Corp.	321,063	64,762
	Rockwell Collins Inc.	208,565	28,680
	Harris Corp.	151,021	22,724
	Textron Inc.	332,967	22,169
	TransDigm Group Inc.	59,747	19,962
	L3 Technologies Inc.	99,491	19,732
	Huntington Ingalls Industries Inc.	56,961	12,592
	Spirit AeroSystems Holdings Inc. Class A	145,622	12,336
	Orbital ATK Inc.	73,534	9,833
	Arconic Inc.	552,620	9,754
*	Teledyne Technologies Inc.	45,396	9,145
	BWX Technologies Inc.	126,716	8,457
	Hexcel Corp.	114,239	8,092
	Curtiss-Wright Corp.	53,289	6,781
	HEICO Corp. Class A	76,552	5,822
*	KLX Inc.	64,050	4,729
*	Axon Enterprise Inc.	67,297	4,285
	HEICO Corp.	43,012	3,951
	Moog Inc. Class A	41,302	3,367
*	Aerojet Rocketdyne Holdings Inc.	85,915	2,486
*	Esterline Technologies Corp.	33,988	2,479
	Cubic Corp.	32,867	2,286
*	Mercury Systems Inc.	61,482	2,271
	AAR Corp.	42,205	1,886
*	Aerovironment Inc.	27,108	1,568
	Triumph Group Inc.	63,614	1,349
*	Kratos Defense & Security Solutions Inc.	112,839	1,263
*	Engility Holdings Inc.	26,059	819
*	Astronics Corp.	23,195	816
*	Wesco Aircraft Holdings Inc.	70,290	808
	National Presto Industries Inc.	6,282	709
*	KeyW Holding Corp.	60,025	567
*	Astronics Corp. Class B	3,951	141
			916,288
Air Freight & Logistics (6.3%)
	United Parcel Service Inc. Class B	875,545	101,668
	FedEx Corp.	323,759	80,655
	Expeditors International of Washington Inc.	224,582	16,727
*	XPO Logistics Inc.	152,563	16,057
	CH Robinson Worldwide Inc.	177,742	15,464
	Forward Air Corp.	37,586	2,230
*	Atlas Air Worldwide Holdings Inc.	32,413	2,209
*	Hub Group Inc. Class A	42,398	2,118

* Air Transport Services Group Inc.	75,058	1,576
* Echo Global Logistics Inc.	33,830	940
		239,644
Airlines (4.2%)
Delta Air Lines Inc.	854,356	46,178
Southwest Airlines Co.	710,588	36,297
American Airlines Group Inc.	541,691	23,585
* United Continental Holdings Inc.	325,954	22,683
Alaska Air Group Inc.	156,453	9,514
* JetBlue Airways Corp.	409,285	7,731
SkyWest Inc.	65,862	3,754
* Spirit Airlines Inc.	86,750	3,183
Allegiant Travel Co. Class A	16,354	2,475
Hawaiian Holdings Inc.	65,254	2,415
		157,815
Building Products (3.9%)
Johnson Controls International plc	1,178,103	39,537
Masco Corp.	398,596	14,856
AO Smith Corp.	185,000	11,668
Fortune Brands Home & Security Inc.	193,064	10,844
Lennox International Inc.	47,130	9,582
Allegion plc	121,077	9,254
Owens Corning	141,985	8,976
* USG Corp.	116,613	4,837
* Trex Co. Inc.	37,426	4,410
* Armstrong World Industries Inc.	57,410	3,479
Simpson Manufacturing Co. Inc.	54,131	3,427
* JELD-WEN Holding Inc.	106,410	2,913
Universal Forest Products Inc.	77,913	2,866
* Builders FirstSource Inc.	143,887	2,817
* Masonite International Corp.	35,738	2,362
* American Woodmark Corp.	18,959	1,955
* Patrick Industries Inc.	30,452	1,845
AAON Inc.	53,207	1,623
* Gibraltar Industries Inc.	40,339	1,599
Apogee Enterprises Inc.	35,995	1,571
Advanced Drainage Systems Inc.	50,274	1,458
* Continental Building Products Inc.	47,503	1,437
* PGT Innovations Inc.	63,704	1,319
* NCI Building Systems Inc.	54,936	1,052
* CSW Industrials Inc.	20,564	999
Griffon Corp.	39,608	899
Insteel Industries Inc.	23,009	720
Quanex Building Products Corp.	39,805	669
* Armstrong Flooring Inc.	26,337	345
		149,319
Commercial Services & Supplies (5.9%)
Waste Management Inc.	551,748	45,635
Waste Connections Inc.	335,440	25,789
Cintas Corp.	115,154	20,987
Republic Services Inc. Class A	294,968	19,890
* Copart Inc.	265,619	14,564
KAR Auction Services Inc.	170,965	9,022
* Stericycle Inc.	108,802	6,909
Rollins Inc.	125,067	6,225
Brink's Co.	64,198	5,088

	MSA Safety Inc.	46,174	4,294
*	Cimpress NV	29,251	4,073
	Deluxe Corp.	60,878	4,051
	Tetra Tech Inc.	70,856	3,894
*	Clean Harbors Inc.	68,254	3,617
	Healthcare Services Group Inc.	93,911	3,395
	UniFirst Corp./MA	18,688	3,319
	Mobile Mini Inc.	56,427	2,573
	Herman Miller Inc.	75,707	2,479
	Covanta Holding Corp.	149,343	2,434
	Brady Corp. Class A	61,533	2,400
	ABM Industries Inc.	82,959	2,361
	Matthews International Corp. Class A	40,856	2,247
	Pitney Bowes Inc.	237,588	2,114
	HNI Corp.	54,889	2,037
	McGrath RentCorp	30,583	1,990
*	Advanced Disposal Services Inc.	79,262	1,853
	ACCO Brands Corp.	136,379	1,759
	Interface Inc. Class A	77,095	1,750
	US Ecology Inc.	27,812	1,685
	Steelcase Inc. Class A	109,492	1,577
	Viad Corp.	25,720	1,361
	Multi-Color Corp.	18,275	1,268
	Knoll Inc.	62,412	1,261
*	Casella Waste Systems Inc. Class A	49,188	1,160
*	SP Plus Corp.	28,820	1,037
	Quad/Graphics Inc.	41,977	830
	Kimball International Inc. Class B	47,629	774
*,^ Team Inc.		36,106	767
	Essendant Inc.	48,165	674
	Ennis Inc.	32,733	597
	LSC Communications Inc.	44,934	569
	RR Donnelley & Sons Co.	89,751	560
*	InnerWorkings Inc.	63,237	556
	VSE Corp.	11,175	552
*	Civeo Corp.	119,908	444
	CECO Environmental Corp.	33,167	189
			222,610
Construction & Engineering (1.7%)
	Jacobs Engineering Group Inc.	162,176	10,509
	Fluor Corp.	177,973	8,674
*	Quanta Services Inc.	196,206	7,065
*	AECOM	202,490	6,682
	EMCOR Group Inc.	74,260	5,639
	Valmont Industries Inc.	28,782	4,207
*	MasTec Inc.	84,221	3,929
*	Dycom Industries Inc.	39,351	3,666
	KBR Inc.	178,065	3,280
	Granite Construction Inc.	50,767	2,887
	Comfort Systems USA Inc.	47,455	2,223
	Primoris Services Corp.	52,167	1,360
*	Aegion Corp. Class A	41,529	1,067
*	Tutor Perini Corp.	51,107	1,012
*	MYR Group Inc.	20,991	820
	Argan Inc.	17,769	688
*	NV5 Global Inc.	10,362	651

*	IES Holdings Inc.	10,777	190
			64,549
Electrical Equipment (5.4%)
	Emerson Electric Co.	807,566	57,208
	Eaton Corp. plc	559,974	42,883
	Rockwell Automation Inc.	162,541	28,511
	AMETEK Inc.	294,257	21,490
*	Sensata Technologies Holding plc	218,018	11,139
	Hubbell Inc. Class B	69,715	7,508
	Acuity Brands Inc.	53,591	6,337
*	nVent Electric plc	219,309	5,939
	Regal Beloit Corp.	56,339	4,476
	EnerSys	53,282	4,258
*	Generac Holdings Inc.	79,512	3,983
	General Cable Corp.	64,710	1,919
	AZZ Inc.	32,900	1,423
	Encore Wire Corp.	26,631	1,289
*	Atkore International Group Inc.	59,315	1,281
*,^ Sunrun Inc.		102,318	1,238
*	Vicor Corp.	22,799	1,000
*	Thermon Group Holdings Inc.	41,546	958
*,^ Plug Power Inc.		294,282	550
*	TPI Composites Inc.	19,486	512
*	Energous Corp.	22,952	423
	Powell Industries Inc.	11,726	396
*	Babcock & Wilcox Enterprises Inc.	116,125	287
*	Vivint Solar Inc.	36,826	147
			205,155
Industrial Conglomerates (13.0%)
	General Electric Co.	11,044,987	155,514
	3M Co.	757,544	149,410
	Honeywell International Inc.	956,668	141,501
	Roper Technologies Inc.	130,806	36,075
	Carlisle Cos. Inc.	78,589	8,440
	Raven Industries Inc.	45,774	1,730
			492,670
Machinery (18.2%)
	Caterpillar Inc.	760,253	115,490
	Deere & Co.	390,658	58,407
	Illinois Tool Works Inc.	391,055	56,195
	Fortive Corp.	398,490	28,966
	Parker-Hannifin Corp.	169,258	28,926
	Cummins Inc.	200,233	28,511
	PACCAR Inc.	447,767	27,865
	Ingersoll-Rand plc	317,889	27,828
	Stanley Black & Decker Inc.	195,961	27,286
	Xylem Inc./NY	228,849	16,111
	Dover Corp.	196,446	15,168
	IDEX Corp.	97,368	13,503
	Wabtec Corp./DE	110,009	10,727
	Snap-on Inc.	72,152	10,665
	Graco Inc.	215,555	9,786
	Pentair plc	220,249	9,612
	Nordson Corp.	66,358	8,337
*	WABCO Holdings Inc.	68,358	8,267
	Toro Co.	136,349	7,908

Donaldson Co. Inc.	165,228	7,799
Lincoln Electric Holdings Inc.	79,319	7,107
* Middleby Corp.	71,124	7,085
Oshkosh Corp.	94,946	6,907
Flowserve Corp.	165,750	6,852
Allison Transmission Holdings Inc.	160,357	6,624
Trinity Industries Inc.	172,669	5,955
ITT Inc.	112,169	5,790
Woodward Inc.	70,134	5,314
AGCO Corp.	81,009	5,152
Crane Co.	60,812	5,054
* Gardner Denver Holdings Inc.	138,266	4,545
Timken Co.	89,139	4,216
Terex Corp.	103,000	4,077
* Proto Labs Inc.	32,493	3,919
* RBC Bearings Inc.	30,815	3,874
Kennametal Inc.	103,947	3,870
* Rexnord Corp.	132,335	3,862
Barnes Group Inc.	64,301	3,821
Hillenbrand Inc.	80,123	3,738
* Colfax Corp.	117,614	3,597
John Bean Technologies Corp.	40,196	3,549
* Welbilt Inc.	168,502	3,281
Watts Water Technologies Inc. Class A	35,198	2,708
* Harsco Corp.	102,021	2,499
Mueller Water Products Inc. Class A	202,102	2,407
* SPX FLOW Inc.	53,889	2,348
Franklin Electric Co. Inc.	50,178	2,321
* Chart Industries Inc.	35,387	2,280
Albany International Corp.	36,885	2,268
* Meritor Inc.	108,045	2,242
* Navistar International Corp.	56,624	2,120
Mueller Industries Inc.	69,801	2,108
EnPro Industries Inc.	27,460	2,023
* SPX Corp.	54,491	1,867
ESCO Technologies Inc.	32,836	1,842
Federal Signal Corp.	75,831	1,812
Greenbrier Cos. Inc.	36,311	1,805
Actuant Corp. Class A	76,786	1,793
Sun Hydraulics Corp.	35,948	1,789
* Milacron Holdings Corp.	89,253	1,759
Tennant Co.	21,592	1,701
* TriMas Corp.	57,908	1,656
Standex International Corp.	16,274	1,623
Altra Industrial Motion Corp.	37,555	1,553
Astec Industries Inc.	26,378	1,543
Wabash National Corp.	74,817	1,497
* Evoqua Water Technologies Corp.	72,302	1,395
Kadant Inc.	13,927	1,359
Lindsay Corp.	13,671	1,345
Douglas Dynamics Inc.	28,537	1,314
Alamo Group Inc.	12,642	1,166
Columbus McKinnon Corp./NY	26,426	1,095
Manitowoc Co. Inc.	42,246	1,035
Briggs & Stratton Corp.	54,894	1,013
* Lydall Inc.	22,107	926
CIRCOR International Inc.	18,845	907

	Global Brass & Copper Holdings Inc.	28,212	886
	Gorman-Rupp Co.	23,360	780
	Titan International Inc.	65,333	758
	NN Inc.	34,994	756
	Hyster-Yale Materials Handling Inc.	10,457	697
	REV Group Inc.	37,209	631
	Park-Ohio Holdings Corp.	10,423	411
*,^ Energy Recovery Inc.		47,756	397
	American Railcar Industries Inc.	9,666	393
*	Blue Bird Corp.	15,204	285
			690,659
Marine (0.2%)
*	Kirby Corp.	72,093	6,539
	Matson Inc.	54,321	1,860
*	Genco Shipping & Trading Ltd.	11,096	203
			8,602
Professional Services (4.5%)
*	IHS Markit Ltd.	508,222	25,045
*	Verisk Analytics Inc. Class A	199,445	21,189
*	CoStar Group Inc.	45,915	17,504
	Equifax Inc.	152,748	17,407
	TransUnion	233,676	16,030
	Nielsen Holdings plc	453,644	13,687
	Robert Half International Inc.	158,061	10,065
	ManpowerGroup Inc.	84,151	7,574
	Dun & Bradstreet Corp.	47,128	5,788
*	ASGN Inc.	66,145	5,093
	Insperity Inc.	47,486	4,369
	Korn/Ferry International	68,247	3,732
	Exponent Inc.	32,758	3,220
*	TriNet Group Inc.	57,916	3,107
*	FTI Consulting Inc.	47,610	2,951
*	WageWorks Inc.	50,440	2,393
	ICF International Inc.	23,666	1,672
*	Navigant Consulting Inc.	57,240	1,394
*	CBIZ Inc.	65,798	1,359
*	TrueBlue Inc.	51,993	1,341
*	Huron Consulting Group Inc.	28,344	1,148
	Kforce Inc.	29,879	1,006
	Heidrick & Struggles International Inc.	24,191	914
	Kelly Services Inc. Class A	40,021	897
	Barrett Business Services Inc.	9,271	799
	RPX Corp.	62,734	656
	Resources Connection Inc.	37,863	630
	Forrester Research Inc.	12,500	528
*	Mistras Group Inc.	22,045	424
*	GP Strategies Corp.	16,404	316
			172,238
Road & Rail (9.2%)
	Union Pacific Corp.	1,001,364	142,955
	CSX Corp.	1,072,213	69,319
	Norfolk Southern Corp.	361,274	54,787
	JB Hunt Transport Services Inc.	111,686	14,307
	Kansas City Southern	131,079	14,045
	Old Dominion Freight Line Inc.	78,582	12,256
	Knight-Swift Transportation Holdings Inc.	169,686	6,903

*	Genesee & Wyoming Inc. Class A		78,604	6,140
	Landstar System Inc.		53,494	6,066
	Ryder System Inc.		67,359	4,518
	AMERCO		11,220	3,623
*	Avis Budget Group Inc.		87,522	3,412
*	Saia Inc.		32,578	2,684
	Werner Enterprises Inc.		59,631	2,338
	ArcBest Corp.		32,585	1,546
	Marten Transport Ltd.		52,241	1,191
	Heartland Express Inc.		57,689	1,078
*	Hertz Global Holdings Inc.		64,420	972
*	Daseke Inc.		50,367	479
*	YRC Worldwide Inc.		42,972	461
*	Roadrunner Transportation Systems Inc.		39,711	72
				349,152
Trading Companies & Distributors (3.3%)
	Fastenal Co.		365,906	19,477
	WW Grainger Inc.		60,665	18,745
*	United Rentals Inc.		107,401	17,138
*	HD Supply Holdings Inc.		224,362	9,138
	Watsco Inc.		38,812	7,142
	Air Lease Corp. Class A		125,206	5,560
	MSC Industrial Direct Co. Inc. Class A		57,173	5,250
*	Univar Inc.		143,564	3,915
*	SiteOne Landscape Supply Inc.		48,352	3,658
*	Beacon Roofing Supply Inc.		86,261	3,614
*	WESCO International Inc.		59,835	3,551
	Applied Industrial Technologies Inc.		49,164	3,429
	GATX Corp.		45,896	3,300
*	MRC Global Inc.		116,122	2,398
	Triton International Ltd./Bermuda		66,552	2,317
	Kaman Corp.		30,147	2,133
*	NOW Inc.		138,062	1,941
*	Rush Enterprises Inc. Class A		40,078	1,725
*	BMC Stock Holdings Inc.		80,941	1,647
	Aircastle Ltd.		75,495	1,613
*	Herc Holdings Inc.		27,275	1,491
	H&E Equipment Services Inc.		41,012	1,418
*	GMS Inc.		41,474	1,242
*	DXP Enterprises Inc./TX		21,171	826
*	Veritiv Corp.		14,701	489
*	Nexeo Solutions Inc.		39,791	385
*	Foundation Building Materials Inc.		24,867	382
*	Rush Enterprises Inc. Class B		5,352	227
	EnviroStar Inc.		4,109	158
				124,309
Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.		102,542	3,968

Real Estate Management & Development (0.0%)
*	Willscot Corp.		42,878	523

Total Common Stocks (Cost $3,191,738)				3,797,501
		Coupon
Temporary Cash Investment (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $899)		1.961%	8,992	899

Total Investments (100.0%) (Cost $3,192,637)	3,798,400
Other Assets and Liabilities-Net (0.0%)2	1,336
Net Assets (100%)	3,799,736

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $860,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $899,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2018, the cost of investment securities for tax purposes was $3,192,846,000. Net unrealized appreciation of investment securities for tax purposes was $605,554,000, consisting of unrealized gains of $830,597,000 on securities that had risen in value since their purchase and $225,043,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Communications Equipment (5.0%)
	Cisco Systems Inc.	16,052,723	685,612
*	Palo Alto Networks Inc.	305,781	63,630
	Motorola Solutions Inc.	537,658	57,712
*	Arista Networks Inc.	172,033	43,277
*	F5 Networks Inc.	205,946	35,651
	Juniper Networks Inc.	1,145,345	30,512
*	CommScope Holding Co. Inc.	637,880	18,703
*	ARRIS International plc	595,695	15,059
*,^ Lumentum Holdings Inc.		208,397	12,243
*,^ ViaSat Inc.		186,309	11,665
*	Ciena Corp.	481,290	11,094
	InterDigital Inc.	114,828	9,054
	Plantronics Inc.	109,661	7,989
*	NetScout Systems Inc.	291,653	7,875
*	EchoStar Corp. Class A	158,618	7,461
*	Viavi Solutions Inc.	754,568	7,176
*,^ Ubiquiti Networks Inc.		77,714	6,418
*	NETGEAR Inc.	104,493	6,317
*,^ Finisar Corp.		376,888	6,109
*	Oclaro Inc.	560,756	4,800
*	Mitel Networks Corp.	401,673	4,434
*	Infinera Corp.	494,312	4,350
*	Extreme Networks Inc.	327,599	2,821
*,^ Applied Optoelectronics Inc.		59,726	2,793
*,^ Acacia Communications Inc.		79,921	2,585
*	CalAmp Corp.	116,944	2,482
	Comtech Telecommunications Corp.	76,645	2,399
	ADTRAN Inc.	157,791	2,201
*	Quantenna Communications Inc.	72,261	1,156
*	Ribbon Communications Inc.	168,874	1,023
*	Harmonic Inc.	261,762	1,008
*	Calix Inc.	145,511	990
			1,076,599
Electronic Equipment, Instruments & Components (3.7%)
	TE Connectivity Ltd.	1,172,660	109,151
	Amphenol Corp. Class A	1,021,328	88,784
	Corning Inc.	2,853,272	77,523
	CDW Corp.	508,597	40,713
*	Keysight Technologies Inc.	624,275	36,670
*	IPG Photonics Corp.	125,907	30,378
*	Trimble Inc.	827,211	27,348
*	Zebra Technologies Corp.	177,166	27,197
	Cognex Corp.	577,751	26,409
	FLIR Systems Inc.	461,874	24,895
*	Flex Ltd.	1,761,734	24,471
*	Arrow Electronics Inc.	292,147	21,654
	Littelfuse Inc.	82,880	17,989
	National Instruments Corp.	416,062	17,317

	Avnet Inc.	401,101	15,290
	Jabil Inc.	525,577	14,863
	Universal Display Corp.	141,912	14,049
*	Coherent Inc.	83,173	13,894
	Dolby Laboratories Inc. Class A	202,642	12,726
	SYNNEX Corp.	101,089	10,798
*	Tech Data Corp.	121,076	10,511
	Vishay Intertechnology Inc.	436,542	9,255
*	II-VI Inc.	197,784	8,693
*	VeriFone Systems Inc.	371,331	8,444
	Belden Inc.	139,601	7,714
*	Novanta Inc.	109,162	7,079
*	Sanmina Corp.	238,949	6,882
*	Rogers Corp.	60,362	6,879
*	Itron Inc.	115,253	6,581
*	Plexus Corp.	111,493	6,483
*	Anixter International Inc.	105,711	6,475
*	Insight Enterprises Inc.	119,020	5,582
*	TTM Technologies Inc.	307,863	5,551
	Methode Electronics Inc.	128,373	5,154
	Benchmark Electronics Inc.	163,137	4,519
*	Knowles Corp.	298,702	4,331
*	Fabrinet	122,944	4,319
*	ePlus Inc.	46,508	4,230
	Badger Meter Inc.	95,330	4,171
*	OSI Systems Inc.	59,910	4,109
*,^ Fitbit Inc. Class A		651,625	3,538
*	KEMET Corp.	170,291	3,402
*	ScanSource Inc.	85,780	3,358
	CTS Corp.	102,212	3,322
	MTS Systems Corp.	58,736	3,078
*	FARO Technologies Inc.	54,729	2,936
	AVX Corp.	164,846	2,521
	Mesa Laboratories Inc.	11,191	1,780
*	Kimball Electronics Inc.	88,254	1,650
	Systemax Inc.	42,540	1,405
	Park Electrochemical Corp.	61,878	1,279
	PC Connection Inc.	38,373	1,135
	Daktronics Inc.	127,026	1,017
			809,502
Internet Software & Services (14.4%)
*	Facebook Inc. Class A	5,288,491	1,014,227
*	Alphabet Inc. Class C	699,253	758,682
*	Alphabet Inc. Class A	659,671	725,638
*	eBay Inc.	2,200,453	83,001
*	Twitter Inc.	1,400,139	48,585
*	Akamai Technologies Inc.	566,564	42,708
	MercadoLibre Inc.	139,542	40,583
*	VeriSign Inc.	293,560	38,292
*	GoDaddy Inc. Class A	501,012	35,867
*	IAC/InterActiveCorp	169,586	26,310
*	Nutanix Inc.	379,498	20,284
*	GrubHub Inc.	183,514	19,675
	LogMeIn Inc.	176,674	19,063
*	2U Inc.	175,459	16,633
*	New Relic Inc.	138,343	14,054
	j2 Global Inc.	165,000	13,933

*	Zillow Group Inc.	231,067	13,478
*	Twilio Inc. Class A	220,306	11,890
*	Box Inc.	382,653	9,827
*	Stamps.com Inc.	37,030	9,287
*	Trade Desk Inc. Class A	97,169	8,311
*	Coupa Software Inc.	146,669	7,829
*	Cornerstone OnDemand Inc.	157,280	7,782
*	Envestnet Inc.	146,599	7,755
*	Yelp Inc. Class A	174,894	7,494
*	Zillow Group Inc. Class A	124,722	7,264
*	Q2 Holdings Inc.	119,110	6,807
*,^ Pandora Media Inc.		852,778	6,157
*	Five9 Inc.	176,308	6,151
*	Etsy Inc.	189,777	6,137
*	Cars.com Inc.	224,827	5,774
*	Blucora Inc.	149,824	5,686
*	Cloudera Inc.	343,502	5,572
*	GTT Communications Inc.	114,368	5,375
*,^ Match Group Inc.		112,253	4,619
*	Alarm.com Holdings Inc.	102,342	4,547
*	MINDBODY Inc. Class A	114,848	4,525
*	SPS Commerce Inc.	56,753	4,224
*	Instructure Inc.	94,763	4,075
*	LivePerson Inc.	188,899	3,655
*	Apptio Inc. Class A	109,316	3,611
*	Quotient Technology Inc.	265,757	3,561
	NIC Inc.	224,266	3,442
*	Hortonworks Inc.	172,729	3,071
*	Shutterstock Inc.	62,387	2,956
*	Web.com Group Inc.	142,598	2,788
*	Carbonite Inc.	71,306	2,767
*	XO Group Inc.	82,943	2,692
*	TrueCar Inc.	243,528	2,389
*	Appfolio Inc.	37,683	2,231
*	Yext Inc.	137,430	2,115
*,^ Tucows Inc. Class A		30,252	1,895
*	Endurance International Group Holdings Inc.	210,496	1,884
*,^ Benefitfocus Inc.		53,137	1,783
*,^ Cision Ltd.		118,526	1,747
*	SendGrid Inc.	58,065	1,541
*,^ Gogo Inc.		184,181	945
*	Meet Group Inc.	225,121	822
	Internap Corp.	50,345	546
*,^ Veritone Inc.		20,189	412
*	DHI Group Inc.	74,607	172
			3,125,126
IT Services (18.3%)
	Visa Inc. Class A	6,004,536	784,913
	Mastercard Inc. Class A	3,109,142	591,110
	International Business Machines Corp.	3,068,869	433,662
	Accenture plc Class A	2,055,107	320,062
*	PayPal Holdings Inc.	3,798,583	311,750
	Automatic Data Processing Inc.	1,477,189	192,064
	Cognizant Technology Solutions Corp. Class A	1,959,791	147,670
	Fidelity National Information Services Inc.	1,104,787	112,931
*	Fiserv Inc.	1,374,419	99,783
	DXC Technology Co.	952,031	87,692

*	Worldpay Inc. Class A	990,546	78,719
	Paychex Inc.	1,076,101	70,571
*	FleetCor Technologies Inc.	298,693	59,544
	Global Payments Inc.	530,396	58,959
*	Square Inc.	942,677	54,911
	Total System Services Inc.	543,992	46,343
	Broadridge Financial Solutions Inc.	389,277	44,942
*	Gartner Inc.	302,920	40,210
	Alliance Data Systems Corp.	166,359	35,072
	Jack Henry & Associates Inc.	257,278	32,175
	Western Union Co.	1,529,353	30,419
*	First Data Corp. Class A	1,530,782	29,085
	Leidos Holdings Inc.	478,499	28,739
*	WEX Inc.	143,361	25,204
*	Black Knight Inc.	473,772	23,973
	Booz Allen Hamilton Holding Corp. Class A	482,356	21,749
*	EPAM Systems Inc.	167,845	20,675
	Sabre Corp.	726,364	17,803
*	Teradata Corp.	406,195	16,195
*	Euronet Worldwide Inc.	175,464	14,706
*	CoreLogic Inc.	272,256	14,274
*	CACI International Inc. Class A	81,437	13,571
	MAXIMUS Inc.	218,779	13,324
	Science Applications International Corp.	143,070	12,655
*	Conduent Inc.	591,077	11,378
*	Blackhawk Network Holdings Inc.	178,315	8,024
*	Acxiom Corp.	262,282	7,682
	Travelport Worldwide Ltd.	414,389	7,268
	Convergys Corp.	305,733	7,227
*	ExlService Holdings Inc.	112,428	6,374
	ManTech International Corp. Class A	85,565	4,613
	CSG Systems International Inc.	111,291	4,605
	EVERTEC Inc.	206,135	4,494
*	Virtusa Corp.	91,286	4,432
*	Cardtronics plc Class A	157,453	4,040
*	Syntel Inc.	124,702	3,928
*	Sykes Enterprises Inc.	137,940	3,883
*	Perficient Inc.	114,545	2,991
	Cass Information Systems Inc.	39,706	2,468
*,^ Unisys Corp.		167,377	2,017
	TTEC Holdings Inc.	54,588	1,927
*	Net 1 UEPS Technologies Inc.	187,471	1,830
*	Everi Holdings Inc.	217,887	1,632
*	Presidio Inc.	119,161	1,594
	Hackett Group Inc.	78,001	1,256
*	MoneyGram International Inc.	99,507	660
			3,979,778
Semiconductors & Semiconductor Equipment (17.3%)
	Intel Corp.	15,586,479	860,374
	NVIDIA Corp.	1,917,701	483,625
	Texas Instruments Inc.	3,277,278	366,760
*	Broadcom Inc.	1,367,298	344,655
	QUALCOMM Inc.	4,931,395	286,613
*	Micron Technology Inc.	3,851,917	221,832
	Applied Materials Inc.	3,501,958	177,829
	Analog Devices Inc.	1,233,142	119,837
	Lam Research Corp.	543,630	107,737

	Microchip Technology Inc.	779,808	75,938
	Skyworks Solutions Inc.	607,271	59,883
	KLA-Tencor Corp.	523,188	59,240
	Xilinx Inc.	848,025	57,759
	Maxim Integrated Products Inc.	938,244	55,028
*,^ Advanced Micro Devices Inc.		3,062,328	42,046
*	ON Semiconductor Corp.	1,423,070	35,762
*	Qorvo Inc.	420,248	33,725
	Marvell Technology Group Ltd.	1,485,258	31,992
	Teradyne Inc.	653,967	24,792
	MKS Instruments Inc.	181,509	20,365
*	Cavium Inc.	232,058	19,402
	Cypress Semiconductor Corp.	1,124,356	18,507
*	First Solar Inc.	261,963	17,711
	Monolithic Power Systems Inc.	132,182	17,423
	Entegris Inc.	467,695	16,416
*	Cree Inc.	332,823	15,516
*	Silicon Laboratories Inc.	142,811	15,081
*	Integrated Device Technology Inc.	439,208	14,599
	Versum Materials Inc.	365,164	14,596
*	Mellanox Technologies Ltd.	146,577	12,518
*	Semtech Corp.	219,513	10,624
	Cabot Microelectronics Corp.	85,823	9,713
*	Advanced Energy Industries Inc.	131,353	8,607
*	Cirrus Logic Inc.	210,834	7,902
	Brooks Automation Inc.	232,900	7,611
	Power Integrations Inc.	98,387	7,394
*	SolarEdge Technologies Inc.	116,858	6,526
*	Kulicke & Soffa Industries Inc.	235,500	5,671
*,^ Ambarella Inc.		109,044	5,328
*	Rambus Inc.	364,968	4,912
*	Synaptics Inc.	113,510	4,772
*	Diodes Inc.	129,287	4,427
*,^ Inphi Corp.		125,280	4,232
*	MaxLinear Inc.	211,254	3,876
*	Rudolph Technologies Inc.	106,436	3,566
*,^ MACOM Technology Solutions Holdings Inc.		150,504	3,394
	Xperi Corp.	165,244	3,263
*	FormFactor Inc.	239,343	3,243
*	Amkor Technology Inc.	353,495	3,217
*	Nanometrics Inc.	74,275	3,117
*	Veeco Instruments Inc.	158,396	2,701
*	Xcerra Corp.	180,750	2,489
*	CEVA Inc.	71,394	2,406
*	Lattice Semiconductor Corp.	395,978	2,277
*	Ultra Clean Holdings Inc.	124,646	2,196
*	Axcelis Technologies Inc.	103,160	2,192
*	Photronics Inc.	228,711	1,990
*	Ichor Holdings Ltd.	76,008	1,891
*,^ SunPower Corp. Class A		206,065	1,729
*	SMART Global Holdings Inc.	31,774	1,415
*	PDF Solutions Inc.	89,209	1,128
*	Alpha & Omega Semiconductor Ltd.	60,795	944
*,^ NeoPhotonics Corp.		114,548	747
*,^ Impinj Inc.		39,545	708
*	Aquantia Corp.	28,778	344
			3,764,113

Software (24.5%)
	Microsoft Corp.	24,363,228	2,408,061
	Oracle Corp.	10,344,482	483,294
*	Adobe Systems Inc.	1,637,861	408,286
*	salesforce.com Inc.	2,287,227	295,807
	Intuit Inc.	811,089	163,516
	Activision Blizzard Inc.	1,592,949	112,956
*	ServiceNow Inc.	582,842	103,519
*	Red Hat Inc.	590,185	95,858
*	Autodesk Inc.	735,074	94,898
*	Electronic Arts Inc.	682,872	89,395
*	Workday Inc. Class A	457,645	59,933
*	Dell Technologies Inc. Class V	663,145	53,489
*	Splunk Inc.	470,503	52,136
*	Citrix Systems Inc.	455,049	48,062
*	ANSYS Inc.	279,107	45,439
*	Synopsys Inc.	494,813	43,578
	Symantec Corp.	2,068,933	42,992
*	Cadence Design Systems Inc.	941,324	39,959
	CA Inc.	1,046,068	37,387
	SS&C Technologies Holdings Inc.	697,324	35,501
*	PTC Inc.	386,887	33,365
*	VMware Inc. Class A	241,637	33,220
*	Fortinet Inc.	475,160	29,070
*	Take-Two Interactive Software Inc.	252,979	28,354
*	Tyler Technologies Inc.	119,821	27,753
	CDK Global Inc.	425,269	27,366
*	Ultimate Software Group Inc.	96,661	25,340
*	Guidewire Software Inc.	251,343	23,335
*	Aspen Technology Inc.	239,787	22,363
*	Tableau Software Inc. Class A	225,926	22,337
*	Proofpoint Inc.	168,203	19,661
*	Zendesk Inc.	343,948	19,223
*	Fair Isaac Corp.	100,328	18,463
*	Paycom Software Inc.	167,433	17,659
*	RingCentral Inc. Class A	221,159	16,753
	Blackbaud Inc.	161,101	15,703
*	HubSpot Inc.	119,739	14,512
*	Nuance Communications Inc.	978,007	13,213
*	RealPage Inc.	221,477	13,012
*	Ellie Mae Inc.	114,197	12,138
*,^ FireEye Inc.		605,816	10,111
*	Manhattan Associates Inc.	227,988	9,922
*	CommVault Systems Inc.	141,900	9,699
*	ACI Worldwide Inc.	383,484	9,261
*	Verint Systems Inc.	211,075	8,907
*	Qualys Inc.	109,461	8,423
	Pegasystems Inc.	128,742	7,963
*	Zynga Inc. Class A	1,738,966	7,651
*,^ Snap Inc.		669,973	7,631
*	Varonis Systems Inc.	83,787	6,506
*	Bottomline Technologies de Inc.	134,289	6,387
*	Paylocity Holding Corp.	105,439	6,300
	TiVo Corp.	406,728	5,857
*	8x8 Inc.	305,803	5,719
	Ebix Inc.	73,457	5,480
	Progress Software Corp.	137,915	5,224

*	Imperva Inc.		103,837	5,036
*	Blackline Inc.		105,874	4,407
*	SailPoint Technologies Holding Inc.		159,619	4,164
*	MicroStrategy Inc. Class A		30,857	3,998
*	Everbridge Inc.		84,974	3,915
*	Rapid7 Inc.		99,072	3,138
*	PROS Holdings Inc.		88,746	3,136
	Monotype Imaging Holdings Inc.		125,601	2,713
*	VASCO Data Security International Inc.		102,965	2,229
*	Glu Mobile Inc.		361,753	2,040
*	Workiva Inc.		77,280	2,009
	QAD Inc. Class A		33,612	1,743
*	Upland Software Inc.		47,730	1,708
*	A10 Networks Inc.		195,474	1,257
*	ForeScout Technologies Inc.		39,508	1,188
*	MobileIron Inc.		195,787	842
*	Rubicon Project Inc.		141,516	333
				5,311,803
Technology Hardware, Storage & Peripherals (16.7%)
	Apple Inc.		16,898,920	3,157,901
	HP Inc.		5,468,070	120,462
	Western Digital Corp.		992,294	82,867
	Hewlett Packard Enterprise Co.		5,213,214	79,449
	NetApp Inc.		891,196	60,887
	Seagate Technology plc		900,241	50,729
	Xerox Corp.		762,964	20,737
*	NCR Corp.		394,879	11,886
*	Pure Storage Inc. Class A		300,482	6,448
*	Electronics For Imaging Inc.		151,495	5,065
*,^ 3D Systems Corp.			379,557	4,691
*	Cray Inc.		132,411	3,297
*	Super Micro Computer Inc.		126,477	3,048
^	Diebold Nixdorf Inc.		221,897	2,552
*	USA Technologies Inc.		131,772	1,772
*,^ Eastman Kodak Co.			78,125	398
				3,612,189
Total Common Stocks (Cost $14,894,949)				21,679,110
		Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost $72,241)		1.112%	722,440	72,251
Total Investments (100.2%) (Cost $14,967,190)				21,751,361
Other Assets and Liabilities-Net (-0.2%)4				(42,202)
Net Assets (100%)				21,709,159

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,811,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $43,702,000 of collateral received for securities on loan.
4 Cash of $870,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Information Technology Index Fund

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2018	150	20,931	226
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Information Technology Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $14,967,190,000. Net unrealized appreciation of investment securities for tax purposes was $6,784,171,000, consisting of unrealized gains of $6,959,046,000 on securities that had risen in value since their purchase and $174,875,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (66.6%)
DowDuPont Inc.	7,944,486	509,321
Monsanto Co.	1,503,565	191,644
Praxair Inc.	979,463	153,051
LyondellBasell Industries NV Class A	1,144,005	128,266
Ecolab Inc.	886,779	126,464
Air Products & Chemicals Inc.	746,837	120,547
Sherwin-Williams Co.	288,562	109,437
PPG Industries Inc.	852,381	86,022
Celanese Corp. Class A	462,702	52,248
Eastman Chemical Co.	487,822	50,885
FMC Corp.	458,235	39,908
Albemarle Corp.	377,410	35,277
Mosaic Co.	1,248,389	34,318
International Flavors & Fragrances Inc.	269,248	32,883
CF Industries Holdings Inc.	795,813	32,740
Chemours Co.	622,670	30,505
Huntsman Corp.	742,182	23,728
* Axalta Coating Systems Ltd.	748,880	23,298
RPM International Inc.	456,093	22,577
Olin Corp.	570,475	18,443
Ashland Global Holdings Inc.	212,400	16,508
WR Grace & Co.	230,184	16,479
Westlake Chemical Corp.	132,699	15,357
Valvoline Inc.	683,037	13,961
Cabot Corp.	211,058	12,716
Scotts Miracle-Gro Co.	145,501	12,386
NewMarket Corp.	32,180	12,366
PolyOne Corp.	275,652	11,555
* Ingevity Corp.	143,527	10,928
Trinseo SA	147,910	10,694
Balchem Corp.	109,057	10,516
Sensient Technologies Corp.	147,087	9,892
* Platform Specialty Products Corp.	782,760	9,440
HB Fuller Co.	171,850	8,859
Minerals Technologies Inc.	120,759	8,815
* GCP Applied Technologies Inc.	232,813	7,369
Quaker Chemical Corp.	45,343	6,931
Innospec Inc.	82,979	6,364
Tronox Ltd. Class A	310,308	5,700
* Ferro Corp.	272,761	5,581
* Kraton Corp.	108,010	5,241
Stepan Co.	69,056	5,020
A Schulman Inc.	100,526	4,398
* AdvanSix Inc.	104,294	3,808
* Venator Materials plc	181,308	3,195
Innophos Holdings Inc.	66,555	3,163
Rayonier Advanced Materials Inc.	176,306	3,158
Chase Corp.	25,639	3,050
* Koppers Holdings Inc.	70,807	2,854

	KMG Chemicals Inc.	37,810	2,528
*	PQ Group Holdings Inc.	138,216	2,269
	Tredegar Corp.	84,647	2,019
	American Vanguard Corp.	91,263	1,967
	Kronos Worldwide Inc.	79,122	1,957
*	OMNOVA Solutions Inc.	153,452	1,565
*	Intrepid Potash Inc.	334,591	1,499
	FutureFuel Corp.	89,346	1,203
	Hawkins Inc.	32,549	1,020
*	AgroFresh Solutions Inc.	94,347	667
*	Flotek Industries Inc.	196,454	615
*,^ LSB Industries Inc.		13,226	67
			2,085,242
Construction Materials (4.4%)
	Vulcan Materials Co.	451,909	57,727
	Martin Marietta Materials Inc.	214,228	47,745
	Eagle Materials Inc.	166,115	18,004
*	Summit Materials Inc. Class A	376,178	10,691
*	US Concrete Inc.	54,128	3,299
	United States Lime & Minerals Inc.	7,537	595
*,^ Forterra Inc.		65,990	572
			138,633
Containers & Packaging (12.5%)
	International Paper Co.	1,338,067	71,587
	WestRock Co.	870,199	51,237
	Ball Corp.	1,134,206	41,909
	Packaging Corp. of America	321,800	37,812
	Avery Dennison Corp.	299,893	31,498
	Sealed Air Corp.	570,962	24,871
*	Berry Global Group Inc.	447,644	21,617
*	Crown Holdings Inc.	458,297	19,863
	AptarGroup Inc.	211,926	19,565
	Sonoco Products Co.	339,525	17,360
	Graphic Packaging Holding Co.	1,057,193	15,308
	Bemis Co. Inc.	310,612	13,139
*	Owens-Illinois Inc.	555,886	10,339
	Silgan Holdings Inc.	263,308	7,167
	Greif Inc. Class A	88,030	5,133
	Myers Industries Inc.	94,451	1,851
			390,256
Metals & Mining (14.5%)
	Freeport-McMoRan Inc.	4,691,946	79,294
	Newmont Mining Corp.	1,819,832	70,846
	Nucor Corp.	1,084,723	69,628
	Steel Dynamics Inc.	805,454	39,814
*	Alcoa Corp.	635,117	30,530
	Reliance Steel & Aluminum Co.	248,597	23,261
	United States Steel Corp.	600,141	22,127
	Royal Gold Inc.	223,363	20,027
*	Allegheny Technologies Inc.	428,268	12,214
	Carpenter Technology Corp.	159,904	9,585
	Commercial Metals Co.	397,528	9,398
*	Cleveland-Cliffs Inc.	962,944	8,147
	Worthington Industries Inc.	157,459	7,550
	Compass Minerals International Inc.	115,312	7,541
	Kaiser Aluminum Corp.	57,121	6,298

	Hecla Mining Co.		1,361,320	5,119
*	Coeur Mining Inc.		632,056	5,094
*,^ AK Steel Holding Corp.			1,074,613	4,857
	Materion Corp.		68,498	3,737
	Warrior Met Coal Inc.		126,060	3,425
*	Century Aluminum Co.		179,968	3,189
	Schnitzer Steel Industries Inc.		91,922	2,863
*	SunCoke Energy Inc.		198,027	2,681
*	TimkenSteel Corp.		128,990	2,261
^	McEwen Mining Inc.		916,912	2,063
	Haynes International Inc.		42,888	1,826
*	Ryerson Holding Corp.		56,579	699
				454,074
Paper & Forest Products (2.0%)
	Louisiana-Pacific Corp.		494,847	14,440
	Domtar Corp.		214,182	10,296
	KapStone Paper and Packaging Corp.		298,964	10,284
	Boise Cascade Co.		131,491	6,272
	Neenah Inc.		57,573	4,672
	Schweitzer-Mauduit International Inc.		104,698	4,587
	PH Glatfelter Co.		148,562	2,598
*	Verso Corp.		116,658	2,360
	Mercer International Inc.		144,025	2,312
*	Resolute Forest Products Inc.		199,105	2,140
*	Clearwater Paper Corp.		55,673	1,339
				61,300
Total Common Stocks (Cost $2,943,272)				3,129,505
		Coupon
Temporary Cash Investment (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost
	$3,677)	1.961%	36,768	3,677
Total Investments (100.1%) (Cost $2,946,949)				3,133,182
Other Assets and Liabilities-Net (-0.1%)2				(2,645)
Net Assets (100%)				3,130,537

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,967,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $3,677,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Materials Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2018, the cost of investment securities for tax purposes was $2,946,949,000. Net unrealized appreciation of investment securities for tax purposes was $186,233,000, consisting of unrealized gains of $322,292,000 on securities that had risen in value since their purchase and $136,059,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Communication Services Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Diversified Telecommunication Services (61.4%)
Alternative Carriers (18.0%)
	CenturyLink Inc.	1,953,649	35,596
	Cogent Communications Holdings Inc.	421,955	21,604
^,* Globalstar Inc.		18,749,585	10,168
^,* Iridium Communications Inc.		1,712,056	26,023
*	ORBCOMM Inc.	1,765,444	17,054
*	pdvWireless Inc.	446,212	11,312
*	Vonage Holdings Corp.	2,244,663	25,701
*	Zayo Group Holdings Inc.	735,313	25,589
			173,047
Integrated Telecommunication Services (43.4%)
	AT&T Inc.	4,678,518	151,209
	ATN International Inc.	289,853	15,603
*	Cincinnati Bell Inc.	1,086,413	13,363
	Consolidated Communications Holdings Inc.	1,419,884	15,917
^	Frontier Communications Corp.	2,089,474	15,525
	IDT Corp. Class B	1,400,189	6,861
	Verizon Communications Inc.	3,986,835	190,052
^	Windstream Holdings Inc.	1,591,833	8,771
			417,301
Internet & Direct Marketing Retail (1.7%)
*	Netflix Inc.	42,544	14,958
*	TripAdvisor Inc.	16,046	837
			15,795
Internet Software & Services (13.9%)
*	Alphabet Inc. Class A	32,793	36,072
*	Alphabet Inc. Class C	34,793	37,750
*	Facebook Inc. Class A	276,133	52,957
*	IAC/InterActiveCorp	10,229	1,587
*	Match Group Inc.	8,778	361
*	Twitter Inc.	88,190	3,060
*	Yelp Inc. Class A	11,983	514
^,* Zillow Group Inc.		15,882	926
*	Zillow Group Inc. Class A	8,841	515
			133,742
Media (8.1%)
Advertising (0.3%)
	Interpublic Group of Cos. Inc.	52,469	1,186
	Omnicom Group Inc.	30,395	2,191
			3,377
Broadcasting (0.6%)
*	AMC Networks Inc. Class A	7,787	445
	CBS Corp. Class B	45,403	2,287
*	Discovery Communications Inc.	44,637	883
*	Discovery Communications Inc. Class A	21,575	455
	Nexstar Media Group Inc. Class A	7,058	468
	Sinclair Broadcast Group Inc. Class A	12,737	349

TEGNA Inc.	41,190	427
Tribune Media Co. Class A	12,967	465
		5,779
Cable & Satellite (3.1%)
Cable One Inc.	695	451
* Charter Communications Inc. Class A	24,109	6,293
Comcast Corp. Class A	460,799	14,368
* DISH Network Corp. Class A	31,679	936
* Liberty Broadband Corp.	4,713	325
* Liberty Broadband Corp. Class A	14,732	1,006
* Liberty Global plc	73,483	2,034
* Liberty Global plc Class A	27,906	796
* Liberty Latin America Ltd.	22,532	484
* Liberty Latin America Ltd. Class A	5,716	124
* Liberty Media Corp-Liberty SiriusXM A	13,452	622
* Liberty Media Corp-Liberty SiriusXM C	24,296	1,122
^ Sirius XM Holdings Inc.	213,959	1,519
		30,080
Movies & Entertainment (3.8%)
Cinemark Holdings Inc.	16,603	561
* Liberty Media Corp-Liberty Formula One	14,222	449
* Liberty Media Corp-Liberty Formula One
Class A	21,258	644
Lions Gate Entertainment Corp. Class A	15,878	368
Lions Gate Entertainment Corp. Class B	11,628	254
* Live Nation Entertainment Inc.	20,475	873
* Madison Square Garden Co. Class A	2,727	715
Time Warner Inc.	100,419	9,455
Twenty-First Century Fox Inc.	55,780	2,129
Twenty-First Century Fox Inc. Class A	137,905	5,316
Viacom Inc. Class B	47,939	1,299
Walt Disney Co.	142,666	14,191
World Wrestling Entertainment Inc. Class A	6,446	373
		36,627
Publishing (0.3%)
John Wiley & Sons Inc. Class A	7,027	476
Meredith Corp.	6,898	347
New York Times Co. Class A	20,504	466
News Corp. Class A	52,729	793
News Corp. Class B	23,728	367
		2,449
Software (1.5%)
Application Software (0.1%)
* Snap Inc.	64,518	735

Home Entertainment Software (1.4%)
Activision Blizzard Inc.	92,519	6,560
* Electronic Arts Inc.	39,634	5,188
* Take-Two Interactive Software Inc.	15,271	1,712
* Zynga Inc. Class A	121,260	534
		13,994
Wireless Telecommunication Services (13.0%)
* Boingo Wireless Inc.	9,600	206
Shenandoah Telecommunications Co.	570,739	18,206
2 Spok Holdings Inc.	1,055,380	16,253

^,* Sprint Corp.		4,082,700	20,985
* T-Mobile US Inc.		598,272	33,324
Telephone & Data Systems Inc.		748,950	19,136
* United States Cellular Corp.		472,713	16,980
			125,090
Total Common Stock (Cost $1,075,161)			958,016
	Coupon
Temporary Cash Investment (3.9%) [1]
Money Market Fund (3.9%)
3,4 Vanguard Market Liquidity Fund (Cost
$37,502)	1.961%	375,038	37,508
Total Investments (103.5%) (Cost $1,112,663)			995,524
Other Assets and Liabilities-Net (-3.5%)4,5			(33,684)
Net Assets (100%)			961,840

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,438,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
99.2% and 4.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $36,568,000 of collateral received for securities on loan.
5 Cash of $550,000 has been segregated as collateral for open over-the-counter swap contracts.

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Windstream Holdings Inc.	8/31/18	GSI	3,954	(2.380%)	(648)
GSI—Goldman Sachs International.
1Payment received/paid monthly

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Communication Services Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	958,016	—	—
Temporary Cash Investments	37,508	—	—
Swap Contracts—Liabilities	—	(648)	—
Total	995,524	(648)	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2018.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Communication Services Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At May 31, 2018, the cost of investment securities for tax purposes was $1,112,663,000. Net unrealized depreciation of investment securities for tax purposes was $117,139,000, consisting of unrealized gains of $37,791,000 on securities that had risen in value since their purchase and $154,930,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Aug. 31,		Proceeds	Net	Change in			May 31,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Lumos Networks Corp.	28,619	3,417	32,064	4,960	(4,932)	—	—	—
NII Holding Inc.	8,079	791	4,764	(32,770)	28,664	—	—	—
pdvWireless Inc.	30,239	8,706	25,117	(888)	(1,628)	—	—	NA1
Spok Holdings Inc.	22,059	12,816	16,421	(2,495)	294	486	—	16,253
Vanguard Market
Liquidity Fund	59,268	NA2	NA2	(5)	(1)	33	—	37,508
Windstream Holdings Inc.	20,284	1,243	4,250	(15,366)	6,860	—	—	NA1
Total	168,548			(46,564)	29,257	519	—	53,761
1 Not applicable—at May 31, 2018, the security was still held, but the issuer was no longer an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Communication Services Index Fund

Vanguard Utilities Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (57.1%)
NextEra Energy Inc.	2,003,820	332,253
Duke Energy Corp.	2,979,804	229,922
Southern Co.	4,290,921	192,662
Exelon Corp.	4,107,541	170,011
American Electric Power Co. Inc.	2,093,982	142,286
Xcel Energy Inc.	2,162,302	98,428
PG&E Corp.	2,192,172	94,987
Edison International	1,386,989	86,215
PPL Corp.	2,954,882	80,727
Eversource Energy	1,349,159	77,010
FirstEnergy Corp.	2,024,096	69,669
Entergy Corp.	769,583	62,267
Alliant Energy Corp.	984,663	40,785
Pinnacle West Capital Corp.	476,157	37,907
Westar Energy Inc. Class A	605,493	34,331
Great Plains Energy Inc.	918,124	31,161
OGE Energy Corp.	850,805	29,795
IDACORP Inc.	214,640	19,824
ALLETE Inc.	217,842	16,735
Portland General Electric Co.	379,034	16,170
Hawaiian Electric Industries Inc.	462,755	15,886
Avangrid Inc.	262,809	13,953
PNM Resources Inc.	338,838	13,537
El Paso Electric Co.	172,674	10,119
MGE Energy Inc.	147,542	8,801
Otter Tail Corp.	151,767	7,012
Spark Energy Inc. Class A	47,707	477
		1,932,930
Gas Utilities (6.0%)
Atmos Energy Corp.	473,587	42,249
UGI Corp.	737,776	37,235
WGL Holdings Inc.	218,659	19,286
ONE Gas Inc.	223,360	16,763
National Fuel Gas Co.	317,629	16,720
New Jersey Resources Corp.	374,795	16,641
Southwest Gas Holdings Inc.	205,394	15,548
Spire Inc.	206,042	14,680
South Jersey Industries Inc.	339,601	11,248
Northwest Natural Gas Co.	122,878	7,348
Chesapeake Utilities Corp.	69,765	5,571
		203,289
Independent Power and Renewable Electricity Producers (4.5%)
NRG Energy Inc.	1,284,660	43,974
* Vistra Energy Corp.	1,476,126	36,209
AES Corp.	2,812,293	35,857
NextEra Energy Partners LP	230,772	10,375
Ormat Technologies Inc.	161,457	8,367
Pattern Energy Group Inc. Class A	354,231	6,582

NRG Yield Inc.		276,033	4,830
TerraForm Power Inc. Class A		283,781	3,153
NRG Yield Inc. Class A		146,515	2,560
8Point3 Energy Partners LP Class A		120,088	1,475
			153,382
Multi-Utilities (28.8%)
Dominion Energy Inc.		2,773,193	178,011
Public Service Enterprise Group Inc.		2,148,758	113,841
Sempra Energy		1,032,424	109,984
Consolidated Edison Inc.		1,321,530	101,401
WEC Energy Group Inc.		1,343,107	84,817
DTE Energy Co.		763,586	78,214
Ameren Corp.		1,032,700	61,126
CMS Energy Corp.		1,202,096	55,453
CenterPoint Energy Inc.		1,743,848	45,567
NiSource Inc.		1,436,431	36,342
Vectren Corp.		353,015	24,944
MDU Resources Group Inc.		790,438	21,974
SCANA Corp.		576,527	20,928
Avista Corp.		279,010	14,631
Black Hills Corp.		227,898	13,255
NorthWestern Corp.		210,158	11,449
Unitil Corp.		63,061	3,044
			974,981
Water Utilities (3.6%)
American Water Works Co. Inc.		760,222	63,205
Aqua America Inc.		757,270	26,277
American States Water Co.		156,275	8,795
California Water Service Group		204,437	8,229
SJW Group		65,532	4,137
Connecticut Water Service Inc.		51,274	3,308
Middlesex Water Co.		69,649	3,095
York Water Co.		54,702	1,791
* AquaVenture Holdings Ltd.		50,829	741
			119,578
Total Common Stocks (Cost $3,292,490)			3,384,160
	Coupon
Temporary Cash Investment (0.0%)
1 Vanguard Market Liquidity Fund (Cost $1)	1.961%	11	1
Total Investments (100.0%) (Cost $3,292,491)			3,384,161
Other Assets and Liabilities-Net (0.0%)			20
Net Assets (100%)			3,384,181

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Utilities Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2018, the cost of investment securities for tax purposes was $3,292,491,000. Net unrealized appreciation of investment securities for tax purposes was $91,670,000, consisting of unrealized gains of $273,506,000 on securities that had risen in value since their purchase and $181,836,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Wellington Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (65.4%)
Australia (0.4%)
QBE Insurance Group Ltd.	399,305	2,852
Coca-Cola Amatil Ltd.	137,497	922
		3,774
Canada (5.7%)
Suncor Energy Inc.	441,602	17,588
Canadian National Railway Co.	175,590	14,658
Canadian Natural Resources Ltd.	300,507	10,404
Bank of Nova Scotia	139,471	8,414
Canadian Natural Resources Ltd.	38,600	1,334
		52,398
France (2.6%)
TOTAL SA	195,116	11,862
^ BNP Paribas SA	147,487	9,164
Schneider Electric SE	35,090	3,034
		24,060
Germany (2.2%)
Linde AG- Tender Line	39,164	8,950
Deutsche Post AG	145,957	5,536
Bayerische Motoren Werke AG	52,131	5,209
Linde AG	4,700	972
		20,667
Hong Kong (0.4%)
CK Infrastructure Holdings Ltd.	452,801	3,410

Italy (0.6%)
Assicurazioni Generali SPA	332,669	5,678

Japan (7.4%)
Seven & i Holdings Co. Ltd.	336,018	14,862
Tokio Marine Holdings Inc.	264,442	12,684
Mitsubishi UFJ Financial Group Inc.	1,652,602	9,962
Sumitomo Mitsui Financial Group Inc.	156,321	6,445
Nippon Telegraph & Telephone Corp.	134,282	6,273
Isuzu Motors Ltd.	406,129	5,421
Daiwa House Industry Co. Ltd.	124,059	4,481
Takeda Pharmaceutical Co. Ltd.	94,465	3,840
Marui Group Co. Ltd.	156,700	3,171
Eisai Co. Ltd.	19,995	1,443
		68,582
Netherlands (2.4%)
ING Groep NV	738,734	10,759
Koninklijke Philips NV	149,845	6,171
ASML Holding NV	27,370	5,373
		22,303

South Korea (0.8%)
Samsung Electronics Co. Ltd.	167,693	7,875

Spain (1.6%)
Iberdrola SA	1,630,223	11,577
CaixaBank SA	822,793	3,540
		15,117
Switzerland (3.5%)
Novartis AG	186,616	13,874
Zurich Insurance Group AG	31,032	9,197
Julius Baer Group Ltd.	89,165	5,213
ABB Ltd.	182,917	4,138
		32,422
Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	452,000	3,375

United Kingdom (3.3%)
BAE Systems plc	1,537,066	13,048
AstraZeneca plc ADR	246,000	9,109
Diageo plc	174,093	6,397
Experian plc	95,136	2,331
		30,885
United States (34.1%)
TJX Cos. Inc.	168,751	15,242
Chubb Ltd.	112,688	14,727
Microsoft Corp.	143,410	14,175
United Parcel Service Inc. Class B	118,237	13,730
Sempra Energy	120,258	12,811
Union Pacific Corp.	83,100	11,863
Medtronic plc	136,393	11,773
* Alphabet Inc. Class A	10,639	11,703
PepsiCo Inc.	109,676	10,995
Comcast Corp. Class A	345,195	10,763
Schlumberger Ltd.	149,644	10,276
Abbott Laboratories	154,015	9,477
^ Autoliv Inc.	62,738	9,283
KLA-Tencor Corp.	76,023	8,608
PNC Financial Services Group Inc.	58,969	8,457
Prudential Financial Inc.	86,815	8,407
Cognizant Technology Solutions Corp. Class A	107,308	8,086
Lockheed Martin Corp.	25,609	8,055
Merck & Co. Inc.	133,713	7,960
Verizon Communications Inc.	165,379	7,884
Bank of America Corp.	267,623	7,772
Intel Corp.	137,954	7,615
JPMorgan Chase & Co.	70,102	7,502
Bristol-Myers Squibb Co.	141,883	7,466
Cisco Systems Inc.	168,394	7,192
PPG Industries Inc.	64,517	6,511
International Paper Co.	113,783	6,087
Chevron Corp.	45,146	5,612
UnitedHealth Group Inc.	22,330	5,393
General Dynamics Corp.	24,543	4,951
Cardinal Health Inc.	94,436	4,919
Marsh & McLennan Cos. Inc.	61,136	4,913
International Business Machines Corp.	34,078	4,816

	Philip Morris International Inc.			46,480	3,697
	Caterpillar Inc.			20,402	3,099
	McKesson Corp.			18,982	2,694
	Accenture plc Class A			16,571	2,581
	Walgreens Boots Alliance Inc.			39,640	2,473
	Honeywell International Inc.			15,242	2,254
	Principal Financial Group Inc.			35,468	1,979
	CVS Health Corp.			26,779	1,697
	NextEra Energy Inc.			4,083	677
					316,175
Total Common Stocks (Cost $615,708)					606,721
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.0%)
United States (5.0%)
1,2	Fannie Mae Pool	3.000%	12/1/47	879	854
1,2,3Fannie Mae Pool		3.500%	6/1/48–7/1/48	5,800	5,783
1,2	Fannie Mae REMICS	2.000%	9/25/40	200	191
1,2	Fannie Mae REMICS	3.500%	6/25/44	491	491
1,2	Fannie Mae REMICS	2.500%	5/25/45	630	614
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,415	2,344
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	4,540	4,531
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,708	1,763
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	651	658
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,610	1,535
1	Government National Mortgage Assn.	2.750%	9/20/44	317	313
4	United States Treasury Note/Bond	1.500%	10/31/19	950	939
	United States Treasury Note/Bond	1.500%	8/15/20	2,310	2,262
	United States Treasury Note/Bond	1.875%	9/30/22	1,115	1,079
	United States Treasury Note/Bond	2.125%	12/31/22	4,115	4,018
	United States Treasury Note/Bond	2.375%	1/31/23	2,845	2,807
	United States Treasury Note/Bond	2.500%	3/31/23	1,560	1,547
	United States Treasury Note/Bond	2.250%	11/15/27	5,660	5,373
	United States Treasury Note/Bond	2.750%	2/15/28	2,610	2,586
	United States Treasury Note/Bond	2.750%	8/15/47	1,020	967
	United States Treasury Note/Bond	2.750%	11/15/47	4,060	3,847
	United States Treasury Note/Bond	3.000%	2/15/48	1,460	1,455
	United States Treasury Strip Principal	0.000%	5/15/47	660	275
	United States Treasury Strip Principal	0.000%	8/15/47	755	312
Total U.S. Government and Agency Obligations (Cost $47,170)					46,544
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
Australia (0.1%)
5	National Australia Bank Ltd.	2.400%	12/7/21	575	561

Canada (0.1%)
1,5,6CARDS II Trust 2017-2A		2.179%	10/17/22	720	720
1,5,6Master Credit Card Trust II Series 2018-1A		2.443%	7/22/24	765	767
					1,487
Cayman Islands (0.6%)
1,5,7Atlas Senior Loan Fund V Ltd.		3.608%	7/16/29	750	752
1,5,7KKR CLO 17 Ltd.		3.688%	4/15/29	730	732
1,5,7Madison Park Funding XVIII Ltd.		3.552%	10/21/30	730	733
1,5,7Madison Park Funding XXX Ltd.		3.089%	4/15/29	1,400	1,393
1,5,7Magnetite VII Ltd.		3.148%	1/15/28	1,375	1,373

1,5,7Race Point IX CLO Ltd.		3.558%	10/15/30	730	734
					5,717
Spain (0.1%)
8	Bankia SA	4.125%	3/24/36	450	687

United States (1.0%)
1	AmeriCredit Automobile Receivables Trust
	2014-3	2.580%	9/8/20	325	325
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	240	239
1,5,7Bristol Park CLO Ltd.		3.768%	4/15/29	685	690
1,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	636	629
1,5	Chrysler Capital Auto Receivables Trust 2016-
	A	3.250%	6/15/22	245	246
1,5,9COLT 2018-1 Mortgage Loan Trust		2.930%	2/25/48	300	299
1,5,9Deephaven Residential Mortgage Trust 2018-
	1	2.976%	12/25/57	433	430
1,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	745	744
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	505	502
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	120	118
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	255	253
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	167	166
1,5	Hyundai Auto Lease Securitization Trust
	2018-A	1.950%	3/15/19	300	300
1,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	495	494
1,5,7KKR CLO 16 Ltd.		3.849%	1/20/29	360	361
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	191	190
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	170	167
1,5	OneMain Direct Auto Receivables Trust 2017-
	2	2.310%	12/14/21	700	696
1	Santander Drive Auto Receivables Trust
	2014-4	3.100%	11/16/20	220	221
1	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	565	562
1,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	450	450
1,5,9Towd Point Mortgage Trust 2018-1		3.000%	1/25/58	330	328
1,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	299	299
1,5	Westlake Automobile Receivables Trust 2018-
	1	2.240%	12/15/20	740	738
					9,447
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $17,958)					17,899
Corporate Bonds (18.8%)
Australia (0.1%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,021
	Westpac Banking Corp.	2.300%	5/26/20	198	196
					1,217
Belgium (0.1%)
10	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	250	325

Canada (0.3%)
7	Canadian Imperial Bank of Commerce	2.865%	6/16/22	570	573
	Emera US Finance LP	2.700%	6/15/21	400	390
	Fortis Inc.	3.055%	10/4/26	775	714
	Nutrien Ltd.	3.150%	10/1/22	275	269

11	Toronto-Dominion Bank	1.680%	6/8/21	740	556
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	421
					2,923
China (0.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	819
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	623
5	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	989
					2,431
Denmark (0.2%)
8	Danske Bank A/S	0.750%	6/2/23	1,450	1,712

France (1.5%)
1,8	AXA SA	5.125%	7/4/43	600	810
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,700	2,025
8	BNP Paribas SA	2.750%	1/27/26	1,250	1,507
8	BNP Paribas SA	1.500%	11/17/25	950	1,107
5	BNP Paribas SA	3.375%	1/9/25	815	773
8	BPCE SA	1.125%	1/18/23	700	822
1,8	BPCE SA	2.750%	11/30/27	700	858
5	BPCE SA	5.700%	10/22/23	400	423
5	Credit Agricole SA	3.750%	4/24/23	490	482
8	Credit Agricole SA	2.625%	3/17/27	1,250	1,487
8	RCI Banque SA	0.750%	9/26/22	500	588
8	RCI Banque SA	1.375%	3/8/24	475	566
8	Societe Generale SA	1.000%	4/1/22	600	706
8	Societe Generale SA	1.125%	1/23/25	1,800	2,045
					14,199
Germany (1.2%)
10	Aroundtown SA	3.000%	10/16/29	285	366
8	Commerzbank AG	4.000%	3/30/27	1,450	1,814
8	Daimler AG	0.875%	1/12/21	2,575	3,073
	Deutsche Bank AG	3.700%	5/30/24	219	207
10	E.ON International Finance BV	5.875%	10/30/37	150	272
8	E.ON SE	1.625%	5/22/29	565	656
10	innogy Finance BV	4.750%	1/31/34	600	945
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	640
8	Volkswagen International Finance NV	1.875%	3/30/27	1,000	1,179
8	Volkswagen Leasing GmbH	2.625%	1/15/24	425	539
8	Vonovia Finance BV	1.750%	1/25/27	900	1,050
					10,741
Hong Kong (0.1%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,221

Italy (0.2%)
8	Enel SPA	5.625%	6/21/27	350	530
8	Intesa Sanpaolo SPA	4.375%	10/15/19	1,200	1,471
					2,001
Japan (0.3%)
	American Honda Finance Corp.	2.000%	11/13/19	1,500	1,485
12	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,224
					2,709
Mexico (0.3%)
8	America Movil SAB de CV	4.125%	10/25/19	575	711
	America Movil SAB de CV	6.375%	3/1/35	350	416
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	540	542

5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	860
					2,529
Netherlands (0.8%)
8	ABN AMRO Bank NV	2.500%	11/29/23	855	1,102
1	ABN AMRO Bank NV	4.400%	3/27/28	400	395
1,8	ABN AMRO Bank NV	2.875%	1/18/28	700	864
10	Cooperatieve Rabobank UA	4.625%	5/23/29	200	293
10	Cooperatieve Rabobank UA	5.250%	9/14/27	525	800
1,8	ING Groep NV	2.500%	2/15/29	1,200	1,446
1,8	ING Groep NV	3.000%	4/11/28	600	745
	Koninklijke KPN NV	8.375%	10/1/30	550	731
	Shell International Finance BV	4.000%	5/10/46	700	675
8	VIVAT NV	2.375%	5/17/24	575	690
					7,741
South Africa (0.1%)
8	Anglo American Capital plc	1.625%	9/18/25	915	1,062

South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	199

Spain (1.0%)
8	Banco Bilbao Vizcaya Argentaria SA	0.750%	9/11/22	700	804
8	Banco de Sabadell SA	0.875%	3/5/23	1,800	2,052
8	Banco Santander SA	3.250%	4/4/26	1,000	1,218
8	CaixaBank SA	1.125%	5/17/24	1,400	1,599
8	CaixaBank SA	1.125%	1/12/23	800	917
8	Criteria Caixa SAU	1.500%	5/10/23	600	694
8	Telefonica Emisiones SAU	2.242%	5/27/22	700	873
8	Telefonica Emisiones SAU	1.715%	1/12/28	500	571
	Telefonica Emisiones SAU	4.665%	3/6/38	290	276
	Telefonica Emisiones SAU	4.895%	3/6/48	480	455
					9,459
Sweden (0.3%)
8	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	550	677
8	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,750	2,048
					2,725
Switzerland (0.9%)
8	Credit Suisse AG	4.750%	8/5/19	2,350	2,901
1,8	Credit Suisse Group AG	1.250%	7/17/25	1,425	1,633
1,5	Credit Suisse Group AG	3.869%	1/12/29	250	234
5	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,030
5,7	UBS AG	2.486%	12/1/20	2,250	2,251
					8,049
United Kingdom (1.4%)
8	Aviva plc	0.100%	12/13/18	950	1,112
5	BAT Capital Corp.	3.222%	8/15/24	575	547
5	BAT Capital Corp.	3.557%	8/15/27	925	869
8	BAT International Finance plc	2.750%	3/25/25	800	1,023
8	BP Capital Markets plc	2.994%	2/18/19	600	717
	BP Capital Markets plc	3.814%	2/10/24	475	482
10	CPUK Finance Ltd.	3.588%	8/28/25	975	1,373
8	FCE Bank plc	0.869%	9/13/21	1,800	2,126
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	750	863
10	Heathrow Funding Ltd.	6.750%	12/3/26	450	790
7	HSBC Holdings plc	3.326%	5/18/24	245	244

5 Imperial Brands Finance plc	4.250%	7/21/25	800	800
8 London Stock Exchange Group plc	0.875%	9/19/24	475	553
5 Sky plc	3.125%	11/26/22	725	714
Trinity Acquisition plc	4.400%	3/15/26	724	720
				12,933
United States (9.7%)
21st Century Fox America Inc.	6.200%	12/15/34	640	767
Abbott Laboratories	3.400%	11/30/23	715	709
8 Allergan Funding SCS	1.250%	6/1/24	550	628
Allergan Funding SCS	3.800%	3/15/25	885	860
Allergan Funding SCS	4.750%	3/15/45	375	357
Amazon.com Inc.	4.800%	12/5/34	300	333
5 Amazon.com Inc.	4.250%	8/22/57	225	224
Ameren Illinois Co.	3.800%	5/15/28	410	415
American Electric Power Co. Inc.	3.200%	11/13/27	950	892
8 American International Group Inc.	1.500%	6/8/23	700	836
8 American International Group Inc.	1.875%	6/21/27	925	1,059
American Tower Corp.	4.400%	2/15/26	300	299
American Tower Corp.	5.000%	2/15/24	1,050	1,098
Amgen Inc.	4.663%	6/15/51	350	349
Amgen Inc.	3.625%	5/22/24	275	275
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,405	1,380
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	85	85
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	170	168
Anthem Inc.	3.500%	8/15/24	275	268
Anthem Inc.	4.375%	12/1/47	315	295
Anthem Inc.	4.101%	3/1/28	610	601
Apple Inc.	2.750%	1/13/25	780	748
5 AT&T Inc.	4.900%	8/15/37	775	759
5 AT&T Inc.	4.100%	2/15/28	1,450	1,411
AutoZone Inc.	3.700%	4/15/22	600	604
Bank of America Corp.	3.300%	1/11/23	570	565
1 Bank of America Corp.	3.593%	7/21/28	1,285	1,231
7 Bank of New York Mellon Corp.	3.409%	10/30/23	415	421
BB&T Corp.	3.700%	6/5/25	770	768
BB&T Corp.	3.200%	9/3/21	510	509
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	11
Brandywine Operating Partnership LP	3.950%	11/15/27	665	639
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	690	672
5 Brooklyn Union Gas Co.	4.273%	3/15/48	965	976
Capital One Financial Corp.	4.200%	10/29/25	1,075	1,054
Cardinal Health Inc.	4.500%	11/15/44	280	259
5 Cargill Inc.	4.760%	11/23/45	340	367
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	770	782
Celgene Corp.	3.250%	8/15/22	1,655	1,626
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	410	435
Citigroup Inc.	4.750%	5/18/46	70	68
Citigroup Inc.	4.600%	3/9/26	535	540
Citigroup Inc.	2.700%	3/30/21	345	339
1 Citigroup Inc.	3.520%	10/27/28	2,380	2,230
Comcast Corp.	4.000%	3/1/48	40	35
Comcast Corp.	4.049%	11/1/52	20	17
Comcast Corp.	3.999%	11/1/49	120	105
Comcast Corp.	6.500%	11/15/35	635	767

	Commonwealth Edison Co.	3.650%	6/15/46	35	33
	Commonwealth Edison Co.	4.000%	3/1/48	245	243
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	300	306
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	301
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	95
5	Cox Communications Inc.	4.600%	8/15/47	800	749
	Crown Castle International Corp.	3.800%	2/15/28	905	859
	CSX Corp.	4.300%	3/1/48	365	352
	CVS Health Corp.	4.100%	3/25/25	1,185	1,185
	CVS Health Corp.	5.125%	7/20/45	85	87
	CVS Health Corp.	2.875%	6/1/26	1,455	1,323
	Devon Energy Corp.	3.250%	5/15/22	570	563
	Dignity Health California GO	3.812%	11/1/24	594	588
	Dignity Health California GO	4.500%	11/1/42	166	157
	Discover Bank	4.200%	8/8/23	575	582
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	663
	Duke Energy Carolinas LLC	3.700%	12/1/47	105	99
	Duke Energy Progress LLC	4.200%	8/15/45	285	290
	Energy Transfer LP	4.900%	3/15/35	1,075	992
	Enterprise Products Operating LLC	4.250%	2/15/48	425	400
	Enterprise Products Operating LLC	3.900%	2/15/24	535	540
5	ERAC USA Finance LLC	4.500%	2/15/45	640	615
	Eversource Energy	3.300%	1/15/28	310	293
	FedEx Corp.	3.300%	3/15/27	275	263
	FirstEnergy Corp.	3.900%	7/15/27	675	661
	Florida Power & Light Co.	3.700%	12/1/47	275	261
	Ford Motor Credit Co. LLC	3.096%	5/4/23	575	550
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	500	478
	General Dynamics Corp.	2.875%	5/11/20	870	869
	General Motors Co.	4.200%	10/1/27	475	458
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,297
	Georgia Power Co.	4.300%	3/15/42	945	956
1	Goldman Sachs Group Inc.	4.223%	5/1/29	600	591
1	Goldman Sachs Group Inc.	3.814%	4/23/29	335	319
	Goldman Sachs Group Inc.	4.750%	10/21/45	250	252
	Goldman Sachs Group Inc.	2.625%	4/25/21	575	565
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,125	1,071
	HCP Inc.	4.000%	6/1/25	375	368
	Humana Inc.	2.900%	12/15/22	590	576
	International Paper Co.	4.350%	8/15/48	500	454
	John Deere Capital Corp.	3.450%	3/13/25	985	984
1	JPMorgan Chase & Co.	3.782%	2/1/28	775	756
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	898
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	50
	Kaiser Foundation Hospitals	4.150%	5/1/47	285	290
5	KeySpan Gas East Corp.	2.742%	8/15/26	400	369
10	Kraft Heinz Foods Co.	4.125%	7/1/27	500	722
	Kraft Heinz Foods Co.	4.375%	6/1/46	595	527
	Lockheed Martin Corp.	4.700%	5/15/46	253	269
	Lockheed Martin Corp.	4.090%	9/15/52	97	92
	Medtronic Inc.	3.150%	3/15/22	550	549
	Memorial Sloan-Kettering Cancer Center New
	York GO	4.125%	7/1/52	150	149
	Mercy Health	3.555%	8/1/27	650	637
5	Metropolitan Life Global Funding I	3.000%	9/19/27	575	536
	Microsoft Corp.	3.700%	8/8/46	1,125	1,090

	MidAmerican Energy Co.	4.250%	5/1/46	10	10
8	Molson Coors Brewing Co.	1.250%	7/15/24	1,075	1,250
	Morgan Stanley	2.750%	5/19/22	950	924
	Morgan Stanley	3.125%	7/27/26	1,850	1,728
1	Morgan Stanley	3.772%	1/24/29	145	139
	Mylan NV	3.950%	6/15/26	755	719
	National Retail Properties Inc.	3.900%	6/15/24	330	328
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	400	387
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	212
	Occidental Petroleum Corp.	4.100%	2/1/21	650	667
	Oglethorpe Power Corp.	5.250%	9/1/50	200	218
	Omnicom Group Inc.	3.650%	11/1/24	275	269
	Oracle Corp.	3.400%	7/8/24	575	574
	Oracle Corp.	3.250%	11/15/27	240	233
	Oracle Corp.	4.000%	11/15/47	220	215
	Orlando Health Obligated Group	3.777%	10/1/28	175	175
	Orlando Health Obligated Group	4.089%	10/1/48	40	39
	Pacific Gas & Electric Co.	5.125%	11/15/43	100	105
	Pacific Gas & Electric Co.	5.400%	1/15/40	135	146
	Pacific Gas & Electric Co.	6.250%	3/1/39	160	189
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,156	1,295
	Pacific Gas & Electric Co.	2.950%	3/1/26	190	175
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.950%	3/10/25	570	564
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	1,030	1,047
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.375%	2/1/22	145	144
8	Philip Morris International Inc.	2.125%	5/30/19	1,525	1,822
8	Philip Morris International Inc.	2.875%	3/3/26	425	554
	Philip Morris International Inc.	2.500%	11/2/22	575	553
	PNC Bank NA	3.250%	1/22/28	910	870
1	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	225	218
	Santander Holdings USA Inc.	3.700%	3/28/22	1,750	1,729
5	SBA Tower Trust	2.877%	7/9/21	805	792
5	SBA Tower Trust	3.448%	3/15/23	675	673
	Sempra Energy	3.250%	6/15/27	400	374
	Sierra Pacific Power Co.	2.600%	5/1/26	149	138
	South Carolina Electric & Gas Co.	4.600%	6/15/43	230	226
	South Carolina Electric & Gas Co.	4.100%	6/15/46	25	23
	South Carolina Electric & Gas Co.	5.300%	5/15/33	113	120
	South Carolina Electric & Gas Co.	5.450%	2/1/41	300	325
	Southern California Edison Co.	4.125%	3/1/48	515	503
	Southwestern Public Service Co.	3.700%	8/15/47	24	23
1,5	Sprint Spectrum Co LLC / Sprint Spectrum Co
	II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	800
	SSM Health Care Corp.	3.823%	6/1/27	320	318
	Stanford Health Care	3.795%	11/15/48	90	86
	SunTrust Bank	3.300%	5/15/26	450	427
	Synchrony Bank	3.000%	6/15/22	450	434
	Synchrony Financial	4.250%	8/15/24	525	518
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	860	928
	The Kroger Co.	3.850%	8/1/23	1,025	1,033
8	Thermo Fisher Scientific Inc.	1.400%	1/23/26	375	438

	Time Warner Inc.	3.600%	7/15/25	850	818
1	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	70	71
8	United Technologies Corp.	1.150%	5/18/24	380	447
	UnitedHealth Group Inc.	4.625%	7/15/35	185	197
	UnitedHealth Group Inc.	4.200%	1/15/47	65	65
	Verizon Communications Inc.	3.500%	11/1/24	275	270
	Verizon Communications Inc.	4.522%	9/15/48	1,525	1,401
	Viacom Inc.	4.250%	9/1/23	800	800
	Wells Fargo & Co.	4.300%	7/22/27	275	271
	Wells Fargo & Co.	4.750%	12/7/46	800	787
	Welltower Inc.	4.000%	6/1/25	275	269
					90,131
Total Corporate Bonds (Cost $181,170)					174,307
Sovereign Bonds (5.4%)
Australia (0.2%)
12	Commonwealth of Australia	2.250%	11/21/22	1,260	951
12	Commonwealth of Australia	2.750%	11/21/27	135	103
12	Commonwealth of Australia	2.250%	5/21/28	380	277
					1,331
Canada (0.9%)
11	Canada	0.750%	5/1/19	1,885	1,442
11	Canada	1.250%	11/1/19	2,550	1,951
11	Canada	0.750%	3/1/21	2,110	1,573
11	Canada	1.500%	6/1/23	670	502
11	Canada	1.000%	6/1/27	515	358
11	Province of Ontario	2.900%	6/2/28	1,910	1,469
13	Province of Ontario	0.250%	6/28/29	985	978
					8,273
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	618

China (0.3%)
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	1,025	1,002
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,072
					3,074
France (0.5%)
8	Electricite de France SA	1.875%	10/13/36	600	628
8	Electricite de France SA	4.500%	11/12/40	1,000	1,490
8	RTE Reseau de Transport d'Electricite SA	2.875%	9/12/23	1,700	2,230
					4,348
Ireland (0.3%)
8	ESB Finance Ltd.	3.494%	1/12/24	1,930	2,591

Japan (1.3%)
14	Japan	0.100%	9/20/27	578,550	5,357
14	Japan	0.100%	12/20/27	410,150	3,796
	Japan Bank for International Cooperation	2.250%	2/24/20	450	446
14	Japan Treasury Discount Bill	0.000%	7/30/18	227,000	2,087
					11,686
Mexico (0.4%)
5	Mexico City Airport Trust	5.500%	7/31/47	325	283
8	Petroleos Mexicanos	3.750%	2/21/24	2,595	3,111

5	Petroleos Mexicanos	6.350%	2/12/48	210	191
					3,585
Qatar (0.2%)
5	State of Qatar	2.375%	6/2/21	1,400	1,347
5	State of Qatar	3.875%	4/23/23	550	549
5	State of Qatar	5.103%	4/23/48	255	253
					2,149
Saudi Arabia (0.3%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,740	2,632
5	Kingdom of Saudi Arabia	4.000%	4/17/25	200	198
					2,830
Switzerland (0.0%)
5	Syngenta Finance NV	5.182%	4/24/28	285	278

United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,151

United Kingdom (0.8%)
10	United Kingdom	1.750%	7/22/19	790	1,065
10	United Kingdom	1.500%	1/22/21	1,015	1,380
10	United Kingdom	0.500%	7/22/22	430	564
10	United Kingdom	0.750%	7/22/23	1,210	1,592
10	United Kingdom	1.250%	7/22/27	155	205
10	United Kingdom	3.500%	1/22/45	1,565	2,875
					7,681
Total Sovereign Bonds (Cost $50,474)					49,595
Taxable Municipal Bonds (0.8%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	111
	California GO	7.550%	4/1/39	345	514
	California GO	7.350%	11/1/39	140	201
	California GO	7.625%	3/1/40	20	30
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	355	465
	Chicago IL Transit Authority	6.300%	12/1/21	70	74
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	225	282
	Illinois GO	5.100%	6/1/33	1,060	1,020
15	Kansas Development Finance Authority	5.371%	5/1/26	775	831
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	290	317
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	125	180
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	270	292
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	3.375%	8/1/34	195	188
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	1,275	1,201
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	235	315
	State of Connecticut	2.990%	1/15/23	765	748
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	190	257
Total Taxable Municipal Bonds (Cost $7,202)					7,026

	Coupon	Shares
Temporary Cash Investments (4.9%)
16,17 Vanguard Market Liquidity Fund	1.961%	455,006	45,505
Total Temporary Cash Investments (Cost $45,498)			45,505
Total Investments (102.2%) (Cost $965,180)			947,597
Other Assets and Liabilities - Net (-2.2%)18			(20,586)
Net Assets (100%)			927,011

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,441,000.
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
4 Securities with a value of $647,000 have been segregated as initial margin for open futures contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $49,128,000, representing 5.3% of net assets.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Face amount denominated in euro.
9 Adjustable-rate security.
10 Face amount denominated in British pounds.
11 Face amount denominated in Canadian dollars.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in Swiss francs.
14 Face amount denominated in Japanese yen.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
17 Includes $18,074,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Schatz	June 2018	44	5,771	19
5-Year U.S. Treasury Note	September 2018	44	5,011	23
Euro-Buxl	June 2018	15	2,994	154

Global Wellington Fund

Long Gilt	September 2018	7	1,149	16
Euro-Bund	June 2018	6	1,137	25
				237
Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(184)	(22,161)	(227)
Euro-Bobl	June 2018	(39)	(6,042)	(93)
Ultra Long U.S. Treasury Bond	September 2018	(27)	(4,307)	(108)
Ultra 10-Year U.S. Treasury Note	September 2018	(24)	(3,080)	(41)
				(469)
				(232)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities LLC	6/29/18	EUR	604	USD	706	1
J.P. Morgan Securities LLC	6/29/18	USD	36,677	EUR	31,216	98
Goldman Sachs International	6/29/18	USD	36,672	EUR	31,216	93
Bank of America N.A	6/29/18	USD	13,635	GBP	10,172	92
J.P. Morgan Securities LLC	6/29/18	USD	9,106	JPY	993,306	(44)
J.P. Morgan Securities LLC	6/29/18	USD	7,972	CAD	10,270	44
Goldman Sachs International	6/29/18	USD	2,560	AUD	3,382	2
J.P. Morgan Securities LLC	7/30/18	USD	2,088	JPY	227,000	(8)
J.P. Morgan Securities LLC	6/29/18	USD	976	CHF	964	(5)
						273

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At May 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $3,417,000 in connection with open forward currency contracts.

Global Wellington Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the

Global Wellington Fund

proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	377,683	229,038	—
U.S. Government and Agency Obligations	—	46,544	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	17,899	—
Corporate Bonds	—	174,307	—
Sovereign Bonds	—	49,595	—
Taxable Municipal Bonds	—	7,026	—
Temporary Cash Investments	45,505	—	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Forward Currency Contracts—Assets	—	330	—
Forward Currency Contracts—Liabilities	—	(57)	—
Total	423,139	524,682	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

Global Wellington Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. At May 31, 2018, the cost of investment securities for tax purposes was $965,180,000. Net unrealized depreciation of investment securities for tax purposes was $17,583,000, consisting of unrealized gains of $23,945,000 on securities that had risen in value since their purchase and $41,528,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Wellesley Income Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.2%)
United States (7.2%)
1,2	Fannie Mae Pool	3.000%	12/1/47	1,636	1,589
1,2,3Fannie Mae Pool		3.500%	6/1/48–7/1/48	6,400	6,382
1,2	Fannie Mae REMICS	2.000%	9/25/40	244	234
1,2	Fannie Mae REMICS	3.500%	6/25/44	579	578
1,2	Fannie Mae REMICS	2.500%	5/25/45	757	738
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,903	2,818
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,426	5,416
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	2,056	2,124
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	781	789
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,895	1,806
1	Government National Mortgage Assn.	2.750%	9/20/44	377	371
4	United States Treasury Note/Bond	1.500%	10/31/19	665	657
	United States Treasury Note/Bond	1.500%	8/15/20	445	436
	United States Treasury Note/Bond	1.875%	9/30/22	1,370	1,326
	United States Treasury Note/Bond	2.125%	12/31/22	2,950	2,880
	United States Treasury Note/Bond	2.250%	11/15/27	5,005	4,751
	United States Treasury Note/Bond	2.750%	2/15/28	570	565
	United States Treasury Note/Bond	2.750%	11/15/47	2,945	2,790
	United States Treasury Strip Principal	0.000%	5/15/47	585	244
	United States Treasury Strip Principal	0.000%	8/15/47	1,450	600
Total U.S. Government and Agency Obligations (Cost $37,750)					37,094
Asset-Backed/Commercial Mortgage-Backed Securities (4.0%)
Australia (0.1%)
5	National Australia Bank Ltd.	2.400%	12/7/21	675	659

Canada (0.3%)
1,5,6CARDS II Trust 2017-2A		2.179%	10/17/22	865	865
1,5,6Master Credit Card Trust II Series 2018-1A		2.443%	7/22/24	835	837
					1,702
Cayman Islands (1.3%)
1,5,7Atlas Senior Loan Fund V Ltd.		3.608%	7/16/29	900	902
1,5,7KKR CLO 17 Ltd.		3.688%	4/15/29	875	878
1,5,7Madison Park Funding XVIII Ltd.		3.552%	10/21/30	875	878
1,5,7Madison Park Funding XXX Ltd.		3.089%	4/15/29	1,570	1,563
1,5,7Magnetite VII Ltd.		3.148%	1/15/28	1,510	1,508
1,5,7Race Point IX CLO Ltd.		3.558%	10/15/30	870	875
					6,604
Spain (0.2%)
8	Bankia SA	4.125%	3/24/36	550	839

United States (2.1%)
1	AmeriCredit Automobile Receivables Trust 2014-3	2.580%	9/8/20	389	389
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	260	259
1,5,7Bristol Park CLO Ltd.		3.768%	4/15/29	815	822
1,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	707	699
1,5	Chrysler Capital Auto Receivables Trust 2016-A	3.250%	6/15/22	295	296
1,5,9COLT 2018-1 Mortgage Loan Trust		2.930%	2/25/48	339	337
1,5,9Deephaven Residential Mortgage Trust 2018-1		2.976%	12/25/57	473	470

1,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	815	814
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	575	572
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	140	138
1,5	greatamerica leasing receivables funding llc
	series 2018-1	2.600%	6/15/21	255	253
1,5	greatamerica leasing receivables funding llc
	series 2018-1	2.830%	6/17/24	183	182
1,5	hyundai auto lease securitization trust 2018-a	1.950%	3/15/19	336	336
1,5	hyundai auto lease securitization trust 2018-a	2.550%	8/17/20	555	554
1,5,7kkr clo 16 ltd.		3.849%	1/20/29	435	436
1,5	mmaf equipment finance llc 2016-a	1.480%	6/15/20	225	224
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	205	201
1,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	875	869
1	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	250	251
1	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	630	627
1,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	497	497
1,5,9Towd Point Mortgage Trust 2018-1		3.000%	1/25/58	358	357
1,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	329	329
1,5	Westlake Automobile Receivables Trust 2018-1	2.240%	12/15/20	835	832
					10,744
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $20,615)					20,548
Corporate Bonds (37.2%)
Australia (0.3%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,121
	Westpac Banking Corp.	2.300%	5/26/20	214	211
					1,332
Belgium (0.1%)
10	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	325	423

Canada (0.6%)
7	Canadian Imperial Bank of Commerce	2.865%	6/16/22	700	704
	Emera US Finance LP	2.700%	6/15/21	475	464
	Fortis Inc.	3.055%	10/4/26	625	575
	Nutrien Ltd.	3.150%	10/1/22	350	342
11	Toronto-Dominion Bank	1.680%	6/8/21	900	676
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	500
					3,261
China (0.4%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,000	992
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	652
5	Tencent Holdings Ltd.	3.595%	1/19/28	690	659
					2,303
Denmark (0.4%)
8	Danske Bank A/S	0.750%	6/2/23	1,775	2,096

France (3.1%)
1,8	AXA SA	5.125%	7/4/43	750	1,013
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	2,000	2,382
8	BNP Paribas SA	1.500%	11/17/25	1,150	1,340
5	BNP Paribas SA	3.375%	1/9/25	995	943
8	BNP Paribas SA	2.750%	1/27/26	1,000	1,205
1,8	BPCE SA	2.750%	11/30/27	800	981
5	BPCE SA	5.700%	10/22/23	400	423
8	BPCE SA	1.125%	1/18/23	900	1,057
8	Credit Agricole SA	2.625%	3/17/27	1,425	1,695

5	Credit Agricole SA	3.750%	4/24/23	535	527
8	RCI Banque SA	1.375%	3/8/24	575	685
8	RCI Banque SA	0.750%	9/26/22	625	735
8	Societe Generale SA	1.000%	4/1/22	600	706
8	Societe Generale SA	1.125%	1/23/25	2,000	2,272
					15,964
Germany (2.4%)
10	Aroundtown SA	3.000%	10/16/29	335	431
8	Commerzbank AG	4.000%	3/30/27	1,700	2,127
8	Daimler AG	0.875%	1/12/21	3,100	3,699
	Deutsche Bank AG	3.700%	5/30/24	266	251
10	E.ON International Finance BV	5.875%	10/30/37	200	363
8	E.ON SE	1.625%	5/22/29	620	720
10	innogy Finance BV	4.750%	1/31/34	500	788
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	788
8	Volkswagen International Finance NV	1.875%	3/30/27	1,200	1,414
8	Volkswagen Leasing GmbH	2.625%	1/15/24	525	666
8	Vonovia Finance BV	1.750%	1/25/27	1,000	1,166
					12,413
Hong Kong (0.2%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	934

Italy (0.4%)
8	Enel SPA	5.625%	6/21/27	425	644
8	Intesa Sanpaolo SPA	4.375%	10/15/19	1,200	1,471
					2,115
Japan (0.6%)
	American Honda Finance Corp.	2.000%	11/13/19	1,800	1,783
12	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,562
					3,345
Mexico (0.6%)
8	America Movil SAB de CV	4.125%	10/25/19	700	866
	America Movil SAB de CV	6.375%	3/1/35	425	505
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	650	652
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	1,090	957
					2,980
Netherlands (1.6%)
1	ABN AMRO Bank NV	4.400%	3/27/28	600	593
1,8	ABN AMRO Bank NV	2.875%	1/18/28	800	987
8	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,321
10	Cooperatieve Rabobank UA	5.250%	9/14/27	650	990
10	Cooperatieve Rabobank UA	4.625%	5/23/29	200	293
1,8	ING Groep NV	3.000%	4/11/28	700	870
1,8	ING Groep NV	2.500%	2/15/29	800	964
	Koninklijke KPN NV	8.375%	10/1/30	700	930
	Shell International Finance BV	4.000%	5/10/46	725	699
8	VIVAT NV	2.375%	5/17/24	625	750
					8,397

South Africa (0.3%)
8	Anglo American Capital plc	1.625%	9/18/25	1,135	1,317

South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	199

Spain (1.9%)
8	Banco Bilbao Vizcaya Argentaria SA	0.750%	9/11/22	800	919
8	Banco de Sabadell SA	0.875%	3/5/23	1,900	2,166
8	Banco Santander SA	3.250%	4/4/26	1,200	1,462
8	CaixaBank SA	1.125%	1/12/23	800	917
8	CaixaBank SA	1.125%	5/17/24	1,100	1,256
8	Criteria Caixa SAU	1.500%	5/10/23	600	694
8	Telefonica Emisiones SAU	1.715%	1/12/28	600	685
	Telefonica Emisiones SAU	4.665%	3/6/38	320	305
	Telefonica Emisiones SAU	4.895%	3/6/48	530	502
8	Telefonica Emisiones SAU	2.242%	5/27/22	800	998
					9,904
Sweden (0.5%)
8	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	675	831
8	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,475	1,726
					2,557
Switzerland (1.7%)
8	Credit Suisse AG	4.750%	8/5/19	2,450	3,025
1,8	Credit Suisse Group AG	1.250%	7/17/25	1,225	1,404
1,5	Credit Suisse Group AG	3.869%	1/12/29	250	234
5	Roche Holdings Inc.	2.625%	5/15/26	1,300	1,217
5,7	UBS AG	2.486%	12/1/20	2,825	2,826
					8,706
United Kingdom (2.9%)
8	Aviva plc	0.100%	12/13/18	1,125	1,316
5	BAT Capital Corp.	3.222%	8/15/24	675	642
5	BAT Capital Corp.	3.557%	8/15/27	825	775
8	BAT International Finance plc	2.750%	3/25/25	950	1,215
8	BP Capital Markets plc	2.994%	2/18/19	700	837
	BP Capital Markets plc	3.814%	2/10/24	575	583
10	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,690
8	FCE Bank plc	0.869%	9/13/21	1,050	1,240
10	Heathrow Funding Ltd.	6.750%	12/3/26	550	966
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	875	1,007
7	HSBC Holdings plc	3.326%	5/18/24	255	254
5	Imperial Brands Finance plc	4.250%	7/21/25	1,000	1,000
8	Imperial Brands Finance plc	2.250%	2/26/21	700	860
8	London Stock Exchange Group plc	0.875%	9/19/24	600	699
5	Sky plc	3.125%	11/26/22	825	813
	Trinity Acquisition plc	4.400%	3/15/26	888	882
					14,779
United States (19.2%)
	21st Century Fox America Inc.	6.200%	12/15/34	650	779
	Abbott Laboratories	3.400%	11/30/23	875	867
8	Allergan Funding SCS	1.250%	6/1/24	600	685
	Allergan Funding SCS	3.800%	3/15/25	825	801
	Allergan Funding SCS	4.750%	3/15/45	475	452
	Amazon.com Inc.	4.800%	12/5/34	350	389
5	Amazon.com Inc.	4.250%	8/22/57	275	274
	Ameren Illinois Co.	3.800%	5/15/28	430	435

American Electric Power Co. Inc.	3.200%	11/13/27	1,140	1,070
8 American International Group Inc.	1.875%	6/21/27	1,075	1,231
8 American International Group Inc.	1.500%	6/8/23	875	1,045
American Tower Corp.	4.400%	2/15/26	325	324
American Tower Corp.	5.000%	2/15/24	550	575
Amgen Inc.	4.663%	6/15/51	375	374
Amgen Inc.	3.625%	5/22/24	325	325
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	3.500%	12/1/22	1,325	1,302
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	90	90
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	180	178
Anthem Inc.	4.101%	3/1/28	665	655
Anthem Inc.	3.500%	8/15/24	325	317
Anthem Inc.	4.375%	12/1/47	400	374
Apple Inc.	2.750%	1/13/25	645	619
5 AT&T Inc.	4.100%	2/15/28	1,535	1,494
5 AT&T Inc.	4.900%	8/15/37	875	856
AutoZone Inc.	3.700%	4/15/22	720	725
Bank of America Corp.	3.300%	1/11/23	700	694
1 Bank of America Corp.	3.593%	7/21/28	1,550	1,485
7 Bank of New York Mellon Corp.	3.409%	10/30/23	505	512
BB&T Corp.	3.700%	6/5/25	805	803
BB&T Corp.	3.200%	9/3/21	535	534
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	11
Brandywine Operating Partnership LP	3.950%	11/15/27	800	769
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	850	827
5 Brooklyn Union Gas Co.	4.273%	3/15/48	1,060	1,072
Capital One Financial Corp.	4.200%	10/29/25	1,000	981
Cardinal Health Inc.	4.500%	11/15/44	350	324
5 Cargill Inc.	4.760%	11/23/45	400	432
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	895	910
Celgene Corp.	3.250%	8/15/22	1,300	1,277
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.384%	10/23/35	500	531
Citigroup Inc.	4.750%	5/18/46	70	68
Citigroup Inc.	4.600%	3/9/26	650	656
Citigroup Inc.	2.700%	3/30/21	425	418
1 Citigroup Inc.	3.520%	10/27/28	2,605	2,441
Comcast Corp.	4.000%	3/1/48	20	18
Comcast Corp.	4.049%	11/1/52	10	9
Comcast Corp.	3.999%	11/1/49	60	53
Comcast Corp.	6.500%	11/15/35	775	936
Commonwealth Edison Co.	3.650%	6/15/46	45	42
Commonwealth Edison Co.	4.000%	3/1/48	265	263
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	325	338
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	310	317
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	90	114
5 Cox Communications Inc.	4.600%	8/15/47	850	796
Crown Castle International Corp.	3.800%	2/15/28	1,035	982
CSX Corp.	4.300%	3/1/48	405	390
CVS Health Corp.	5.125%	7/20/45	170	175
CVS Health Corp.	4.100%	3/25/25	1,370	1,370
CVS Health Corp.	2.875%	6/1/26	1,325	1,205
Devon Energy Corp.	3.250%	5/15/22	700	691
Dignity Health California GO	3.812%	11/1/24	659	652
Dignity Health California GO	4.500%	11/1/42	202	191
Discover Bank	4.200%	8/8/23	700	708

	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	628
	Duke Energy Carolinas LLC	3.700%	12/1/47	120	113
	Duke Energy Progress LLC	4.200%	8/15/45	350	356
	Energy Transfer LP	4.900%	3/15/35	975	899
	Enterprise Products Operating LLC	4.250%	2/15/48	440	415
	Enterprise Products Operating LLC	3.900%	2/15/24	650	656
5	ERAC USA Finance LLC	4.500%	2/15/45	675	649
	Eversource Energy	3.300%	1/15/28	375	355
	FedEx Corp.	3.300%	3/15/27	350	334
	FirstEnergy Corp.	3.900%	7/15/27	825	808
	Florida Power & Light Co.	3.700%	12/1/47	335	318
	Ford Motor Credit Co. LLC	3.096%	5/4/23	1,150	1,100
	GE Capital International Funding Co. Unlimited
	Co.	4.418%	11/15/35	575	550
	General Dynamics Corp.	2.875%	5/11/20	905	904
	General Motors Co.	4.200%	10/1/27	550	530
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,520
	Georgia Power Co.	4.300%	3/15/42	1,130	1,143
1	Goldman Sachs Group Inc.	3.814%	4/23/29	235	224
	Goldman Sachs Group Inc.	4.750%	10/21/45	300	302
	Goldman Sachs Group Inc.	2.625%	4/25/21	700	688
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,357
1	Goldman Sachs Group Inc.	4.223%	5/1/29	635	625
	HCP Inc.	4.000%	6/1/25	475	466
	Humana Inc.	2.900%	12/15/22	720	703
	International Paper Co.	4.350%	8/15/48	475	431
	John Deere Capital Corp.	3.450%	3/13/25	1,080	1,079
1	JPMorgan Chase & Co.	3.782%	2/1/28	700	683
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	898
	Kaiser Foundation Hospitals	4.150%	5/1/47	315	320
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	61
5	KeySpan Gas East Corp.	2.742%	8/15/26	500	461
	Kraft Heinz Foods Co.	4.375%	6/1/46	795	704
10	Kraft Heinz Foods Co.	4.125%	7/1/27	550	794
	Lockheed Martin Corp.	4.090%	9/15/52	118	112
	Lockheed Martin Corp.	4.700%	5/15/46	307	326
	Medtronic Inc.	3.150%	3/15/22	675	674
	Memorial Sloan-Kettering Cancer Center New
	York GO	4.125%	7/1/52	184	182
	Mercy Health	3.555%	8/1/27	800	784
5	Metropolitan Life Global Funding I	3.000%	9/19/27	700	653
	Microsoft Corp.	3.700%	8/8/46	1,275	1,236
	MidAmerican Energy Co.	4.250%	5/1/46	10	10
8	Molson Coors Brewing Co.	1.250%	7/15/24	1,175	1,366
	Morgan Stanley	2.750%	5/19/22	700	681
	Morgan Stanley	3.125%	7/27/26	2,100	1,962
1	Morgan Stanley	3.772%	1/24/29	215	207
	Mylan NV	3.950%	6/15/26	790	753
	National Retail Properties Inc.	3.900%	6/15/24	400	397
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	475	460
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	258
	Occidental Petroleum Corp.	4.100%	2/1/21	775	795
	Oglethorpe Power Corp.	5.250%	9/1/50	250	273
	Oglethorpe Power Corp.	4.250%	4/1/46	81	78
	Oglethorpe Power Corp.	4.550%	6/1/44	20	20
	Omnicom Group Inc.	3.650%	11/1/24	350	343
	Oracle Corp.	3.400%	7/8/24	700	699

	Oracle Corp.	3.250%	11/15/27	285	276
	Oracle Corp.	4.000%	11/15/47	265	259
	Orlando Health Obligated Group	3.777%	10/1/28	190	190
	Orlando Health Obligated Group	4.089%	10/1/48	40	39
	Pacific Gas & Electric Co.	6.050%	3/1/34	375	434
	Pacific Gas & Electric Co.	5.800%	3/1/37	877	982
	Pacific Gas & Electric Co.	5.125%	11/15/43	125	131
	Pacific Gas & Electric Co.	5.400%	1/15/40	155	168
	Pacific Gas & Electric Co.	6.250%	3/1/39	185	219
	Pacific Gas & Electric Co.	2.950%	3/1/26	210	193
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,125	1,144
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	715	708
8	Philip Morris International Inc.	2.875%	3/3/26	500	651
	Philip Morris International Inc.	2.500%	11/2/22	700	673
8	Philip Morris International Inc.	2.125%	5/30/19	1,750	2,091
	PNC Bank NA	3.250%	1/22/28	990	946
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	237
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,680
5	SBA Tower Trust	3.448%	3/15/23	755	753
5	SBA Tower Trust	2.877%	7/9/21	885	870
	Sempra Energy	3.250%	6/15/27	475	445
	Sierra Pacific Power Co.	2.600%	5/1/26	180	167
	South Carolina Electric & Gas Co.	4.600%	6/15/43	280	275
	South Carolina Electric & Gas Co.	4.100%	6/15/46	30	27
	South Carolina Electric & Gas Co.	5.300%	5/15/33	129	137
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	270
	Southern California Edison Co.	4.125%	3/1/48	560	547
	Southwestern Public Service Co.	3.700%	8/15/47	26	24
1,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II
	LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,093
	SSM Health Care Corp.	3.823%	6/1/27	380	378
	Stanford Health Care	3.795%	11/15/48	100	96
	SunTrust Bank	3.300%	5/15/26	550	522
	Synchrony Bank	3.000%	6/15/22	550	530
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	1,010	1,090
	The Kroger Co.	3.850%	8/1/23	1,175	1,184
8	Thermo Fisher Scientific Inc.	1.400%	1/23/26	475	554
	Time Warner Inc.	3.600%	7/15/25	950	914
1	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	75	76
8	United Technologies Corp.	1.150%	5/18/24	395	464
	UnitedHealth Group Inc.	4.625%	7/15/35	220	234
	UnitedHealth Group Inc.	4.200%	1/15/47	80	80
	Verizon Communications Inc.	3.500%	11/1/24	350	343
	Verizon Communications Inc.	4.522%	9/15/48	1,675	1,538
	Viacom Inc.	4.250%	9/1/23	875	875
	Wells Fargo & Co.	4.300%	7/22/27	325	320
	Wells Fargo & Co.	4.750%	12/7/46	700	689
	Welltower Inc.	4.000%	6/1/25	325	318
					99,408
Total Corporate Bonds (Cost $199,805)					192,433
Sovereign Bonds (10.6%)
Australia (0.3%)
12	Commonwealth of Australia	2.250%	11/21/22	1,185	895
12	Commonwealth of Australia	2.750%	11/21/27	160	122

12	Commonwealth of Australia	2.250%	5/21/28	420	306
					1,323
Canada (1.9%)
11	Canada	0.750%	5/1/19	3,105	2,375
11	Canada	1.250%	11/1/19	2,230	1,706
11	Canada	0.750%	3/1/21	2,725	2,032
11	Canada	1.500%	6/1/23	825	618
11	Canada	1.000%	6/1/27	620	430
11	Province of Ontario	2.900%	6/2/28	1,815	1,396
13	Province of Ontario	0.250%	6/28/29	1,075	1,068
					9,625
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	761

China (0.7%)
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,225	1,197
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,485	2,412
					3,609
France (1.0%)
8	Electricite de France SA	1.875%	10/13/36	700	732
8	Electricite de France SA	4.500%	11/12/40	1,150	1,714
8	RTE Reseau de Transport d'Electricite SA	2.875%	9/12/23	1,900	2,493
8	RTE Reseau de Transport d'Electricite SA	1.875%	10/23/37	400	466
					5,405
Ireland (0.5%)
8	ESB Finance Ltd.	3.494%	1/12/24	2,075	2,785

Japan (2.4%)
14	Japan	0.100%	9/20/27	769,900	7,129
14	Japan	0.100%	12/20/27	314,100	2,906
	Japan Bank for International Cooperation	2.250%	2/24/20	550	545
14	Japan Treasury Discount Bill	0.000%	7/30/18	210,000	1,931
					12,511
Mexico (0.7%)
5	Mexico City Airport Trust	5.500%	7/31/47	450	393
8	Petroleos Mexicanos	3.750%	2/21/24	2,350	2,817
5	Petroleos Mexicanos	6.350%	2/12/48	325	295
					3,505
Qatar (0.5%)
5	State of Qatar	2.375%	6/2/21	1,850	1,780
5	State of Qatar	3.875%	4/23/23	785	783
5	State of Qatar	5.103%	4/23/48	285	283
					2,846
Saudi Arabia (0.6%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	3,280	3,151

Switzerland (0.1%)
5	Syngenta Finance NV	5.182%	4/24/28	315	308

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,337

United Kingdom (1.5%)
10	United Kingdom	1.750%	7/22/19	1,435	1,934
10	United Kingdom	1.500%	1/22/21	955	1,298

10	United Kingdom	0.500%	7/22/22	775	1,017
10	United Kingdom	1.250%	7/22/27	445	590
10	United Kingdom	3.500%	1/22/45	1,675	3,077
					7,916
Total Sovereign Bonds (Cost $56,026)					55,082
Taxable Municipal Bonds (1.6%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.907%	10/1/50	85	126
	California GO	7.550%	4/1/39	420	625
	California GO	7.350%	11/1/39	135	194
	California GO	7.625%	3/1/40	25	37
	Chicago IL Transit Authority Transfer Tax Receipts
	Revenue	6.899%	12/1/40	425	557
	Chicago IL Transit Authority	6.300%	12/1/21	85	90
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	270	338
	Illinois GO	5.100%	6/1/33	1,240	1,193
15	Kansas Development Finance Authority	5.371%	5/1/26	960	1,030
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	350	382
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	216
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	310	335
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	3.375%	8/1/34	240	232
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	1,425	1,343
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	255	342
	State of Connecticut	2.990%	1/15/23	835	816
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	225	305
Total Taxable Municipal Bonds (Cost $8,368)					8,161

				Shares
Common Stocks (37.0%)
Australia (0.4%)
	Sydney Airport			371,103	2,040

Belgium (0.6%)
	Anheuser-Busch InBev SA/NV			34,749	3,259

Canada (0.5%)
	TransCanada Corp.			57,335	2,400

China (1.0%)
	China Longyuan Power Group Corp. Ltd.			2,959,000	2,716
	Jiangsu Expressway Co. Ltd.			1,700,000	2,554
					5,270
Finland (0.4%)
	Nokia Oyj			379,046	2,179

France (2.2%)
	TOTAL SA			78,159	4,752
	SES SA Class A			146,694	2,542
^	BNP Paribas SA			38,520	2,394
	Nexity SA			30,497	1,776
					11,464

Germany (1.3%)
Siemens AG	20,860	2,719
E.ON SE	208,977	2,214
Deutsche Post AG	44,809	1,699
		6,632
Hong Kong (0.5%)
Sands China Ltd.	444,400	2,648

Italy (1.0%)
Assicurazioni Generali SPA	115,807	1,976
^ Intesa Sanpaolo SPA (Registered)	597,370	1,763
Banca Generali SPA	61,180	1,489
		5,228
Japan (1.6%)
Eisai Co. Ltd.	40,100	2,894
Tokio Marine Holdings Inc.	56,500	2,710
NTT DOCOMO Inc.	104,300	2,690
		8,294
Netherlands (2.0%)
Unilever NV	92,386	5,152
ING Groep NV	220,872	3,217
Unibail-Rodamco SE	9,769	2,200
		10,569
Portugal (0.4%)
EDP - Energias de Portugal SA	516,811	2,021

Sweden (1.7%)
Nordea Bank AB	407,280	3,917
Millicom International Cellular SA	37,665	2,373
Lundin Petroleum AB	73,644	2,335
		8,625
Switzerland (2.4%)
Roche Holding AG	21,777	4,669
Zurich Insurance Group AG	12,574	3,727
Novartis AG	30,641	2,278
ABB Ltd.	81,694	1,848
		12,522
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	331,000	2,472
Catcher Technology Co. Ltd.	154,000	1,785
		4,257
United Kingdom (5.5%)
Royal Dutch Shell plc Class B	179,998	6,429
AstraZeneca plc	75,418	5,502
British American Tobacco plc	95,249	4,889
Rio Tinto plc	51,709	2,916
Persimmon plc	66,887	2,517
SSE plc	118,822	2,159
IG Group Holdings plc	166,927	1,917
BT Group plc	674,951	1,831
		28,160
United States (14.7%)
Chevron Corp.	41,248	5,127
Wells Fargo & Co.	89,150	4,813

Intel Corp.		79,254	4,375
Cisco Systems Inc.		98,463	4,205
QUALCOMM Inc.		65,083	3,783
International Paper Co.		64,139	3,431
Verizon Communications Inc.		71,674	3,417
Philip Morris International Inc.		42,523	3,382
Bristol-Myers Squibb Co.		57,078	3,003
DowDuPont Inc.		43,775	2,806
Citigroup Inc.		40,566	2,705
Caterpillar Inc.		17,385	2,641
Park Hotels & Resorts Inc.		80,547	2,595
Kinder Morgan Inc.		153,346	2,558
Eaton Corp. plc		32,226	2,468
LyondellBasell Industries NV Class A		21,921	2,458
Marsh & McLennan Cos. Inc.		30,480	2,450
MetLife Inc.		53,238	2,448
JPMorgan Chase & Co.		22,480	2,406
PNC Financial Services Group Inc.		16,518	2,369
Maxim Integrated Products Inc.		39,615	2,323
Edison International		36,558	2,273
Newell Brands Inc.		90,548	2,135
Weyerhaeuser Co.		54,047	2,018
Brixmor Property Group Inc.		124,739	1,981
L Brands Inc.		45,735	1,551
			75,721
Total Common Stocks (Cost $197,515)			191,289

	Coupon	Shares
Temporary Cash Investments (3.7%)
16,17 Vanguard Market Liquidity Fund	1.961%	188,875	18,889
Total Temporary Cash Investments (Cost $18,887)			18,889
Total Investments (101.3%) (Cost $538,966)			523,496
Other Assets and Liabilities-Net (-1.3%)18			(6,585)
Net Assets (100%)			516,911

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,979,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
4 Securities with a value of $509,000 have been segregated as initial margin for open futures contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $55,705,000, representing 10.8% of net assets.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Face amount denominated in euro.
9 Adjustable-rate security.
10 Face amount denominated in British pounds.
11 Face amount denominated in Canadian dollars.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in Swiss francs.

14 Face amount denominated in Japanese yen.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
17 Includes $3,445,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Schatz	June 2018	43	5,639	19
5-Year U.S. Treasury Note	September 2018	39	4,442	20
Euro-Buxl	June 2018	11	2,196	119
Long Gilt	September 2018	5	821	12
Euro-Bund	June 2018	2	379	8
				178
Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(157)	(18,909)	(192)
Euro-Bobl	June 2018	(48)	(7,437)	(115)
Ultra 10-Year U.S. Treasury Note	September 2018	(33)	(4,235)	(56)
Ultra Long U.S. Treasury Bond	September 2018	(18)	(2,871)	(72)
				(435)
				(257)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities LLC	6/29/18	EUR	770	USD	900	2
J.P. Morgan Securities LLC	6/29/18	USD	40,328	EUR	34,323	108
Goldman Sachs International	6/29/18	USD	40,321	EUR	34,322	102
Bank of America N.A	6/29/18	USD	14,745	GBP	11,000	99
J.P. Morgan Securities LLC	6/29/18	USD	9,987	JPY	1,089,369	(48)

Global Wellesley Income Fund

J.P. Morgan Securities LLC	6/29/18	USD	9,376	CAD	12,079	52
J.P. Morgan Securities LLC	6/20/18	USD	4,191	EUR	3,380	233
Goldman Sachs International	6/29/18	USD	2,892	AUD	3,821	2
J.P. Morgan Securities LLC	6/20/18	USD	2,658	GBP	1,895	136
J.P. Morgan Securities LLC	7/30/18	USD	1,932	JPY	210,000	(7)
J.P. Morgan Securities LLC	6/29/18	USD	1,064	CHF	1,052	(6)
						673

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

At May 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $5,465,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Global Wellesley Income Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	37,094	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	20,548	—
Corporate Bonds	—	192,433	—
Sovereign Bonds	—	55,082	—
Taxable Municipal Bonds	—	8,161	—
Common Stocks	78,121	113,168	—
Temporary Cash Investments	18,889	—	—
Futures Contracts—Assets[1]	48	—	—
Futures Contracts—Liabilities[1]	(80)	—	—
Forward Currency Contracts—Assets	—	734	—
Forward Currency Contracts—Liabilities	—	(61)	—
Total	96,978	427,159	—
1 Represents variation margin on the last day of the reporting period.

Global Wellesley Income Fund

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. At May 31, 2018, the cost of investment securities for tax purposes was $538,966,000. Net unrealized depreciation of investment securities for tax purposes was $15,470,000, consisting of unrealized gains of $8,239,000 on securities that had risen in value since their purchase and $23,709,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

VANGUARD WORLD FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.